UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           OPPENHEIMER MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.3%
--------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$     100,000     AL 21st Century Authority Tobacco
                  Settlement                                        5.250%    12/01/2006   12/01/2006     $       100,332
--------------------------------------------------------------------------------------------------------------------------
       30,000     AL Docks Dept.                                    5.375     10/01/2017   10/01/2007 A            30,843
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     AL Docks Dept. 1                                  6.150     10/01/2014   10/01/2006 A         1,024,510
--------------------------------------------------------------------------------------------------------------------------
       75,000     AL Docks Dept.                                    6.300     10/01/2021   10/01/2006 A            76,905
--------------------------------------------------------------------------------------------------------------------------
       30,000     AL HFA                                            5.750     04/01/2012   04/01/2009 A            30,750
--------------------------------------------------------------------------------------------------------------------------
      130,000     AL HFA 1                                          5.750     10/01/2016   04/01/2007 A           133,723
--------------------------------------------------------------------------------------------------------------------------
       35,000     AL HFA (Collateralized Home
                  Mortgage) 1                                       6.000     10/01/2021   04/01/2007 A            35,828
--------------------------------------------------------------------------------------------------------------------------
       15,000     AL HFA (South Bay Apartments)                     5.950     02/01/2033   02/01/2013 A            15,526
--------------------------------------------------------------------------------------------------------------------------
       65,000     AL Higher Education Loan Corp.
                  (Student Loan) 1                                  6.150     09/01/2010   09/01/2006 A            65,199
--------------------------------------------------------------------------------------------------------------------------
    4,505,000     Bay Minette, AL Industrial Devel.
                  Board (B.F. Goodrich)                             6.500     02/15/2009   08/15/2006 A         4,576,314
--------------------------------------------------------------------------------------------------------------------------
      100,000     Bayou La Batre, AL Utilities Board
                  (Water & Sewer)                                   5.750     03/01/2027   03/01/2007 A           102,867
--------------------------------------------------------------------------------------------------------------------------
       15,000     Birmingham, AL Multifamily Hsg.
                  (Ascend Care Hsg.-Beaconview)                     5.750     07/01/2030   07/01/2012 A            15,180
--------------------------------------------------------------------------------------------------------------------------
       30,000     Birmingham, AL Private Educational
                  Building Authority (Birmingham-
                  Southern College)                                 6.000     12/01/2021   06/01/2008 A            30,389
--------------------------------------------------------------------------------------------------------------------------
      165,000     Birmingham-Carraway, AL Special
                  Care Facilities (Carraway Methodist
                  Hospitals)                                        5.875     08/15/2015   08/15/2006 A           168,133
--------------------------------------------------------------------------------------------------------------------------
       35,000     Colbert County-Northwest, AL Health
                  Care Authority (Helen Keller
                  Hospital)                                         5.750     06/01/2015   12/01/2006 A            35,392
--------------------------------------------------------------------------------------------------------------------------
      235,000     Courtland, AL Industrial Devel. Board
                  (Champion International Corp.)                    5.700     10/01/2028   08/01/2011 A           237,973
--------------------------------------------------------------------------------------------------------------------------
      335,000     Courtland, AL Industrial Devel. Board
                  (Champion International Corp.)                    5.750     11/01/2027   11/01/2009 A           342,038
--------------------------------------------------------------------------------------------------------------------------
    1,795,000     Courtland, AL Industrial Devel. Board
                  (Champion International Corp.)                    6.000     08/01/2029   08/01/2011 A         1,855,079
--------------------------------------------------------------------------------------------------------------------------
      190,000     Courtland, AL Industrial Devel. Board
                  (Champion International Corp.)                    6.700     11/01/2029   11/01/2009 A           202,038
--------------------------------------------------------------------------------------------------------------------------
       10,000     Huntsville Madison County, AL
                  Airport Authority                                 5.400     07/01/2019   01/01/2008 A            10,222
--------------------------------------------------------------------------------------------------------------------------
        5,000     Huntsville, AL Industrial Devel. Board
                  (Coltec Industries)                               9.875     10/01/2010   10/01/2006 A             5,005
--------------------------------------------------------------------------------------------------------------------------
      100,000     Jefferson County, AL Sewer                        5.375     02/01/2027   02/01/2007 A           100,716
--------------------------------------------------------------------------------------------------------------------------
       25,000     Mobile, AL Industrial Devel. Board
                  (International Paper Corp.)                       6.700     03/01/2024   03/01/2010 A            26,767
--------------------------------------------------------------------------------------------------------------------------
       50,000     Mobile, AL Limited Obligation Tax                 5.500     02/15/2023   02/15/2014 A            51,355
--------------------------------------------------------------------------------------------------------------------------
       40,000     Montgomery, AL Medical Clinic Board
                  (Jackson Hospital & Clinic)                       6.000     03/01/2026   09/01/2006 A            40,862
--------------------------------------------------------------------------------------------------------------------------
       60,000     Montgomery, AL Medical Clinic Board
                  (Jackson Hospital & Clinic)                       7.000     03/01/2015   09/01/2006 A            60,119
--------------------------------------------------------------------------------------------------------------------------
   15,000,000     Phenix City, AL Industrial Devel.
                  Board (Meadwestvaco) 1                            6.350     05/15/2035   05/15/2012 A        16,004,700
--------------------------------------------------------------------------------------------------------------------------


1          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ALABAMA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     180,000     Prattville, AL Industrial Devel. Board
                  (International Paper Company)                     6.625%    03/01/2008   09/01/2006 A   $       180,736
--------------------------------------------------------------------------------------------------------------------------
       45,000     Tuskegee, AL GO Warrants                          5.875     03/01/2008   09/01/2006 A            45,017
--------------------------------------------------------------------------------------------------------------------------
      775,000     Tuskegee, AL GO Warrants                          7.000     01/01/2021   07/01/2006 A           775,752
--------------------------------------------------------------------------------------------------------------------------
       70,000     Tuskegee, AL Utilities Board                      5.500     02/01/2016   02/01/2007 A            71,992
                                                                                                          ----------------
                                                                                                               26,452,262
--------------------------------------------------------------------------------------------------------------------------
ALASKA--2.3%
    6,635,000     AK HFC DRIVERS                                   11.837 2   06/01/2008   06/01/2009 A         7,165,535
--------------------------------------------------------------------------------------------------------------------------
    2,865,000     AK HFC, Series A                                  6.000     06/01/2027   06/01/2007 A         2,932,499
--------------------------------------------------------------------------------------------------------------------------
      355,000     AK HFC, Series A-1                                5.500     12/01/2017   12/01/2007 A           363,254
--------------------------------------------------------------------------------------------------------------------------
       50,000     AK HFC, Series A-2                                5.750     06/01/2024   12/01/2007 A            51,424
--------------------------------------------------------------------------------------------------------------------------
   73,000,000     AK HFC, Series A-2                                5.780 3   06/01/2037   12/01/2006 A        12,104,860
--------------------------------------------------------------------------------------------------------------------------
       15,000     AK HFC, Series A-2                                5.900     06/01/2014   12/01/2009 A            15,269
--------------------------------------------------------------------------------------------------------------------------
       20,000     AK HFC, Series C                                  5.800     06/01/2029   06/01/2010 A            20,129
--------------------------------------------------------------------------------------------------------------------------
    5,000,000     AK Industrial Devel. & Export
                  Authority, Series A                               5.200     04/01/2018   04/01/2008 A         5,109,100
--------------------------------------------------------------------------------------------------------------------------
       25,000     AK Industrial Devel. & Export
                  Authority, Series A                               5.250     04/01/2023   04/01/2008 A            25,573
--------------------------------------------------------------------------------------------------------------------------
       45,000     AK Industrial Devel. & Export
                  Authority, Series A                               5.900     04/01/2017   04/01/2007 A            46,469
--------------------------------------------------------------------------------------------------------------------------
       25,000     AK Industrial Devel. & Export
                  Authority, Series A                               6.125     04/01/2027   04/01/2007 A            25,858
--------------------------------------------------------------------------------------------------------------------------
    7,395,000     AK Northern Tobacco Securitization
                  Corp. (TASC)                                      5.500     06/01/2029   06/01/2011 A         7,510,658
--------------------------------------------------------------------------------------------------------------------------
       25,000     AK Northern Tobacco Securitization
                  Corp. (TASC)                                      6.200     06/01/2022   06/19/2008 B            26,023
--------------------------------------------------------------------------------------------------------------------------
    6,345,000     AK Northern Tobacco Securitization
                  Corp. (TASC)                                      6.500     06/01/2031   06/01/2010 A         6,660,093
--------------------------------------------------------------------------------------------------------------------------
       30,000     AK Student Loan Corp.                             5.750     07/01/2014   07/01/2007 A            30,443
                                                                                                          ----------------
                                                                                                               42,087,187
--------------------------------------------------------------------------------------------------------------------------
ARIZONA--0.9%
      130,000     AZ University Medical Center                      5.000     07/01/2021   07/01/2006 A           130,068
--------------------------------------------------------------------------------------------------------------------------
    1,600,000     Goodyear, AZ IDA Water & Sewer
                  (Litchfield Park Service Company)                 6.750     10/01/2031   10/01/2011 A         1,726,688
--------------------------------------------------------------------------------------------------------------------------
    2,320,000     Hassayampa, AZ Community
                  Facilities District (Hassayampa
                  Village Community)                                7.750     07/01/2021   07/01/2006 A         2,436,139
--------------------------------------------------------------------------------------------------------------------------
    1,365,000     Litchfield, AZ Park Community
                  Facility District                                 6.375     07/15/2026   07/15/2012 A         1,449,876
--------------------------------------------------------------------------------------------------------------------------
    1,870,000     Maricopa County, AZ IDA (Christian
                  Care Mesa II) 1                                   6.000     01/01/2014   07/01/2011 B         1,886,830
--------------------------------------------------------------------------------------------------------------------------
       80,000     Maricopa County, AZ IDA (Sun King
                  Apartments) 1                                     5.875     11/01/2008   08/12/2007 D            77,607
--------------------------------------------------------------------------------------------------------------------------
       35,000     Maricopa County, AZ Pollution
                  Control Corp.                                     5.750     11/01/2022   11/01/2006 A            35,389
--------------------------------------------------------------------------------------------------------------------------
       50,000     Maricopa County, AZ Pollution
                  Control Corp. (Public Service
                  Company of New Mexico)                            6.300     12/01/2026   12/01/2006 A            51,640
--------------------------------------------------------------------------------------------------------------------------


2          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      60,000     Mesa, AZ IDA (Mesa Student Hsg.)                  6.000%    07/01/2025   07/01/2011 A   $        63,972
--------------------------------------------------------------------------------------------------------------------------
       15,000     Phoenix, AZ Airport                               6.400     07/01/2012   07/01/2006 A            15,026
--------------------------------------------------------------------------------------------------------------------------
       50,000     Phoenix, AZ Civic Improvement
                  Corp.                                             5.250     07/01/2032   07/01/2012 A            51,005
--------------------------------------------------------------------------------------------------------------------------
      500,000     Phoenix, AZ Civic Improvement
                  Corp.                                             5.375     07/01/2029   07/01/2007 A           505,295
--------------------------------------------------------------------------------------------------------------------------
    3,975,000     Phoenix, AZ IDA (Capitol Mews
                  Apartments)                                       5.700     12/20/2040   12/20/2012 A         4,107,884
--------------------------------------------------------------------------------------------------------------------------
    1,575,000     Phoenix, AZ IDA (Single Family Mtg.)              6.650     10/01/2029   10/15/2006 B         1,615,667
--------------------------------------------------------------------------------------------------------------------------
       50,000     Phoenix, AZ IDA (Ventana Palms
                  Apartments)                                       6.150     10/01/2029   10/01/2009 A            52,454
--------------------------------------------------------------------------------------------------------------------------
      940,000     Phoenix, AZ IDA (Ventana Palms
                  Apartments)                                       6.200     10/01/2034   10/01/2009 A           986,934
--------------------------------------------------------------------------------------------------------------------------
      200,000     Pima County, AZ IDA (International
                  Studies Academy)                                  6.750     07/01/2031   07/01/2011 A           207,666
--------------------------------------------------------------------------------------------------------------------------
       15,000     Pima County, AZ Junior College
                  District                                          7.000     07/01/2009   07/01/2006 A            15,432
--------------------------------------------------------------------------------------------------------------------------
        5,000     Scottsdale, AZ IDA (Scottsdale
                  Memorial Hospitals)                               5.500     09/01/2012   04/28/2010 D             5,280
--------------------------------------------------------------------------------------------------------------------------
    1,750,000     Verrado, AZ Community Facilities
                  District                                          6.500     07/15/2027   07/15/2013 A         1,847,318
                                                                                                          ----------------
                                                                                                               17,268,170
--------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
       20,000     AR Devel. Finance Authority (Ark-
                  Tenn Holding/Environment Filter
                  Obligated Group)                                  5.400     11/01/2011   11/01/2006 A            20,262
--------------------------------------------------------------------------------------------------------------------------
       35,000     AR Devel. Finance Authority (Clark
                  County Industrial Council)                        5.600     05/01/2008   11/01/2006 A            35,127
--------------------------------------------------------------------------------------------------------------------------
      390,000     AR Devel. Finance Authority (Single
                  Family Mtg.)                                      5.300     07/01/2024   07/01/2012 A           397,539
--------------------------------------------------------------------------------------------------------------------------
       10,000     AR Devel. Finance Authority, Series B             5.800     01/01/2023   07/01/2009 A            10,194
--------------------------------------------------------------------------------------------------------------------------
       95,000     AR Devel. Finance Authority, Series H             6.100     07/01/2030   01/01/2009 A            96,824
--------------------------------------------------------------------------------------------------------------------------
      900,000     Greater AR Hsg. Assistance Corp.
                  (Hicky Garden Apartments)                         6.000     01/01/2023   01/01/2007 A           915,273
--------------------------------------------------------------------------------------------------------------------------
       40,000     Jefferson County, AR Pollution
                  Control (AR Power & Light)                        6.300     06/01/2018   12/01/2006 A            40,037
--------------------------------------------------------------------------------------------------------------------------
      405,000     Jefferson County, AR Pollution
                  Control (Energy Arkansas)                         5.600     10/01/2017   12/01/2006 A           405,255
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Northwest AR Regional Airport
                  Authority                                         5.250     02/01/2023   02/01/2013 A         1,011,260
--------------------------------------------------------------------------------------------------------------------------
       40,000     Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)                  6.100     12/01/2016   12/01/2006 A            40,070
--------------------------------------------------------------------------------------------------------------------------
       40,000     Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)                  6.300     12/01/2016   12/01/2006 A            40,077
--------------------------------------------------------------------------------------------------------------------------
       45,000     Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)                  6.300     12/01/2016   12/01/2006 A            45,068
--------------------------------------------------------------------------------------------------------------------------
      485,000     Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)                  6.300     11/01/2020   11/01/2006 A           488,250
--------------------------------------------------------------------------------------------------------------------------


3          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ARKANSAS CONTINUED
$     875,000     Warren, AR Solid Waste Disposal
                  (Potlatch Corp.)                                  7.500%    08/01/2013   08/01/2006 A   $       876,085
                                                                                                          ----------------
                                                                                                                4,421,321
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.0%
   19,000,000     Anaheim, CA Public Financing
                  Authority RITES 4                                 9.220 2   12/28/2018   10/01/2006 A        21,116,790
--------------------------------------------------------------------------------------------------------------------------
    7,440,000     CA County Tobacco Securitization
                  Agency (TASC)                                     0.000 5   06/01/2021   03/15/2014 B         5,880,799
--------------------------------------------------------------------------------------------------------------------------
    5,500,000     CA County Tobacco Securitization
                  Agency (TASC)                                     0.000 5   06/01/2028   09/14/2018 B         4,316,620
--------------------------------------------------------------------------------------------------------------------------
   13,095,000     CA County Tobacco Securitization
                  Agency (TASC)                                     0.000 5   06/01/2036   12/01/2018 A        10,269,885
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     CA County Tobacco Securitization
                  Agency (TASC)                                     0.000 5   06/01/2041   12/01/2018 A         2,360,280
--------------------------------------------------------------------------------------------------------------------------
    3,125,000     CA County Tobacco Securitization
                  Agency (TASC)                                     5.500     06/01/2033   06/01/2012 A         3,172,875
--------------------------------------------------------------------------------------------------------------------------
    3,740,000     CA County Tobacco Securitization
                  Agency (TASC)                                     5.750     06/01/2029   12/01/2012 B         3,855,940
--------------------------------------------------------------------------------------------------------------------------
    1,175,000     CA County Tobacco Securitization
                  Agency (TASC)                                     5.750     06/01/2030   06/04/2012 B         1,211,425
--------------------------------------------------------------------------------------------------------------------------
    2,770,000     CA County Tobacco Securitization
                  Agency (TASC)                                     5.875     06/01/2027   06/01/2012 A         2,873,349
--------------------------------------------------------------------------------------------------------------------------
    2,505,000     CA County Tobacco Securitization
                  Agency (TASC)                                     5.875     06/01/2043   06/01/2012 A         2,592,024
--------------------------------------------------------------------------------------------------------------------------
    5,615,000     CA County Tobacco Securitization
                  Agency (TASC)                                     6.000     06/01/2029   06/01/2012 A         5,874,525
--------------------------------------------------------------------------------------------------------------------------
      135,000     CA County Tobacco Securitization
                  Agency (TASC)                                     6.000     06/01/2042   06/01/2012 A           140,715
--------------------------------------------------------------------------------------------------------------------------
  207,670,000     CA County Tobacco Securitization
                  Agency (TASC)                                     6.180 3   06/01/2050   06/01/2016 A        13,027,139
--------------------------------------------------------------------------------------------------------------------------
   18,985,000     CA Golden State Tobacco
                  Securitization Corp.                              6.250     06/01/2033   09/11/2012 B        20,536,454
--------------------------------------------------------------------------------------------------------------------------
      410,000     CA Golden State Tobacco
                  Securitization Corp.                              6.625     06/01/2040   06/01/2013 A           454,993
--------------------------------------------------------------------------------------------------------------------------
    4,940,000     CA Golden State Tobacco
                  Securitization Corp.                              6.750     06/01/2039   06/01/2013 A         5,533,640
--------------------------------------------------------------------------------------------------------------------------
    3,450,000     CA Golden State Tobacco
                  Securitization Corp.                              7.800     06/01/2042   06/01/2013 A         4,110,158
--------------------------------------------------------------------------------------------------------------------------
    7,350,000     CA Golden State Tobacco
                  Securitization Corp.                              7.900     06/01/2042   06/01/2013 A         8,799,641
--------------------------------------------------------------------------------------------------------------------------
    1,200,000     CA Golden State Tobacco
                  Securitization Corp. (TASC)                       7.875     06/01/2042   06/01/2013 A         1,434,912
--------------------------------------------------------------------------------------------------------------------------
      190,000     CA Golden State Tobacco
                  Securitization Corp. (TASC)                       7.875     06/01/2042   06/01/2013 A           227,194
--------------------------------------------------------------------------------------------------------------------------
    3,085,000     CA Statewide CDA (Fairfield
                  Apartments)                                       6.500     01/01/2016   10/10/2011 D         3,003,155
--------------------------------------------------------------------------------------------------------------------------
    2,440,000     Chula Vista Redevel. Agency
                  (Bayfront)                                        7.625     09/01/2024   09/01/2006 A         2,474,892
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Kern County, CA Hsg. Authority
                  (Pioneer Pines)                                   6.150     10/20/2043   10/20/2012 A         3,247,710
--------------------------------------------------------------------------------------------------------------------------
    3,670,000     Lake Elsinore, CA Public Financing
                  Authority, Series F                               7.100     09/01/2020   09/01/2007 A         3,851,738
--------------------------------------------------------------------------------------------------------------------------


4          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     230,000     Los Angeles, CA Regional Airports
                  Improvement Corp. (Delta-
                  Continental Airlines)                             9.250%    08/01/2024   08/01/2006 A   $       230,481
--------------------------------------------------------------------------------------------------------------------------
   10,675,000     Northern CA Tobacco Securitization
                  Authority (TASC)                                  0.000 5   06/01/2027   06/12/2016 B         9,493,705
--------------------------------------------------------------------------------------------------------------------------
   14,190,000     Northern CA Tobacco Securitization
                  Authority (TASC)                                  4.750     06/01/2023   07/18/2011 D        13,890,591
--------------------------------------------------------------------------------------------------------------------------
      500,000     Riverside County, CA Public
                  Financing Authority COP                           5.750     05/15/2019   05/15/2009 A           514,205
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     San Francisco City & County, CA
                  COP (San Bruno Jail)                              5.250     10/01/2033   10/01/2008 A         2,065,140
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     San Marcos, CA Special Tax                        5.900     09/01/2028   03/01/2012 A         2,075,580
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Santa Rosa, CA Rancheria Tachi
                  Yokut Tribe Enterprise                            4.500     03/01/2011   04/08/2009 D         1,972,180
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     Santa Rosa, CA Rancheria Tachi
                  Yokut Tribe Enterprise                            6.125     03/01/2013   04/06/2011 D         6,359,160
--------------------------------------------------------------------------------------------------------------------------
      250,000     Southern CA Tobacco Securitization
                  Authority (TASC)                                  5.000     06/01/2013   06/01/2012 A           263,160
--------------------------------------------------------------------------------------------------------------------------
   16,890,000     Southern CA Tobacco Securitization
                  Authority (TASC)                                  5.500     06/01/2036   06/01/2012 A        18,220,425
                                                                                                          ----------------
                                                                                                              185,451,480
--------------------------------------------------------------------------------------------------------------------------
COLORADO--1.0%
    1,825,000     Adams County, CO Hsg. Authority
                  (Aztec Villa Apartments) 1                        5.850     12/01/2027   12/01/2009 A         1,872,030
--------------------------------------------------------------------------------------------------------------------------
       15,000     Boulder County, CO Multifamily
                  Hsg. (Legacy Apartments)                          6.100     11/20/2025   11/20/2006 A            15,226
--------------------------------------------------------------------------------------------------------------------------
       90,000     CO Health Facilities Authority
                  (Northern Colorado Medical Center)                6.000     05/15/2020   11/15/2006 A            95,331
--------------------------------------------------------------------------------------------------------------------------
       40,000     CO Health Facilities Authority
                  (Sisters of Charity Health Care
                  Systems)                                          5.250     05/15/2014   05/15/2007 A            40,036
--------------------------------------------------------------------------------------------------------------------------
      780,000     CO Hsg. & Finance Authority (Single
                  Family)                                           5.480 3   11/01/2029   05/01/2010 A           214,492
--------------------------------------------------------------------------------------------------------------------------
      850,000     CO Hsg. & Finance Authority (Single
                  Family)                                           5.900     08/01/2023   08/01/2008 B           882,122
--------------------------------------------------------------------------------------------------------------------------
      415,000     CO Hsg. & Finance Authority (Single
                  Family)                                           6.450     04/01/2030   04/01/2009 A           421,818
--------------------------------------------------------------------------------------------------------------------------
    2,820,000     CO Hsg. & Finance Authority (Single
                  Family)                                           6.800     04/01/2030   11/01/2006 B         2,841,178
--------------------------------------------------------------------------------------------------------------------------
       45,000     CO Hsg. & Finance Authority (Single
                  Family)                                           7.450     10/01/2016   12/08/2007 B            46,467
--------------------------------------------------------------------------------------------------------------------------
       10,000     CO Hsg. & Finance Authority (Single
                  Family)                                           7.450     11/01/2027   11/01/2012 A            10,306
--------------------------------------------------------------------------------------------------------------------------
        7,000     CO Hsg. & Finance Authority,
                  Series A                                          7.400     11/01/2027   11/01/2006 B             7,151
--------------------------------------------------------------------------------------------------------------------------
       25,000     CO Hsg. & Finance Authority,
                  Series A-4                                        6.250     10/01/2013   10/01/2006 A            25,112
--------------------------------------------------------------------------------------------------------------------------
      500,000     CO Hsg. & Finance Authority,
                  Series B-2                                        6.400     10/01/2027   10/01/2006 A           512,955
--------------------------------------------------------------------------------------------------------------------------
      125,000     CO Hsg. & Finance Authority,
                  Series C-2                                        6.875     11/01/2028   09/01/2006 B           126,165
--------------------------------------------------------------------------------------------------------------------------


5          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     425,000     CO Hsg. & Finance Authority,
                  Series D-2                                        6.350%    11/01/2029   02/02/2007 B   $       430,385
--------------------------------------------------------------------------------------------------------------------------
       10,000     CO Water Resources & Power Devel.
                  Authority, Series A                               5.600     11/01/2017   11/01/2007 A            10,313
--------------------------------------------------------------------------------------------------------------------------
       30,000     Colorado Springs, CO Airport                      5.250     01/01/2022   01/01/2007 A            30,143
--------------------------------------------------------------------------------------------------------------------------
       20,000     Denver, CO City & County Airport                  5.500     11/15/2013   11/15/2006 A            20,301
--------------------------------------------------------------------------------------------------------------------------
       90,000     Denver, CO City & County Airport                  5.500     11/15/2025   11/15/2006 A            91,356
--------------------------------------------------------------------------------------------------------------------------
      225,000     Denver, CO City & County Airport                  5.750     11/15/2010   11/15/2006 A           230,711
--------------------------------------------------------------------------------------------------------------------------
      115,000     Denver, CO City & County Airport                  5.750     11/15/2015   11/15/2006 A           117,919
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Denver, CO City & County Airport
                  RITES                                             7.778 2   11/15/2014   11/15/2010 A         1,141,830
--------------------------------------------------------------------------------------------------------------------------
    1,500,000     Denver, CO City & County Airport
                  RITES                                             7.778 2   11/15/2015   11/15/2010 A         1,726,635
--------------------------------------------------------------------------------------------------------------------------
    1,500,000     Denver, CO City & County Airport
                  RITES                                             7.778 2   11/15/2016   11/15/2010 A         1,711,740
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Denver, CO City & County Airport
                  RITES                                             7.778 2   11/15/2018   11/15/2010 A         1,135,400
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Denver, CO City & County Airport,
                  Series C                                          5.600     11/15/2011   11/15/2006 A         3,046,290
--------------------------------------------------------------------------------------------------------------------------
    1,200,000     Denver, CO Urban Renewal Authority                9.125     09/01/2017   09/01/2006 A         1,205,556
--------------------------------------------------------------------------------------------------------------------------
      500,000     Southlands, CO Medical District                   6.750     12/01/2016   12/01/2014 A           544,275
--------------------------------------------------------------------------------------------------------------------------
       10,000     Stonegate Village, CO Metropolitan
                  District                                          5.500     12/01/2021   12/01/2006 A            10,160
                                                                                                          ----------------
                                                                                                               18,563,403
--------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.7%
       30,000     CT Airport (Bradley International
                  Airport)                                          5.125     10/01/2026   04/01/2012 A            30,414
--------------------------------------------------------------------------------------------------------------------------
       60,000     CT Devel. Authority (Bridgeport
                  Hydraulic Company)                                6.000     09/01/2036   09/01/2006 A            61,396
--------------------------------------------------------------------------------------------------------------------------
      165,000     CT Devel. Authority (Bridgeport
                  Hydraulic Company)                                6.000     09/01/2036   09/01/2006 A           168,838
--------------------------------------------------------------------------------------------------------------------------
      110,000     CT Devel. Authority (Bridgeport
                  Hydraulic Company)                                6.150     04/01/2035   04/01/2007 A           113,880
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     CT Devel. Authority (Mary Wade Home)              6.375     12/01/2018   12/01/2009 A         1,081,420
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     CT Devel. Authority Airport Facility
                  (Learjet) 1                                       7.950     04/01/2026   10/01/2014 A         2,366,720
--------------------------------------------------------------------------------------------------------------------------
      535,000     CT Devel. Authority Pollution
                  Control (Connecticut Light & Power
                  Company)                                          5.850     09/01/2028   10/01/2008 A           559,145
--------------------------------------------------------------------------------------------------------------------------
       70,000     CT H&EFA (3030 Park Fairfield
                  Health Center)                                    6.000     11/01/2015   11/01/2006 A            71,765
--------------------------------------------------------------------------------------------------------------------------
      100,000     CT H&EFA (Bridgeport Hospital)                    5.375     07/01/2025   07/01/2006 A           102,086
--------------------------------------------------------------------------------------------------------------------------
       30,000     CT H&EFA (Bridgeport Hospital)                    6.625     07/01/2018   07/01/2006 A            30,083
--------------------------------------------------------------------------------------------------------------------------
      160,000     CT H&EFA (DKH/CHHC/HNE
                  Obligated Group)                                  5.375     07/01/2026   07/01/2006 A           163,338
--------------------------------------------------------------------------------------------------------------------------
       30,000     CT H&EFA (Lawrence & Memorial
                  Hospital)                                         5.000     07/01/2022   07/01/2006 A            30,015
--------------------------------------------------------------------------------------------------------------------------
       45,000     CT H&EFA (Loomis Chaffee)                         5.500     07/01/2026   07/01/2006 A            45,497
--------------------------------------------------------------------------------------------------------------------------


6          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$   1,265,000     CT H&EFA (New Britain General
                  Hospital), Series B 1                             6.000%    07/01/2024   07/01/2006 A   $     1,288,491
--------------------------------------------------------------------------------------------------------------------------
       30,000     CT H&EFA (Pope John Paul II Center
                  for Health)                                       6.250     11/01/2013   11/01/2006 A            30,205
--------------------------------------------------------------------------------------------------------------------------
       55,000     CT HFA 1                                          6.000     11/15/2027   11/15/2008 A            56,134
--------------------------------------------------------------------------------------------------------------------------
       70,000     CT HFA, Series G 1                                5.950     11/15/2017   11/15/2008 A            71,560
--------------------------------------------------------------------------------------------------------------------------
    1,560,000     CT Resource Recovery Authority
                  (Browning-Ferris Industries) 1                    6.450     11/15/2022   11/15/2006 A         1,594,476
--------------------------------------------------------------------------------------------------------------------------
      110,000     CT Special Obligaton Parking
                  (Bradley International Airport
                  Parking)                                          6.600     07/01/2024   07/01/2010 A           119,204
--------------------------------------------------------------------------------------------------------------------------
       85,000     Eastern CT Resource Recovery
                  Authority Solid Waste
                  (Wheelabrator Lisbon)                             5.500     01/01/2014   01/01/2007 A            85,357
--------------------------------------------------------------------------------------------------------------------------
    3,825,000     Eastern CT Resource Recovery
                  Authority Solid Waste
                  (Wheelabrator Lisbon)                             5.500     01/01/2020   03/07/2018 D         3,820,104
--------------------------------------------------------------------------------------------------------------------------
      600,000     Mashantucket, CT Western Pequot
                  Tribe, Series B                                   5.600     09/01/2009   09/01/2007 A           620,412
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Sprague, CT Environmental
                  Improvement (International Paper
                  Company)                                          5.700     10/01/2021   10/01/2009 A         1,025,660
                                                                                                          ----------------
                                                                                                               13,536,200
--------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.6%
       25,000     DE EDA (General Motors Corp.)                     5.600     04/01/2009   04/01/2009              24,396
--------------------------------------------------------------------------------------------------------------------------
      300,000     DE EDA (United Waterworks)                        6.200     06/01/2025   12/01/2006 A           303,501
--------------------------------------------------------------------------------------------------------------------------
       20,000     DE Hsg. Authority (Multifamily Mtg.)              7.375     01/01/2015   09/11/2011 D            19,931
--------------------------------------------------------------------------------------------------------------------------
       10,000     DE Hsg. Authority (Single Family
                  Mtg.)                                             6.050     07/01/2028   07/01/2009 A            10,171
--------------------------------------------------------------------------------------------------------------------------
   10,000,000     DE Hsg. Authority (Single Family
                  Mtg.)                                             6.200     07/01/2037   06/15/2011 B        10,827,300
--------------------------------------------------------------------------------------------------------------------------
       10,000     Wilmington, DE GO                                 6.200     10/01/2016   10/01/2006 A            10,253
                                                                                                          ----------------
                                                                                                               11,195,552
--------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.8%
       85,000     District of Columbia (American
                  University)                                       5.625     10/01/2026   10/01/2006 A            86,141
--------------------------------------------------------------------------------------------------------------------------
      200,000     District of Columbia (James F. Oyster
                  Elementary School)                                6.450     11/01/2034   11/01/2010 A           214,798
--------------------------------------------------------------------------------------------------------------------------
      310,000     District of Columbia HFA (Single
                  Family), Series A                                 6.850     06/01/2031   06/28/2007 B           313,528
--------------------------------------------------------------------------------------------------------------------------
       25,000     District of Columbia HFA (Single
                  Family), Series B                                 5.900     12/01/2028   06/01/2009 A            25,375
--------------------------------------------------------------------------------------------------------------------------
    1,895,000     District of Columbia Tobacco
                  Settlement Financing Corp.                        6.250     05/15/2024   11/15/2011 B         2,008,169
--------------------------------------------------------------------------------------------------------------------------
      110,000     District of Columbia Tobacco
                  Settlement Financing Corp.                        6.500     05/15/2033   08/06/2019 D           123,912
--------------------------------------------------------------------------------------------------------------------------
   11,205,000     District of Columbia Tobacco
                  Settlement Financing Corp.                        6.750     05/15/2040   05/15/2011 A        12,164,148
--------------------------------------------------------------------------------------------------------------------------
      110,000     Metropolitan Washington D.C.
                  Airport Authority, Series B                       5.500     10/01/2023   10/01/2009 A           112,027
--------------------------------------------------------------------------------------------------------------------------


7          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
$      20,000     Metropolitan Washington, D.C.
                  Airport Authority, Series A                       5.250%    10/01/2032   10/01/2012 A   $        20,402
                                                                                                          ----------------
                                                                                                               15,068,500
--------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.5%
    3,580,000     Arbor Greene, FL Community Devel.
                  District Special Assessment                       7.600     05/01/2018   11/01/2006 A         3,655,860
--------------------------------------------------------------------------------------------------------------------------
       15,000     Baker County, FL Hospital Authority               5.300     12/01/2023   12/01/2008 A            15,190
--------------------------------------------------------------------------------------------------------------------------
       30,000     Bay County, FL Water System                       6.250     09/01/2014   09/01/2006 A            30,056
--------------------------------------------------------------------------------------------------------------------------
      950,000     Bonnet Creek, FL Resort Community
                  Devel. District Special Assessment                7.125     05/01/2012   01/10/2010 D         1,037,210
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     Brevard County, FL Health Facilities
                  Authority (Holmes Regional Medical
                  Center)                                           5.600     10/01/2010   10/01/2006 A         6,081,960
--------------------------------------------------------------------------------------------------------------------------
       35,000     Brevard County, FL Industrial Devel.
                  (The Kroger Company)                              7.250     01/01/2009   07/01/2006 A            35,160
--------------------------------------------------------------------------------------------------------------------------
    2,300,000     Brooks of Bonita Springs, FL
                  Community Devel. District, Series A               6.200     05/01/2019   11/01/2006 A         2,349,128
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Broward County, FL Airport Facilities
                  (Learjet)                                         7.500     11/01/2020   11/01/2014 A         2,321,400
--------------------------------------------------------------------------------------------------------------------------
       80,000     Broward County, FL Airport System                 5.250     10/01/2026   10/01/2012 A            81,984
--------------------------------------------------------------------------------------------------------------------------
       50,000     Broward County, FL Airport System
                  (Passenger Facility)                              5.250     10/01/2015   10/01/2008 A            51,466
--------------------------------------------------------------------------------------------------------------------------
       40,000     Broward County, FL HFA (Pompano
                  Oaks Apartments)                                  6.100     12/01/2038   06/01/2007 A            41,057
--------------------------------------------------------------------------------------------------------------------------
       15,000     Broward County, FL HFA Single
                  Family Mtg., Series A                             6.200     04/01/2030   04/01/2009 A            15,384
--------------------------------------------------------------------------------------------------------------------------
      280,000     Broward County, FL Professional
                  Sports Facilities(Civic Arena)                    5.625     09/01/2028   09/01/2006 A           283,483
--------------------------------------------------------------------------------------------------------------------------
       25,000     Charlotte County, FL Utilities                    5.625     10/01/2016   10/01/2006 A            25,602
--------------------------------------------------------------------------------------------------------------------------
       25,000     Charlotte County, FL Utilities                    5.625     10/01/2021   10/01/2006 A            25,598
--------------------------------------------------------------------------------------------------------------------------
      570,000     Clay County, FL HFA (Single Family Mtg.)          5.450     04/01/2031   10/01/2007 B           575,729
--------------------------------------------------------------------------------------------------------------------------
      120,000     Clay County, FL HFA (Single Family Mtg.)          6.550     03/01/2028   03/01/2007 A           122,357
--------------------------------------------------------------------------------------------------------------------------
       30,000     Collier County, FL HFA (Whistlers
                  Green Apartments)                                 5.400     12/01/2027   12/01/2011 A            30,171
--------------------------------------------------------------------------------------------------------------------------
    4,875,000     Collier County, FL IDA (Allete)                   6.500     10/01/2025   07/01/2006 A         4,978,301
--------------------------------------------------------------------------------------------------------------------------
    2,400,000     Concorde Estates, FL Community
                  Devel. District 1                                 5.000     05/01/2011   05/01/2007 D         2,402,400
--------------------------------------------------------------------------------------------------------------------------
       25,000     Dade County, FL Aviation (Miami
                  International Airport)                            5.125     10/01/2013   10/01/2007 A            25,602
--------------------------------------------------------------------------------------------------------------------------
    2,490,000     Dade County, FL Aviation (Miami
                  International Airport)                            5.750     10/01/2026   10/01/2008 A         2,549,038
--------------------------------------------------------------------------------------------------------------------------
    2,280,000     Dade County, FL Aviation, Series A                5.750     10/01/2011   10/01/2006 A         2,333,557
--------------------------------------------------------------------------------------------------------------------------
       35,000     Dade County, FL Aviation, Series A                5.750     10/01/2012   10/01/2006 A            35,822
--------------------------------------------------------------------------------------------------------------------------
    5,430,000     Dade County, FL Aviation, Series A                5.750     10/01/2015   10/01/2006 A         5,559,886
--------------------------------------------------------------------------------------------------------------------------
      150,000     Dade County, FL Aviation, Series A                5.750     10/01/2018   10/01/2006 A           153,557
--------------------------------------------------------------------------------------------------------------------------


8          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      25,000     Dade County, FL Educational
                  Facilities Authority (University of
                  Miami)                                            5.750%    04/01/2020   10/01/2006 A   $        25,536
--------------------------------------------------------------------------------------------------------------------------
       70,000     Dade County, FL Educational
                  Facilities Authority (University of
                  Miami)                                            5.750     04/01/2020   10/01/2006 A            71,500
--------------------------------------------------------------------------------------------------------------------------
       20,000     Dade County, FL Health Facilities
                  Authority (Baptist Hospital of
                  Miami)                                            5.250     05/15/2013   11/15/2006 A            20,019
--------------------------------------------------------------------------------------------------------------------------
      105,000     Dade County, FL Health Facilities
                  Authority (Baptist Hospital of
                  Miami)                                            5.250     05/15/2021   11/15/2006 A           105,084
--------------------------------------------------------------------------------------------------------------------------
       50,000     Dade County, FL Res Rec                           5.500     10/01/2010   10/01/2006 A            51,129
--------------------------------------------------------------------------------------------------------------------------
      105,000     Dade County, FL Res Rec                           5.500     10/01/2013   10/01/2006 A           107,172
--------------------------------------------------------------------------------------------------------------------------
       70,000     Dade County, FL Seaport                           5.500     10/01/2026   10/01/2006 A            71,628
--------------------------------------------------------------------------------------------------------------------------
    1,440,000     Dade County, FL Seaport                           5.750     10/01/2015   10/01/2006 A         1,470,773
--------------------------------------------------------------------------------------------------------------------------
        5,000     Duval County, FL HFA (Single Family
                  Mtg.)                                             5.950     04/01/2030   04/01/2009 A             5,110
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     East Homestead, FL Community
                  Devel. District Special Assessment                5.000     05/01/2011   04/01/2008 D         1,001,000
--------------------------------------------------------------------------------------------------------------------------
      155,000     Edgewater, FL Water & Sewer                       5.500     10/01/2021   10/01/2006 A           155,184
--------------------------------------------------------------------------------------------------------------------------
      115,000     Escambia County, FL Health Facilities
                  Authority (Baptist Manor)                         5.125     10/01/2019   10/01/2010 A           116,018
--------------------------------------------------------------------------------------------------------------------------
    1,785,000     Escambia County, FL Health Facilities
                  Authority RITES                                  11.304 2   07/01/2020   07/01/2020           2,107,978
--------------------------------------------------------------------------------------------------------------------------
        5,000     Escambia County, FL HFA (Multi-
                  County)                                           6.400     10/01/2030   04/01/2010 A             5,028
--------------------------------------------------------------------------------------------------------------------------
       10,000     Escambia County, FL HFA (Multi-
                  County), Series A                                 6.100     04/01/2030   04/01/2007 A            10,253
--------------------------------------------------------------------------------------------------------------------------
       50,000     Escambia County, FL HFA (Multi-
                  County), Series C                                 5.875     10/01/2028   10/01/2008 A            50,880
--------------------------------------------------------------------------------------------------------------------------
      645,000     Escambia County, FL Pollution
                  Control (Champion International Corp.)            5.875     06/01/2022   12/01/2006 A           649,360
--------------------------------------------------------------------------------------------------------------------------
    3,270,000     Escambia County, FL Pollution
                  Control (Champion International Corp.)            6.400     09/01/2030   09/01/2008 A         3,350,442
--------------------------------------------------------------------------------------------------------------------------
       35,000     Escambia County, FL School Board
                  COP                                               5.500     02/01/2016   08/01/2006 A            35,739
--------------------------------------------------------------------------------------------------------------------------
    2,280,000     Fiddlers Creek, FL Community Devel.
                  District                                          5.800     05/01/2021   05/01/2010 A         2,367,780
--------------------------------------------------------------------------------------------------------------------------
    1,045,000     Fiddlers Creek, FL Community Devel.
                  District                                          5.875     05/01/2021   05/01/2009 A         1,091,513
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                                         5.625     07/01/2021   07/01/2006 A            25,283
--------------------------------------------------------------------------------------------------------------------------
      135,000     FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                                         5.625     07/01/2025   07/01/2006 A           136,511
--------------------------------------------------------------------------------------------------------------------------


9          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      15,000     FL Agriculture & Mechanical
                  University (Student Apartment
                  Facility)                                         6.500%    07/01/2023   07/01/2006 A   $        15,081
--------------------------------------------------------------------------------------------------------------------------
    4,610,000     FL Gateway Services Community
                  Devel. District Special Assessment
                  (Sun City Center)                                 5.500     05/01/2010   08/15/2006 D         4,623,507
--------------------------------------------------------------------------------------------------------------------------
      125,000     FL HFA                                            6.300     09/01/2036   09/01/2006 A           127,560
--------------------------------------------------------------------------------------------------------------------------
       30,000     FL HFA                                            6.350     07/01/2028   01/01/2009 A            30,156
--------------------------------------------------------------------------------------------------------------------------
       35,000     FL HFA 1                                          6.350     07/01/2028   01/01/2007 A            35,906
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Aloma Bend)                               5.350     12/01/2027   12/01/2009 A            15,199
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA (Driftwood Terrace)                        7.650     12/20/2031   12/20/2006 A            25,745
--------------------------------------------------------------------------------------------------------------------------
       40,000     FL HFA (Holly Cove Apartments)                    6.250     10/01/2035   10/01/2007 A            40,468
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA (Indian Run Apartments) 1                  6.100     12/01/2026   12/01/2008 A            25,543
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Landings at Sea Forest)                   5.850     12/01/2018   12/01/2008 A            15,276
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA (Landings at Sea Forest)                   6.050     12/01/2036   12/01/2007 A            25,447
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA (Landings Boot Ranch)                      5.875     11/01/2015   11/01/2006 A            25,391
--------------------------------------------------------------------------------------------------------------------------
      205,000     FL HFA (Landings Boot Ranch)                      6.100     11/01/2035   11/01/2006 A           209,371
--------------------------------------------------------------------------------------------------------------------------
       20,000     FL HFA (Mariner Club Apartments),
                  Series K-1                                        6.375     09/01/2036   09/01/2008 A            20,429
--------------------------------------------------------------------------------------------------------------------------
      100,000     FL HFA (Reserve at Kanpaha)                       5.500     07/01/2020   07/01/2007 A           102,531
--------------------------------------------------------------------------------------------------------------------------
       60,000     FL HFA (Reserve at NorthShore)                    5.500     11/01/2020   05/01/2009 A            60,962
--------------------------------------------------------------------------------------------------------------------------
       50,000     FL HFA (Riverfront Apartments)                    6.200     04/01/2027   04/01/2007 A            51,375
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Sarah's Place Apartments)                 5.250     05/01/2022   05/01/2010 A            15,199
--------------------------------------------------------------------------------------------------------------------------
       50,000     FL HFA (Sterling Palms Apartments)                6.400     12/01/2026   12/01/2006 A            51,423
--------------------------------------------------------------------------------------------------------------------------
       10,000     FL HFA (Stoddert Arms Apartments)                 5.900     09/01/2010   09/01/2006 A            10,204
--------------------------------------------------------------------------------------------------------------------------
       75,000     FL HFA (Stoddert Arms
                  Apartments) 1                                     6.300     09/01/2036   09/01/2006 A            76,567
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Villas of Capri)                          6.100     04/01/2017   10/01/2006 A            15,318
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Willow Lake Apartments)                   5.400     01/01/2032   01/01/2008 A            15,163
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA (Windchase Apartments),
                  Series C                                          5.900     12/01/2027   06/01/2009 A            15,310
--------------------------------------------------------------------------------------------------------------------------
      195,000     FL HFA (Worthington Apartments)                   6.050     12/01/2025   12/01/2007 A           197,516
--------------------------------------------------------------------------------------------------------------------------
        5,000     FL HFA (Worthington Apartments)                   6.200     12/01/2035   12/01/2006 A             5,074
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFA, Series 3 1                                6.200     07/01/2016   01/01/2009 A            15,321
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA, Series 3 1                                6.300     07/01/2024   01/01/2007 A            26,331
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFA, Series A                                  6.400     06/01/2024   12/01/2006 A            25,482
--------------------------------------------------------------------------------------------------------------------------
      190,000     FL HFC                                            5.440 3   07/01/2030   01/01/2011 A            51,397
--------------------------------------------------------------------------------------------------------------------------
       20,000     FL HFC                                            5.900     07/01/2021   07/01/2009 A            20,161
--------------------------------------------------------------------------------------------------------------------------
       10,000     FL HFC                                            5.950     01/01/2032   01/01/2010 A            10,285
--------------------------------------------------------------------------------------------------------------------------
       20,000     FL HFC (Ashton Lake Apartments)                   5.875     01/01/2041   01/01/2011 A            20,610
--------------------------------------------------------------------------------------------------------------------------
      430,000     FL HFC (Bernwood Trace Associates)                5.830 3   12/01/2029   12/01/2011 A           108,429
--------------------------------------------------------------------------------------------------------------------------
       50,000     FL HFC (Grande Court Boggy Creek)                 5.000     09/01/2021   09/01/2012 A            50,512
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFC (Hampton Court
                  Apartments)                                       5.600     03/01/2032   03/01/2009 A            15,255
--------------------------------------------------------------------------------------------------------------------------
       35,000     FL HFC (Homeowner Mtg.)                           5.350     01/01/2021   01/01/2008 B            35,450
--------------------------------------------------------------------------------------------------------------------------


10         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      35,000     FL HFC (Homeowner Mtg.)                           5.750%    07/01/2017   07/01/2009 A   $        35,257
--------------------------------------------------------------------------------------------------------------------------
       10,000     FL HFC (Homeowner Mtg.)                           5.900     07/01/2029   07/01/2009 A            10,176
--------------------------------------------------------------------------------------------------------------------------
      100,000     FL HFC (Logan Heights Apartments)                 6.000     10/01/2039   10/01/2009 A           105,479
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL HFC (Marina Bay Apartments)                    5.750     08/01/2033   02/01/2011 A            25,548
--------------------------------------------------------------------------------------------------------------------------
       20,000     FL HFC (Peacock Run Apartments)                   5.400     08/01/2042   08/01/2012 A            20,237
--------------------------------------------------------------------------------------------------------------------------
       50,000     FL HFC (Raceway Pointe Partners)                  5.750     09/01/2027   09/01/2011 A            51,790
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFC (River Trace Senior
                  Apartments)                                       5.700     07/01/2035   01/01/2011 A            15,297
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFC (Seminole Ridge Apartments)                6.000     10/01/2029   10/01/2009 A            15,674
--------------------------------------------------------------------------------------------------------------------------
       45,000     FL HFC (Waverly Apartments)                       6.200     07/01/2035   07/01/2010 A            47,512
--------------------------------------------------------------------------------------------------------------------------
       30,000     FL HFC (Winterlakes Sanctuary),
                  Series H-1                                        6.000     09/01/2032   09/01/2011 A            31,053
--------------------------------------------------------------------------------------------------------------------------
       15,000     FL HFC (Woodridge Apartments)                     6.000     10/01/2039   10/01/2009 A            15,610
--------------------------------------------------------------------------------------------------------------------------
       95,000     FL Ports Financing Commission                     5.375     06/01/2016   06/01/2007 A            97,678
--------------------------------------------------------------------------------------------------------------------------
    1,430,000     FL Ports Financing Commission 1                   5.375     06/01/2027   06/01/2007 A         1,457,342
--------------------------------------------------------------------------------------------------------------------------
      100,000     FL Ports Financing Commission                     5.500     10/01/2029   10/01/2009 A           104,548
--------------------------------------------------------------------------------------------------------------------------
       25,000     FL State Division of Bond Finance
                  (Dept. of Environmental Protection)               5.375     07/01/2010   07/01/2006 A            25,029
--------------------------------------------------------------------------------------------------------------------------
      100,000     Greater Orlando, FL Aviation
                  Authority                                         5.125     10/01/2028   10/01/2010 A           100,900
--------------------------------------------------------------------------------------------------------------------------
      235,000     Greater Orlando, FL Aviation
                  Authority                                         5.250     10/01/2023   10/01/2007 A           239,066
--------------------------------------------------------------------------------------------------------------------------
    2,695,000     Herons Glen, FL Recreation District
                  Special Assessment                                5.900     05/01/2019   05/01/2010 A         2,755,395
--------------------------------------------------------------------------------------------------------------------------
    1,935,000     Herons Glen, FL Recreation District
                  Special Assessment                                6.000     05/01/2029   05/01/2010 A         1,979,137
--------------------------------------------------------------------------------------------------------------------------
        5,000     Highlands County, FL Health
                  Facilities Authority (AHS-GA/AHS-
                  Sunbelt/CV&OCC/Fletcher/FH-
                  Waterman Obligated Group)                         5.250     11/15/2020   11/15/2008 A             5,093
--------------------------------------------------------------------------------------------------------------------------
    1,555,000     Hillsborough County, FL Aviation
                  Authority (Tampa International
                  Airport)                                          6.000     10/01/2023   10/01/2006 A         1,593,004
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Hillsborough County, FL IDA
                  (National Gypsum Company)                         7.125     04/01/2030   10/01/2010 A         2,197,100
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Hillsborough County, FL IDA
                  (University Community Hospital)                   5.625     08/15/2023   08/15/2010 A         1,031,580
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Jacksonville, FL EDC (Met Packaging
                  Solutions)                                        5.500     10/01/2030   10/01/2015 A         1,036,370
--------------------------------------------------------------------------------------------------------------------------
    5,555,000     Jacksonville, FL EDC (Met Packaging
                  Solutions)                                        5.875     06/01/2025   06/01/2016 A         5,967,681
--------------------------------------------------------------------------------------------------------------------------
    2,910,000     Jacksonville, FL EDC (Met Packaging
                  Solutions)                                        5.875     06/01/2031   06/01/2016 A         3,110,615
--------------------------------------------------------------------------------------------------------------------------
       10,000     Jacksonville, FL Electric Authority               5.000     10/01/2023   10/01/2008 A            10,067
--------------------------------------------------------------------------------------------------------------------------
       60,000     Jacksonville, FL Electric Authority
                  (Water & Sewer)                                   5.300     10/01/2029   10/01/2006 A            60,028
--------------------------------------------------------------------------------------------------------------------------
       85,000     Jacksonville, FL Electric Authority
                  (Water & Sewer)                                   5.400     10/01/2020   10/01/2006 A            86,159
--------------------------------------------------------------------------------------------------------------------------


11         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     245,000     Jacksonville, FL Health Facilities
                  Authority (DCHSA/SAH/SVH
                  Obligated Group)                                  5.125%    08/15/2027   08/15/2007 A   $       248,158
--------------------------------------------------------------------------------------------------------------------------
      390,000     Jacksonville, FL Pollution Control
                  (Anheuser-Busch Companies)                        5.700     08/01/2031   08/01/2006 A           394,216
--------------------------------------------------------------------------------------------------------------------------
      155,000     Jacksonville, FL Port Authority                   5.625     11/01/2018   11/01/2008 A           158,798
--------------------------------------------------------------------------------------------------------------------------
       70,000     Jacksonville, FL Port Authority                   5.625     11/01/2026   11/01/2010 A            73,558
--------------------------------------------------------------------------------------------------------------------------
      120,000     Jacksonville, FL Sewage & Solid Waste
                  Disposal (Anheuser-Busch
                  Companies)                                        5.875     02/01/2036   02/01/2007 A           122,300
--------------------------------------------------------------------------------------------------------------------------
      940,000     Jacksonville, FL Water & Sewage
                  (United Waterworks)                               6.350     08/01/2025   08/01/2006 A           960,492
--------------------------------------------------------------------------------------------------------------------------
      500,000     Lake Mary, FL Public Improvement                  5.250     09/01/2015   09/01/2006 A           509,465
--------------------------------------------------------------------------------------------------------------------------
       40,000     Lakeland, FL Hospital System
                  (Lakeland Regional Medical Center)                5.250     11/15/2025   11/15/2006 A            40,920
--------------------------------------------------------------------------------------------------------------------------
       25,000     Lakeland, FL Light & Water                        5.750     10/01/2019   10/01/2006 A            26,677
--------------------------------------------------------------------------------------------------------------------------
      795,000     Lee County, FL HFA (Single Family Mtg.)           6.450     03/01/2031   03/01/2017 B           806,846
--------------------------------------------------------------------------------------------------------------------------
      830,000     Lee County, FL HFA (Single Family Mtg.)           7.100     03/01/2034   09/01/2006 B           848,376
--------------------------------------------------------------------------------------------------------------------------
       50,000     Lee County, FL IDA (Bonita Springs
                  Utilities)                                        5.650     11/01/2009   11/01/2006 A            50,717
--------------------------------------------------------------------------------------------------------------------------
       25,000     Lee County, FL IDA (Bonita Springs
                  Utilities)                                        6.050     11/01/2015   11/01/2006 A            25,417
--------------------------------------------------------------------------------------------------------------------------
      125,000     Lee County, FL IDA (Bonita Springs
                  Utilities)                                        6.050     11/01/2020   11/01/2006 A           127,065
--------------------------------------------------------------------------------------------------------------------------
       50,000     Lee County, FL Passenger Facility                 5.000     10/01/2018   10/01/2007 A            50,234
--------------------------------------------------------------------------------------------------------------------------
       90,000     Macclenny, FL Capital Improvement                 5.500     01/01/2026   07/01/2006 A            91,805
--------------------------------------------------------------------------------------------------------------------------
    2,535,000     Manatee County, FL HFA (Single
                  Family Mtg.)                                      5.400     03/01/2035   08/15/2008 B         2,574,394
--------------------------------------------------------------------------------------------------------------------------
       40,000     Manatee County, FL HFA (Single
                  Family Mtg.)                                      5.500     03/01/2035   09/01/2013 A            40,830
--------------------------------------------------------------------------------------------------------------------------
        5,000     Manatee County, FL HFA, Series A                  9.125     06/01/2016   12/01/2006 A             5,015
--------------------------------------------------------------------------------------------------------------------------
       25,000     Manatee County, FL Port Authority                 5.400     10/01/2013   10/01/2006 A            25,020
--------------------------------------------------------------------------------------------------------------------------
       25,000     Martin County, FL Health Facilities
                  (Martin Memorial Medical Center)                  5.375     11/15/2024   11/15/2007 A            25,849
--------------------------------------------------------------------------------------------------------------------------
   10,125,000     Martin County, FL IDA (Indiantown
                  Cogeneration)                                     7.875     12/15/2025   12/15/2006 A        10,215,821
--------------------------------------------------------------------------------------------------------------------------
       45,000     Miami Beach, FL Water & Sewer                     5.375     09/01/2015   09/01/2007 A            45,820
--------------------------------------------------------------------------------------------------------------------------
       80,000     Miami, FL Community Redevel.
                  (Southeast Overtown/Park West)                    8.500     10/01/2015   10/01/2006 A            80,254
--------------------------------------------------------------------------------------------------------------------------
    3,500,000     Miami, FL Health Facilities Authority
                  (Mercy Hospital) IRS 1                            6.420 2   08/15/2015   08/15/2006 A         3,508,015
--------------------------------------------------------------------------------------------------------------------------
       50,000     Miami-Dade County, FL Aviation                    5.250     10/01/2017   10/01/2008 A            51,249
--------------------------------------------------------------------------------------------------------------------------
       15,000     Miami-Dade County, FL HFA
                  (Country Club Villas Apartments)                  6.000     10/01/2015   04/01/2011 A            15,230
--------------------------------------------------------------------------------------------------------------------------
       20,000     Miami-Dade County, FL Special
                  Obligation, Series B                              5.430 3   10/01/2031   04/01/2008 A             5,102
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Monterra, FL Community Devel.
                  District Special Assessment                       5.000     11/01/2010   11/01/2010             997,970
--------------------------------------------------------------------------------------------------------------------------


12         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      70,000     Naples, FL Hospital Revenue (Naples
                  Community Hospital)                               5.500%    10/01/2026   10/01/2006 A   $        71,603
--------------------------------------------------------------------------------------------------------------------------
       10,000     North Broward, FL Hospital District               5.375     01/15/2024   01/15/2007 A            10,184
--------------------------------------------------------------------------------------------------------------------------
      105,000     North Broward, FL Hospital District               5.375     01/15/2024   01/15/2007 A           106,689
--------------------------------------------------------------------------------------------------------------------------
      280,000     North Broward, FL Hospital District               5.750     01/15/2027   01/15/2007 A           285,169
--------------------------------------------------------------------------------------------------------------------------
       40,000     North Palm Beach Heights, FL Water
                  Control District, Series A                        6.500     10/01/2012   10/01/2006 A            40,084
--------------------------------------------------------------------------------------------------------------------------
       25,000     Oakland Park, FL Utilities System                 5.250     09/01/2014   09/01/2006 A            25,026
--------------------------------------------------------------------------------------------------------------------------
      405,000     Oakland, FL Charter School                        6.950     12/01/2015   05/01/2011 D           421,856
--------------------------------------------------------------------------------------------------------------------------
       40,000     Ocala, FL Capital Improvements COP                5.375     10/01/2022   10/01/2006 A            40,643
--------------------------------------------------------------------------------------------------------------------------
       25,000     Okaloosa County, FL Airport                       5.500     10/01/2023   10/01/2013 A            25,871
--------------------------------------------------------------------------------------------------------------------------
    2,015,000     Okaloosa County, FL Airport                       6.000     10/01/2030   10/01/2013 A         2,154,841
--------------------------------------------------------------------------------------------------------------------------
       50,000     Orange City, FL Utilities System                  5.875     10/01/2021   10/01/2006 A            50,755
--------------------------------------------------------------------------------------------------------------------------
      105,000     Orange County, FL HFA                             5.150     03/01/2022   09/01/2009 A           105,289
--------------------------------------------------------------------------------------------------------------------------
    3,660,000     Orange County, FL HFA                             5.650     09/01/2034   12/01/2008 B         3,780,451
--------------------------------------------------------------------------------------------------------------------------
       20,000     Orange County, FL HFA                             5.700     09/01/2026   09/01/2010 A            20,433
--------------------------------------------------------------------------------------------------------------------------
       25,000     Orange County, FL HFA                             5.750     03/01/2030   09/01/2010 A            25,540
--------------------------------------------------------------------------------------------------------------------------
       25,000     Orange County, FL HFA                             5.800     09/01/2017   09/01/2009 A            25,072
--------------------------------------------------------------------------------------------------------------------------
       40,000     Orange County, FL HFA (Loma Vista)                5.400     09/01/2019   03/01/2011 A            40,868
--------------------------------------------------------------------------------------------------------------------------
      100,000     Orange County, FL HFA (Loma Vista)                5.500     03/01/2032   03/01/2009 A           101,574
--------------------------------------------------------------------------------------------------------------------------
       15,000     Orange County, FL HFA (Single
                  Family Mtg.)                                      5.875     03/01/2028   09/01/2007 A            15,222
--------------------------------------------------------------------------------------------------------------------------
       35,000     Orange County, FL HFA (Single
                  Family Mtg.)                                      5.950     03/01/2028   03/01/2007 A            35,783
--------------------------------------------------------------------------------------------------------------------------
      345,000     Palm Beach County, FL Health
                  Facilities Authority (Adult
                  Community Services)                               5.625     11/15/2020   11/15/2008 A           351,755
--------------------------------------------------------------------------------------------------------------------------
       50,000     Palm Beach County, FL Health
                  Facilities Authority (Jupiter
                  Medical Center)                                   5.250     08/01/2018   08/01/2006 A            50,047
--------------------------------------------------------------------------------------------------------------------------
       25,000     Palm Beach County, FL Health
                  Facilities Authority (Jupiter
                  Medical Center)                                   5.250     08/01/2023   08/01/2006 A            25,020
--------------------------------------------------------------------------------------------------------------------------
       25,000     Palm Beach County, FL Health
                  Facilities Authority (Life Care
                  Retirement Communities)                           5.500     10/01/2011   10/01/2006 A            25,016
--------------------------------------------------------------------------------------------------------------------------
       10,000     Palm Beach County, FL HFA (Golden
                  Lake Hsg. Assoc.)                                 6.100     08/01/2029   02/01/2007 A            10,047
--------------------------------------------------------------------------------------------------------------------------
       35,000     Palm Beach County, FL Industrial
                  Devel. (Regents Park Boca Raton)                  5.700     02/01/2024   08/01/2006 A            35,046
--------------------------------------------------------------------------------------------------------------------------
       25,000     Palm Beach, FL HFA (Chelsea
                  Commons) 4                                        5.800     12/01/2017   12/01/2006 A            25,282
--------------------------------------------------------------------------------------------------------------------------
      250,000     Pasco County, FL HFA (Pasco Woods)                5.800     08/01/2029   02/01/2009 A           253,000
--------------------------------------------------------------------------------------------------------------------------
       45,000     Pasco County, FL Solid Waste
                  Disposal & Resource Recovery                      6.000     04/01/2011   10/01/2006 A            45,076
--------------------------------------------------------------------------------------------------------------------------
       45,000     Pasco County, FL Solid Waste
                  Disposal & Resource Recovery                      6.000     04/01/2011   04/01/2007 A            45,076
--------------------------------------------------------------------------------------------------------------------------


13         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     860,000     Pinellas County, FL HFA                           5.500%    03/01/2036   03/18/2008 B   $       885,060
--------------------------------------------------------------------------------------------------------------------------
    4,390,000     Pinellas County, FL HFA (Oaks of
                  Clearwater)                                       6.375     06/01/2019   11/09/2013 B         4,661,522
--------------------------------------------------------------------------------------------------------------------------
       35,000     Pinellas County, FL HFA (Single
                  Family)                                           5.300     09/01/2030   09/15/2006 B            35,212
--------------------------------------------------------------------------------------------------------------------------
       10,000     Pinellas County, FL HFA (Single
                  Family)                                           6.000     09/01/2018   03/01/2007 A            10,113
--------------------------------------------------------------------------------------------------------------------------
      360,000     Pinellas County, FL HFA (Single
                  Family)                                           6.300     03/01/2029   09/01/2009 A           369,774
--------------------------------------------------------------------------------------------------------------------------
       80,000     Pinellas County, FL HFA, Series A                 6.000     04/01/2029   04/01/2008 A            81,232
--------------------------------------------------------------------------------------------------------------------------
       35,000     Pinellas County, FL HFA, Series B                 6.200     09/01/2034   09/01/2012 A            36,108
--------------------------------------------------------------------------------------------------------------------------
      475,000     Polk County, FL IDA Solid Waste
                  Disposal (Tampa Electric Company)                 5.850     12/01/2030   12/01/2008 A           487,825
--------------------------------------------------------------------------------------------------------------------------
      815,000     Polk County, FL IDA Solid Waste
                  Disposal (Tampa Electric Company)                 5.850     12/01/2030   12/01/2008 A           829,670
--------------------------------------------------------------------------------------------------------------------------
       20,000     Port Palm, FL Beach District                      5.400     09/01/2018   09/01/2006 A            20,233
--------------------------------------------------------------------------------------------------------------------------
       20,000     Port Palm, FL Beach District                      5.500     09/01/2024   09/01/2009 A            20,867
--------------------------------------------------------------------------------------------------------------------------
      135,000     Riverwood, FL Community Devel.
                  District (Sewer System)                           7.750     10/01/2014   10/01/2006 A           138,494
--------------------------------------------------------------------------------------------------------------------------
    3,165,000     Riverwood, FL Community Devel.
                  District, Series A                                8.500     05/01/2014   11/01/2006 A         3,225,831
--------------------------------------------------------------------------------------------------------------------------
      100,000     Riverwood, FL Community Devel.
                  District, Series B                                8.500     05/01/2012   05/01/2012             103,569
--------------------------------------------------------------------------------------------------------------------------
      285,000     Santa Rosa Bay, FL Bridge Authority               6.250     07/01/2028   07/01/2006 A           291,014
--------------------------------------------------------------------------------------------------------------------------
       15,000     St. John's County, FL Water & Sewer               5.500     06/01/2026   12/01/2006 A            15,316
--------------------------------------------------------------------------------------------------------------------------
       35,000     Tallahassee, FL Health Facilities
                  (Tallahassee Memorial Medical
                  Center)                                           6.000     12/01/2015   12/01/2006 A            35,054
--------------------------------------------------------------------------------------------------------------------------
    1,855,000     Village, FL Community Devel. District             7.625     05/01/2017   05/01/2008 A         1,874,960
--------------------------------------------------------------------------------------------------------------------------
       25,000     Volusia County, FL Educational
                  Facility Authority (Stetson
                  University)                                       5.500     06/01/2022   12/01/2006 A            25,528
--------------------------------------------------------------------------------------------------------------------------
       90,000     Volusia County, FL Health Facilities
                  Authority                                         5.500     11/15/2026   11/15/2006 A            90,422
--------------------------------------------------------------------------------------------------------------------------
      250,000     Volusia County, FL Health Facilities
                  Authority (John Knox Village of
                  Florida)                                          6.000     06/01/2017   12/01/2006 A           255,390
--------------------------------------------------------------------------------------------------------------------------
       25,000     Wilton Manors, FL Water & Sewage                  5.500     10/01/2012   10/01/2006 A            25,037
                                                                                                          ----------------
                                                                                                              120,201,419
--------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.2%
       45,000     Acworth, GA Hsg. Authority
                  (Wingate Falls Apartments)                        6.125     03/01/2017   03/01/2007 A            46,184
--------------------------------------------------------------------------------------------------------------------------
      120,000     Albany-Dougherty, GA Payroll Devel.
                  Authority (Proctor & Gamble
                  Company)                                          5.300     05/15/2026   05/15/2008 A           121,529
--------------------------------------------------------------------------------------------------------------------------
      155,000     Atlanta & Fulton County, GA
                  Recreation Authority (Downtown
                  Arena)                                            5.375     12/01/2026   06/01/2007 A           160,244
--------------------------------------------------------------------------------------------------------------------------
       20,000     Atlanta, GA Airport                               5.625     01/01/2025   01/01/2010 A            20,789
--------------------------------------------------------------------------------------------------------------------------


14         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     195,000     Atlanta, GA Airport                               5.625%    01/01/2030   01/01/2010 A   $       202,248
--------------------------------------------------------------------------------------------------------------------------
    2,045,000     Atlanta, GA Devel. Authority
                  Student Hsg. (ADA/CAU Partners) 1                 6.000     07/01/2036   07/01/2016 A         2,180,379
--------------------------------------------------------------------------------------------------------------------------
       20,000     Atlanta, GA Devel. Authority
                  Student Hsg. (ADA/CAU Partners)                   6.250     07/01/2036   07/01/2014 A            21,798
--------------------------------------------------------------------------------------------------------------------------
       20,000     Atlanta, GA Hsg. Authority
                  (Village at Castleberry)                          5.300     02/20/2029   02/20/2011 A            20,262
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Atlanta, GA Tax Allocation (Eastside)             5.625     01/01/2016   03/27/2012 D         1,015,160
--------------------------------------------------------------------------------------------------------------------------
       25,000     Atlanta, GA Urban Residential
                  Finance Authority (Fulton Cotton Mill)            6.125     05/20/2027   05/20/2007 A            25,699
--------------------------------------------------------------------------------------------------------------------------
       90,000     Atlanta, GA Urban Residential
                  Finance Authority (Morehouse
                  College)                                          5.750     12/01/2014   12/01/2006 A            91,923
--------------------------------------------------------------------------------------------------------------------------
      645,000     Burke County, GA Devel. Authority
                  (Georgia Power Company)                           5.450     05/01/2034   11/01/2006 A           645,581
--------------------------------------------------------------------------------------------------------------------------
      680,000     Burke County, GA Devel. Authority
                  (Georgia Power Company)                           5.450     05/01/2034   11/01/2006 A           680,150
--------------------------------------------------------------------------------------------------------------------------
      115,000     Chatham County, GA Hospital
                  Authority (Memorial Medical
                  Center-Savannah)                                  5.500     01/01/2021   01/01/2007 A           118,029
--------------------------------------------------------------------------------------------------------------------------
      125,000     Chatham County, GA Hospital
                  Authority (Memorial Medical
                  Center-Savannah)                                  5.700     01/01/2019   01/01/2007 A           128,476
--------------------------------------------------------------------------------------------------------------------------
       10,000     Cobb County, GA Hsg. Authority
                  (Garrison Plantation)                             5.750     07/01/2014   07/01/2006 A            10,011
--------------------------------------------------------------------------------------------------------------------------
       15,000     Colquitt County, GA Hospital
                  Authority Anticipation Certificates               5.500     03/01/2016   09/01/2006 A            15,336
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Floyd County, GA Devel. Authority
                  (Temple-Inland)                                   5.700     12/01/2015   12/01/2013 A         1,036,690
--------------------------------------------------------------------------------------------------------------------------
       20,000     Fulton County, GA Devel. Authority
                  (Cauley Creek Water)                              5.250     02/01/2021   02/01/2011 A            20,533
--------------------------------------------------------------------------------------------------------------------------
       35,000     Fulton County, GA Devel. Authority
                  (Clark Atlanta University)                        5.375     01/01/2020   01/01/2007 A            35,703
--------------------------------------------------------------------------------------------------------------------------
       30,000     Fulton County, GA Hospital
                  Authority (Northside Hospital)                    5.375     10/01/2012   10/01/2006 A            30,095
--------------------------------------------------------------------------------------------------------------------------
       20,000     GA HFA (Lake Vista Apartments)                    5.950     01/01/2027   01/01/2008 A            20,498
--------------------------------------------------------------------------------------------------------------------------
       50,000     GA HFA (Single Family Mtg.)                       5.550     12/01/2026   06/01/2008 A            50,532
--------------------------------------------------------------------------------------------------------------------------
       25,000     GA HFA (Single Family Mtg.)                       5.750     12/01/2031   03/01/2009 B            25,640
--------------------------------------------------------------------------------------------------------------------------
       60,000     GA Hsg. & Finance Authority (Single
                  Family Mtg.)                                      5.500     12/01/2032   12/01/2011 A            61,278
--------------------------------------------------------------------------------------------------------------------------
       90,000     GA Municipal Electric Authority,
                  Series A                                          5.375     01/01/2019   01/01/2007 A            91,494
--------------------------------------------------------------------------------------------------------------------------
       25,000     George L. Smith II, GA World
                  Congress Center Authority (Domed
                  Stadium)                                          5.500     07/01/2020   07/01/2011 A            26,242
--------------------------------------------------------------------------------------------------------------------------
      115,000     Hinesville, GA HDC (Pineland Square
                  Apartments)                                       7.250     04/01/2013   10/01/2006 A           116,949
--------------------------------------------------------------------------------------------------------------------------
       25,000     Hinesville, GA Leased Hsg. Corp.
                  (Regency Park)                                    7.250     01/15/2011   01/15/2011              25,636
--------------------------------------------------------------------------------------------------------------------------


15         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      50,000     Macon-Bibb County, GA Industrial
                  Authority 1                                       6.000%    05/01/2013   11/01/2006 A   $        50,068
--------------------------------------------------------------------------------------------------------------------------
       20,000     Macon-Bibb County, GA Industrial
                  Authority                                         6.100     05/01/2018   11/01/2006 A            20,021
--------------------------------------------------------------------------------------------------------------------------
       15,000     Marietta, GA Devel. Authority (Life
                  College)                                          5.800     09/01/2019   09/01/2006 A            15,305
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     McDuffie County, GA County Devel.
                  Authority (Temple-Inland)                         6.950     12/01/2023   09/02/2013 A         1,106,290
--------------------------------------------------------------------------------------------------------------------------
       25,000     Meriwether County, GA School District             5.500     02/01/2016   02/01/2007 A            25,712
--------------------------------------------------------------------------------------------------------------------------
    3,900,000     Northwestern Gwinnett County, GA
                  Facilities Corp. COP (Dept. of Labor) 1           5.750     06/15/2019   05/14/2014 B         4,144,335
--------------------------------------------------------------------------------------------------------------------------
    1,555,000     Northwestern Gwinnett County, GA
                  Facilities Corp. COP (Dept. of Motor
                  Vehicle Safety) 1                                 5.750     06/15/2019   05/18/2014 B         1,652,421
--------------------------------------------------------------------------------------------------------------------------
       20,000     Richmond County, GA Devel.
                  Authority (International Paper Company)           5.800     12/01/2020   12/01/2009 A            20,556
--------------------------------------------------------------------------------------------------------------------------
       50,000     Richmond County, GA Devel.
                  Authority (International Paper
                  Company)                                          6.250     02/01/2025   02/01/2011 A            52,961
--------------------------------------------------------------------------------------------------------------------------
      150,000     Richmond County, GA Water & Sewer                 5.250     10/01/2022   10/01/2006 A           153,350
--------------------------------------------------------------------------------------------------------------------------
       15,000     Richmond County, GA Water & Sewer                 5.250     10/01/2028   10/01/2006 A            15,328
--------------------------------------------------------------------------------------------------------------------------
    5,610,000     Rockdale County, GA Devel.
                  Authority (Visy Paper)                            7.400     01/01/2016   07/01/2006 A         5,659,368
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Rockdale County, GA Devel.
                  Authority (Visy Paper)                            7.500     01/01/2026   07/01/2006 A         1,008,800
--------------------------------------------------------------------------------------------------------------------------
       10,000     Rome, GA New Public Housing
                  Authority                                         5.750     11/01/2010   11/01/2006 A            10,630
--------------------------------------------------------------------------------------------------------------------------
      210,000     Savannah, GA EDA (University
                  Financing Foundation)                             6.750     11/15/2031   11/15/2010 A           228,906
--------------------------------------------------------------------------------------------------------------------------
      710,000     Vienna, GA Water & Sewer (Tyson Foods)            5.625     09/01/2012   09/01/2006 A           721,254
                                                                                                          ----------------
                                                                                                               21,930,393
--------------------------------------------------------------------------------------------------------------------------
HAWAII--0.8%
    3,385,000     HI Airports System RITES                          7.009 2   07/01/2018   07/01/2011 A         3,764,662
--------------------------------------------------------------------------------------------------------------------------
    7,000,000     HI Dept. of Budget & Finance RITES 1              7.168 2   07/01/2020   07/11/2010 A         7,818,510
--------------------------------------------------------------------------------------------------------------------------
    1,645,000     HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)               5.450     11/01/2023   11/01/2006 A         1,654,557
--------------------------------------------------------------------------------------------------------------------------
       85,000     HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)               5.650     10/01/2027   10/01/2013 A            90,364
--------------------------------------------------------------------------------------------------------------------------
      180,000     HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)               5.875     12/01/2026   12/01/2006 A           184,885
--------------------------------------------------------------------------------------------------------------------------
      115,000     HI Harbor Capital Improvement                     5.500     07/01/2027   07/01/2009 A           117,468
--------------------------------------------------------------------------------------------------------------------------
       75,000     HI Harbor System, Series A                        5.750     07/01/2029   07/01/2010 A            79,522
--------------------------------------------------------------------------------------------------------------------------


16         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     975,000     HI Hsg. Finance & Devel. Corp.
                  (Single Family Mtg.)                              5.400%    07/01/2030   05/23/2007 B   $       999,785
--------------------------------------------------------------------------------------------------------------------------
      110,000     HI Hsg. Finance & Devel. Corp.
                  (Single Family Mtg.)                              5.750     07/01/2030   07/01/2007 A           110,538
                                                                                                          ----------------
                                                                                                               14,820,291
--------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
       90,000     Boise City, ID COP                                5.600     09/01/2030   09/01/2006 A            90,203
--------------------------------------------------------------------------------------------------------------------------
       20,000     ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                                      5.400     07/01/2018   05/01/2008 B            20,210
--------------------------------------------------------------------------------------------------------------------------
       10,000     ID Hsg. & Finance Assoc. (Single
                  Family Mtg.)                                      6.350     07/01/2016   07/01/2006 A            10,096
--------------------------------------------------------------------------------------------------------------------------
        5,000     ID Hsg. & Finance Assoc. (Single
                  Family Mtg.), Series F                            6.050     07/01/2009   07/01/2006 B             5,084
--------------------------------------------------------------------------------------------------------------------------
       10,000     ID Hsg. & Finance Assoc. (Single
                  Family Mtg.), Series H-2                          6.200     07/01/2028   11/15/2006 B            10,252
--------------------------------------------------------------------------------------------------------------------------
       25,000     ID Hsg. Agency (Single Family Mtg.)               5.400     07/01/2020   01/15/2007 B            25,085
--------------------------------------------------------------------------------------------------------------------------
      170,000     ID Hsg. Agency (Single Family Mtg.)               6.450     07/01/2027   07/01/2006 A           171,683
--------------------------------------------------------------------------------------------------------------------------
       20,000     ID Hsg. Agency (Single Family Mtg.)               6.700     07/01/2027   07/01/2006 A            20,443
--------------------------------------------------------------------------------------------------------------------------
       10,000     ID Hsg. Agency (Single Family Mtg.),
                  Series A                                          6.125     07/01/2026   01/01/2008 D            10,263
--------------------------------------------------------------------------------------------------------------------------
       35,000     ID Water Resource Board (United
                  Waterworks)                                       5.300     08/01/2027   08/01/2007 A            35,305
--------------------------------------------------------------------------------------------------------------------------
    2,395,000     Pocatello, ID Devel. Authority
                  Revenue Allocation Tax Increment,
                  Series A                                          5.500     08/01/2017   02/08/2014 B         2,360,728
                                                                                                          ----------------
                                                                                                                2,759,352
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS--7.0%
      850,000     Bedford Park, IL Tax                              5.125     12/30/2018   01/11/2018 D           832,728
--------------------------------------------------------------------------------------------------------------------------
      680,000     Bryant, IL Pollution Control (Central
                  Illinois Light Company)                           5.900     08/01/2023   08/01/2006 A           682,577
--------------------------------------------------------------------------------------------------------------------------
       25,000     Bryant, IL Pollution Control (Central
                  Illinois Light Company)                           5.900     08/01/2023   08/01/2006 A            25,040
--------------------------------------------------------------------------------------------------------------------------
      715,000     Bryant, IL Pollution Control (Central
                  Illinois Light Company)                           5.900     08/01/2023   08/01/2006 A           723,880
--------------------------------------------------------------------------------------------------------------------------
      125,000     Chatham Area, IL Public Library District          6.300     02/01/2010   08/01/2006 A           125,245
--------------------------------------------------------------------------------------------------------------------------
    1,785,000     Chicago, IL (Single Family Mtg.)                  5.500     10/01/2020   10/01/2006 D         1,797,441
--------------------------------------------------------------------------------------------------------------------------
    1,340,000     Chicago, IL (Single Family Mtg.)                  5.750     04/01/2035   10/01/2016 A         1,376,850
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     Chicago, IL (Single Family Mtg.) 6                5.750     12/01/2042   12/01/2024           6,409,500
--------------------------------------------------------------------------------------------------------------------------
      400,000     Chicago, IL (Single Family Mtg.)                  6.300     09/01/2029   09/01/2013 A           415,472
--------------------------------------------------------------------------------------------------------------------------
    4,000,000     Chicago, IL (Single Family Mtg.), Series A        5.700     12/01/2042   10/01/2016 B         4,272,600
--------------------------------------------------------------------------------------------------------------------------
       45,000     Chicago, IL Board of Education
                  (Chicago School Reform)                           5.250     12/01/2027   12/01/2007 A            46,243
--------------------------------------------------------------------------------------------------------------------------
       50,000     Chicago, IL Board of Education
                  (Chicago School Reform)                           5.250     12/01/2030   12/01/2007 A            51,382
--------------------------------------------------------------------------------------------------------------------------
       35,000     Chicago, IL Metropolitan Hsg. Devel.Corp.         6.850     07/01/2022   07/01/2006 A            35,836
--------------------------------------------------------------------------------------------------------------------------
   12,925,000     Chicago, IL Midway Airport                        5.500     01/01/2029   01/01/2007 A        13,152,480
--------------------------------------------------------------------------------------------------------------------------


17         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      25,000     Chicago, IL Midway Airport, Series A              5.125%    01/01/2035   01/01/2010 A   $        25,189
--------------------------------------------------------------------------------------------------------------------------
      120,000     Chicago, IL Midway Airport, Series B              5.625     01/01/2029   01/01/2007 A           121,978
--------------------------------------------------------------------------------------------------------------------------
      130,000     Chicago, IL Midway Airport, Series B              5.750     01/01/2022   01/01/2007 A           132,256
--------------------------------------------------------------------------------------------------------------------------
       25,000     Chicago, IL Multifamily Hsg. (St.
                  Edmund's Village)                                 6.125     09/20/2024   09/20/2010 A            26,119
--------------------------------------------------------------------------------------------------------------------------
       20,000     Chicago, IL O'Hare International
                  Airport                                           5.375     01/01/2032   01/01/2012 A            20,409
--------------------------------------------------------------------------------------------------------------------------
       30,000     Chicago, IL O'Hare International
                  Airport (General Airport)                         5.250     01/01/2030   01/01/2014 A            30,549
--------------------------------------------------------------------------------------------------------------------------
      420,000     Chicago, IL O'Hare International
                  Airport (General Airport), Series A               5.375     01/01/2032   01/01/2012 A           430,823
--------------------------------------------------------------------------------------------------------------------------
       95,000     Chicago, IL O'Hare International
                  Airport (General Airport), Series A               5.500     01/01/2016   01/01/2007 A            97,423
--------------------------------------------------------------------------------------------------------------------------
    4,000,000     Chicago, IL O'Hare International
                  Airport (General Airport), Series A               7.166 2   01/01/2023   01/01/2014 A         4,607,080
--------------------------------------------------------------------------------------------------------------------------
       10,000     Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)               5.350     01/01/2026   01/01/2012 A            10,238
--------------------------------------------------------------------------------------------------------------------------
    4,000,000     Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)               5.600     01/01/2010   07/01/2006 A         4,084,720
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Chicago, IL O'Hare International
                  Airport (Passenger Facility Charge)               5.625     01/01/2012   07/01/2006 A         1,021,210
--------------------------------------------------------------------------------------------------------------------------
       80,000     Greenville, IL Educational Facilities
                  Authority (Greenville College)                    6.000     12/01/2009   12/01/2006 A            80,100
--------------------------------------------------------------------------------------------------------------------------
      350,000     Harvey, IL GO                                     6.700     02/01/2009   08/01/2006 A           350,704
--------------------------------------------------------------------------------------------------------------------------
   12,280,000     Hodgkins, IL Environmental
                  Improvement (Metropolitan
                  Biosolids Management) 1                           6.000     11/01/2015   11/01/2008 A        12,835,179
--------------------------------------------------------------------------------------------------------------------------
       25,000     IL Devel. Finance Authority
                  (Community Rehabilitation
                  Providers)                                        5.700     07/01/2019   07/01/2008 A            25,621
--------------------------------------------------------------------------------------------------------------------------
      100,000     IL Devel. Finance Authority
                  (Community Rehabilitation
                  Providers)                                        6.050     07/01/2019   07/01/2007 A           102,142
--------------------------------------------------------------------------------------------------------------------------
       70,000     IL Devel. Finance Authority (Illinois-
                  American Water Company)                           5.150     08/01/2023   08/01/2006 A            70,018
--------------------------------------------------------------------------------------------------------------------------
    2,540,000     IL Devel. Finance Authority (Olin
                  Corp.)                                            6.750     03/01/2016   04/01/2013 A         2,707,030
--------------------------------------------------------------------------------------------------------------------------
       25,000     IL Devel. Finance Authority Gas
                  Supply (North Shore Gas Company)                  5.000     12/01/2028   12/01/2007 A            25,028
--------------------------------------------------------------------------------------------------------------------------
      255,000     IL Devel. Finance Authority Pollution
                  Control (Central Illinois Public
                  Service Company)                                  5.700     08/15/2026   08/15/2006 A           255,291
--------------------------------------------------------------------------------------------------------------------------
   14,000,000     IL Devel. Finance Authority Pollution
                  Control (Central Illinois Public
                  Service Company)                                  5.950     08/15/2026   12/01/2006 A        14,246,540
--------------------------------------------------------------------------------------------------------------------------
      270,000     IL Devel. Finance Authority Pollution
                  Control (Illinois Power Company)                  5.400     03/01/2028   09/01/2006 A           270,267
--------------------------------------------------------------------------------------------------------------------------
      850,000     IL Devel. Finance Authority Pollution
                  Control (Illinois Power Company)                  5.700     02/01/2024   08/01/2006 A           861,883
--------------------------------------------------------------------------------------------------------------------------


18         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      50,000     IL Devel. Finance Authority Water
                  Facilities (Northern Illinois Water
                  Company)                                          5.500%    12/01/2026   12/01/2006 A   $        50,051
--------------------------------------------------------------------------------------------------------------------------
    3,065,000     IL Educational Facilities Authority
                  (Educational Advancement Fund)                    6.250     05/01/2030   05/01/2013 A         3,301,342
--------------------------------------------------------------------------------------------------------------------------
      635,000     IL Educational Facilities Authority
                  (Educational Advancement Fund)                    6.250     05/01/2034   05/01/2007 A           644,188
--------------------------------------------------------------------------------------------------------------------------
      100,000     IL Educational Facilities Authority
                  (Loyola University)                               5.700     07/01/2024   07/01/2007 A           103,647
--------------------------------------------------------------------------------------------------------------------------
       45,000     IL Educational Facilities Authority
                  (Midwestern University)                           6.250     05/15/2026   11/15/2006 A            45,979
--------------------------------------------------------------------------------------------------------------------------
      160,000     IL Educational Facilities Authority
                  Student Hsg. (Educational
                  Advancement Fund)                                 6.000     05/01/2022   05/01/2012 A           171,083
--------------------------------------------------------------------------------------------------------------------------
      620,000     IL Finance Authority (Beacon Hill)                5.000     02/15/2012   02/15/2010 A           621,494
--------------------------------------------------------------------------------------------------------------------------
      385,000     IL Finance Authority (Beacon Hill)                5.250     02/15/2014   02/15/2010 A           386,182
--------------------------------------------------------------------------------------------------------------------------
       50,000     IL GO                                             5.750     07/01/2016   07/01/2006 A            50,558
--------------------------------------------------------------------------------------------------------------------------
       20,000     IL Health Facilities Authority
                  (Advocate Health)                                 5.875     08/15/2022   08/15/2007 A            20,637
--------------------------------------------------------------------------------------------------------------------------
      455,000     IL Health Facilities Authority (Rush
                  Presbyterian-St. Luke's Medical
                  Center)                                           5.250     11/15/2020   11/15/2006 A           455,410
--------------------------------------------------------------------------------------------------------------------------
       15,000     IL Health Facilities Authority (Rush
                  Presbyterian-St. Luke's Medical
                  Center)                                           6.250     11/15/2020   11/15/2006 A            15,421
--------------------------------------------------------------------------------------------------------------------------
       50,000     IL Health Facilities Authority (Sarah
                  Bush Lincoln Health Center)                       6.000     02/15/2026   08/15/2006 A            51,078
--------------------------------------------------------------------------------------------------------------------------
       30,000     IL Health Facilities Authority (West
                  Suburban Hospital Medical Center)                 5.750     07/01/2015   07/01/2009 A            31,734
--------------------------------------------------------------------------------------------------------------------------
       85,000     IL Health Facilities Authority (West
                  Suburban Hospital Medical Center)                 5.750     07/01/2020   07/01/2009 A            90,135
--------------------------------------------------------------------------------------------------------------------------
    3,070,000     IL Hsg. Devel. Authority                          5.625     08/01/2033   02/01/2012 A         3,142,114
--------------------------------------------------------------------------------------------------------------------------
      365,000     IL Hsg. Devel. Authority (Garden
                  House River Oak)                                  6.875     01/01/2020   07/01/2006 A           368,833
--------------------------------------------------------------------------------------------------------------------------
       15,000     IL Hsg. Devel. Authority
                  (Homeowner Mtg.)                                  5.600     08/01/2032   08/01/2011 A            15,316
--------------------------------------------------------------------------------------------------------------------------
      400,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series 1991-A                              8.250     07/01/2016   07/01/2006 A           416,684
--------------------------------------------------------------------------------------------------------------------------
       50,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series A                                   5.950     07/01/2021   07/01/2006 A            50,543
--------------------------------------------------------------------------------------------------------------------------
        5,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series A                                   6.050     07/01/2015   07/01/2006 A             5,041
--------------------------------------------------------------------------------------------------------------------------
       25,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series A                                   6.125     07/01/2025   07/01/2006 A            25,021
--------------------------------------------------------------------------------------------------------------------------
       15,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series C                                   5.950     07/01/2011   07/01/2006 A            15,014
--------------------------------------------------------------------------------------------------------------------------
       10,000     IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series C                                   6.050     07/01/2022   07/01/2006 A            10,159
--------------------------------------------------------------------------------------------------------------------------
       50,000     IL Hsg. Devel. Authority (Multifamily
                  Program), Series 3                                6.200     09/01/2023   09/01/2006 A            50,441
--------------------------------------------------------------------------------------------------------------------------


19         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$       5,000     IL Hsg. Devel. Authority (Multifamily
                  Program), Series 5                                6.650%    09/01/2014   09/01/2006 A   $         5,010
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     IL Hsg. Devel. Authority (Skyline
                  Towers Apartments)                                6.875     11/01/2017   11/01/2006 A         1,019,200
--------------------------------------------------------------------------------------------------------------------------
      200,000     IL Hsg. Devel. Authority, Series C-2              5.250     08/01/2022   08/01/2012 A           203,478
--------------------------------------------------------------------------------------------------------------------------
      565,000     IL Metropolitan Pier & Exposition
                  Authority                                         6.500     06/15/2027   12/15/2006 A           570,074
--------------------------------------------------------------------------------------------------------------------------
       10,000     IL Metropolitan Pier & Exposition
                  Authority                                         6.500     06/15/2027   12/15/2006 A            10,019
--------------------------------------------------------------------------------------------------------------------------
    2,775,000     IL Sales Tax                                      5.250     06/15/2018   12/15/2006 A         2,786,822
--------------------------------------------------------------------------------------------------------------------------
       20,000     IL Student Assistance Commission
                  (Student Loan)                                    6.875     03/01/2015   09/01/2006 A            20,029
--------------------------------------------------------------------------------------------------------------------------
      785,000     Joliet, IL GO                                     6.250     01/01/2011   07/01/2006 A           793,172
--------------------------------------------------------------------------------------------------------------------------
       45,000     Lake County, IL HFC, Series A                     6.800     05/01/2023   11/01/2006 A            45,061
--------------------------------------------------------------------------------------------------------------------------
    6,175,000     Lakemoor, IL Special Tax                          7.800     03/01/2027   03/01/2007 A         6,429,040
--------------------------------------------------------------------------------------------------------------------------
    4,510,000     Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                       5.500     01/01/2020   01/01/2016 A         4,739,875
--------------------------------------------------------------------------------------------------------------------------
    4,260,000     Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                       5.500     01/01/2025   01/01/2016 A         4,450,678
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                       5.500     01/01/2030   01/01/2016 A         6,245,460
--------------------------------------------------------------------------------------------------------------------------
   19,335,000     Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                       5.500     01/01/2036   01/01/2016 A        19,992,583
--------------------------------------------------------------------------------------------------------------------------
       45,000     Rockford, IL (Faust Landmark
                  Apartments)                                       6.750     01/01/2018   07/01/2007 A            46,899
--------------------------------------------------------------------------------------------------------------------------
       10,000     Southwestern IL Devel. Authority
                  (Illinois-American Water Company)                 5.000     02/01/2028   02/01/2007 A            10,004
--------------------------------------------------------------------------------------------------------------------------
       40,000     Southwestern IL Devel. Authority
                  (Illinois-American Water Company)                 5.100     06/01/2029   06/01/2008 A            40,149
--------------------------------------------------------------------------------------------------------------------------
      140,000     Southwestern IL Devel. Authority
                  (Kienstra)                                        6.050     09/01/2016   09/01/2006 A           140,365
--------------------------------------------------------------------------------------------------------------------------
       20,000     Southwestern IL Devel. Authority
                  (Meridian Village Assoc.)                         5.250     08/20/2023   08/20/2010 A            20,292
--------------------------------------------------------------------------------------------------------------------------
       15,000     West Chicago, IL Industrial Devel.
                  (Leggett & Platt)                                 6.900     09/01/2024   09/01/2006 A            15,069
--------------------------------------------------------------------------------------------------------------------------
       30,000     Will County, IL Exempt Facilities
                  (Mobil Oil Corp.)                                 6.000     02/01/2027   02/01/2007 A            30,596
                                                                                                          ----------------
                                                                                                              130,137,051
--------------------------------------------------------------------------------------------------------------------------
INDIANA--0.6%
       15,000     East Chicago, IN Pollution Control
                  (Inland Steel)                                    7.125     06/01/2007   06/01/2007              15,267
--------------------------------------------------------------------------------------------------------------------------
       50,000     Henry County, IN Juvenile Center
                  Building Corp.                                    6.350     01/05/2007   07/01/2006 A            50,094
--------------------------------------------------------------------------------------------------------------------------
    1,665,000     Huntington, IN EDC (Quanex Corp.)                 6.500     08/01/2010   02/01/2007 A         1,677,388
--------------------------------------------------------------------------------------------------------------------------
      220,000     IN Airport Authority (Federal
                  Express)                                          5.500     05/01/2029   05/01/2008 A           224,308
--------------------------------------------------------------------------------------------------------------------------
       45,000     IN Bond Bank (Special Program),
                  Series B                                          5.750     02/01/2020   08/01/2006 A            45,037
--------------------------------------------------------------------------------------------------------------------------
       15,000     IN Devel. Finance Authority
                  (Indiana-American Water Company)                  5.350     09/01/2023   09/01/2006 A            15,011
--------------------------------------------------------------------------------------------------------------------------


20         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     340,000     IN Devel. Finance Authority
                  (Indiana-American Water Company)                  5.900%    09/01/2022   09/01/2006 A   $       340,496
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     IN Devel. Finance Authority (Inland
                  Steel)                                            7.250     11/01/2011   08/01/2006 A         1,022,230
--------------------------------------------------------------------------------------------------------------------------
      405,000     IN Devel. Finance Authority
                  (Northwest Indiana Water
                  Company)                                          5.900     06/01/2026   12/01/2006 A           405,591
--------------------------------------------------------------------------------------------------------------------------
      200,000     IN Devel. Finance Authority (USX
                  Corp.)                                            6.150     07/15/2022   01/15/2007 A           206,104
--------------------------------------------------------------------------------------------------------------------------
      185,000     IN Devel. Finance Authority (USX
                  Corp.)                                            6.250     07/15/2030   01/15/2007 A           190,744
--------------------------------------------------------------------------------------------------------------------------
      150,000     IN Health Facility Financing
                  Authority (Community Hospitals of
                  Indiana)                                          5.700     05/15/2022   11/15/2006 A           153,176
--------------------------------------------------------------------------------------------------------------------------
       15,000     IN HFA                                            6.100     07/01/2022   01/01/2007 A            15,134
--------------------------------------------------------------------------------------------------------------------------
      915,000     IN HFA                                            6.125     07/01/2014   07/01/2007 A           930,637
--------------------------------------------------------------------------------------------------------------------------
       30,000     IN HFA (Single Family Mtg.)                       5.250     07/01/2023   02/15/2008 B            30,531
--------------------------------------------------------------------------------------------------------------------------
      525,000     IN HFA (Single Family Mtg.)                       6.450     07/01/2014   07/01/2006 A           535,715
--------------------------------------------------------------------------------------------------------------------------
       10,000     IN HFA (Single Family Mtg.), Series B             6.150     07/01/2017   07/01/2007 A            10,173
--------------------------------------------------------------------------------------------------------------------------
      500,000     IN Hsg. & Community Devel.
                  Authority (Single Family Mtg.)                    5.250     01/01/2037   03/15/2012 B           521,535
--------------------------------------------------------------------------------------------------------------------------
      255,000     IN Municipal Power Agency, Series A               5.300     01/01/2023   01/01/2007 A           257,749
--------------------------------------------------------------------------------------------------------------------------
      920,000     IN Toll Road Finance Authority                    6.000     07/01/2013   07/01/2006 A           930,184
--------------------------------------------------------------------------------------------------------------------------
    1,930,000     IN Toll Road Finance Authority                    6.000     07/01/2015   07/01/2006 A         1,951,365
--------------------------------------------------------------------------------------------------------------------------
      530,000     Lake County, IN Redevel. Authority                6.450     02/01/2011   08/01/2006 A           536,360
--------------------------------------------------------------------------------------------------------------------------
      925,000     Madison County, IN Hospital
                  Authority (Community Hospital of
                  Anderson) 1                                       8.000     01/01/2014   07/01/2006 A           928,238
--------------------------------------------------------------------------------------------------------------------------
       25,000     Perry County, IN Redevel. Authority               6.000     02/01/2012   08/01/2006 A            25,454
                                                                                                          ----------------
                                                                                                               11,018,521
--------------------------------------------------------------------------------------------------------------------------
IOWA--2.4%
       30,000     Council Bluffs, IA Pollution Control
                  (Midwest Power Systems)                           5.950     05/01/2023   11/01/2006 A            30,273
--------------------------------------------------------------------------------------------------------------------------
    1,155,000     IA Finance Authority (Boys & Girls
                  Home & Family Services)                           6.250     12/01/2028   12/01/2008 A         1,190,805
--------------------------------------------------------------------------------------------------------------------------
    5,250,000     IA Finance Authority (Single Family
                  Mtg.)                                             5.500     07/01/2036   05/15/2012 B         5,545,313
--------------------------------------------------------------------------------------------------------------------------
      800,000     IA Finance Authority Retirement
                  Community (Friendship Haven)                      5.250     11/15/2014   11/26/2013 D           782,000
--------------------------------------------------------------------------------------------------------------------------
       45,000     IA Student Loan Liquidity Corp.                   6.125     12/01/2011   12/01/2006 A            45,070
--------------------------------------------------------------------------------------------------------------------------
   36,500,000     IA Tobacco Settlement Authority                   0.000 5   06/01/2034   06/01/2017 A        34,399,790
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     IA Tobacco Settlement Authority                   5.375     06/01/2038   08/21/2020 D         3,004,080
--------------------------------------------------------------------------------------------------------------------------
      170,000     Poweshiek, IA Water Assoc.                        5.400     03/01/2024   03/01/2009 A           175,908
--------------------------------------------------------------------------------------------------------------------------
       30,000     Salix, IA Pollution Control
                  (Northwestern Public Service
                  Company)                                          5.900     06/01/2023   12/01/2006 A            30,334
--------------------------------------------------------------------------------------------------------------------------


21         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
$      15,000     University of Northern IA (Academic
                  Building)                                         5.100%    07/01/2009   07/01/2006 A   $        15,013
                                                                                                          ----------------
                                                                                                               45,218,586
--------------------------------------------------------------------------------------------------------------------------
KANSAS--2.4%
       20,000     Kansas City, KS Mtg. Revenue                      7.000     12/01/2011   12/01/2006 A            20,028
--------------------------------------------------------------------------------------------------------------------------
       50,000     KS Devel. Finance Authority Health
                  Facilities (St. Lukes/Shawnee Mission
                  Health System)                                    5.375     11/15/2026   11/15/2006 A            51,195
--------------------------------------------------------------------------------------------------------------------------
       95,000     La Cygne, KS Pollution Control
                  (Kansas Gas & Electric Company)                   5.100     03/01/2023   09/01/2006 A            95,068
--------------------------------------------------------------------------------------------------------------------------
      700,000     Pittsburgh, KS Transportation Devel.
                  District (N. Broadway-Pittsburgh
                  Town Center)                                      4.800     04/01/2027   08/18/2020 D           674,205
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.300     12/01/2028   01/01/2014 B         3,135,510
--------------------------------------------------------------------------------------------------------------------------
      500,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.470 3   12/01/2029   03/01/2011 A           135,760
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.500     12/01/2037   10/01/2021 D         2,100,500
--------------------------------------------------------------------------------------------------------------------------
    4,215,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 1                       5.550     06/01/2037   06/01/2018 A         4,422,842
--------------------------------------------------------------------------------------------------------------------------
      970,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.650     12/01/2036   12/01/2014 A         1,025,436
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.750     12/01/2037   12/01/2019 A         2,130,340
--------------------------------------------------------------------------------------------------------------------------
    2,310,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.750     12/01/2037   12/01/2021 A         2,461,120
--------------------------------------------------------------------------------------------------------------------------
    3,015,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 1                       5.800     12/01/2036   12/01/2016 A         3,233,165
--------------------------------------------------------------------------------------------------------------------------
    3,235,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 1                       5.850     12/01/2034   12/01/2013 A         3,464,038
--------------------------------------------------------------------------------------------------------------------------
    2,100,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.850     06/01/2037   06/01/2018 A         2,254,056
--------------------------------------------------------------------------------------------------------------------------
    2,395,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.) 1                       5.900     12/01/2034   12/01/2012 A         2,507,757
--------------------------------------------------------------------------------------------------------------------------
    3,325,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         5.900     12/01/2037   06/01/2017 A         3,615,871
--------------------------------------------------------------------------------------------------------------------------
    4,405,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         6.125     12/01/2033   06/01/2012 A         4,771,804
--------------------------------------------------------------------------------------------------------------------------
    1,490,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         6.450     12/01/2033   03/11/2007 B         1,532,987
--------------------------------------------------------------------------------------------------------------------------
      245,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         6.875     12/01/2026   07/01/2006 B           247,837
--------------------------------------------------------------------------------------------------------------------------
      340,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         6.950     06/01/2029   03/18/2008 D           352,951
--------------------------------------------------------------------------------------------------------------------------
    1,035,000     Sedgwick & Shawnee Counties, KS
                  Hsg. (Single Family Mtg.)                         7.600     12/01/2031   12/01/2006 B         1,054,831
--------------------------------------------------------------------------------------------------------------------------
    5,000,000     Wyandotte County/Kansas City, KS
                  Unified Government Special
                  Obligation                                        4.750     12/01/2016   12/01/2015 A         5,031,900
                                                                                                          ----------------
                                                                                                               44,319,201


22         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.5%
$     475,000     Boone County, KY Pollution
                  Control (Cincinnati Gas &
                  Electric)                                         5.500%    01/01/2024   07/01/2006 A   $       479,175
--------------------------------------------------------------------------------------------------------------------------
    3,010,000     Boone County, KY Pollution
                  Control (Dayton Power & Light
                  Company)                                          6.500     11/15/2022   11/15/2006 A         3,036,067
--------------------------------------------------------------------------------------------------------------------------
      100,000     Kenton County, KY Airport Board
                  (Cincinnati/Northern Kentucky
                  International)                                    5.750     03/01/2010   09/01/2006 A           102,111
--------------------------------------------------------------------------------------------------------------------------
       35,000     Kenton County, KY Airport Board
                  (Cincinnati/Northern Kentucky
                  International)                                    5.750     03/01/2013   09/01/2006 A            35,739
--------------------------------------------------------------------------------------------------------------------------
      120,000     Kenton County, KY Airport
                  Special Facilities (Delta
                  Airlines) 7                                       7.500     02/01/2012     02/01/2012            68,700
--------------------------------------------------------------------------------------------------------------------------
       30,000     KY EDFA (St. Claire Medical
                  Center)                                           5.625     09/01/2021   09/01/2006 A            30,075
--------------------------------------------------------------------------------------------------------------------------
       20,000     Louisville & Jefferson County,
                  KY Regional Airport Authority                     5.500     07/01/2016   07/01/2006 A            20,219
--------------------------------------------------------------------------------------------------------------------------
    1,285,000     Louisville & Jefferson County,
                  KY Regional Airport Authority
                  (AIRIS Louisville)                                5.500     03/01/2019   03/01/2010 A         1,310,302
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Maysville, KY Solid Waste
                  Disposal (Inland Container Corp.)                 6.900     09/01/2022   09/02/2013 A         3,310,020
--------------------------------------------------------------------------------------------------------------------------
    1,650,000     Muhlenberg County, KY Hospital
                  (Muhlenberg Community Hospital)                   6.750     07/01/2010   07/01/2006 A         1,685,937
                                                                                                          ----------------
                                                                                                               10,078,345
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.0%
       70,000     Calcasieu Parish, LA Industrial
                  Devel. Board (E.I. Dupont de
                  Nemours)                                          5.750     12/01/2026   12/01/2006 A            70,861
--------------------------------------------------------------------------------------------------------------------------
    1,565,000     Calcasieu Parish, LA Industrial
                  Devel. Board (Olin Corp.)                         6.625     02/01/2016   04/01/2010 A         1,672,719
--------------------------------------------------------------------------------------------------------------------------
      765,000     Calcasieu Parish, LA Public
                  Trust Authority                                   5.000     04/01/2028   03/22/2009 B           777,286
--------------------------------------------------------------------------------------------------------------------------
       95,000     De Soto Parish, LA Environmental
                  Improvement (International Paper
                  Company)                                          5.600     11/01/2022   11/01/2009 A            96,797
--------------------------------------------------------------------------------------------------------------------------
       75,000     East Baton Rouge, LA Mtg.
                  Finance Authority                                 5.600     04/01/2022   04/01/2009 A            75,653
--------------------------------------------------------------------------------------------------------------------------
       30,000     East Baton Rouge, LA Mtg.
                  Finance Authority (GNMA & FNMA
                  Mtg.)                                             5.700     10/01/2033   04/01/2007 A            30,283
--------------------------------------------------------------------------------------------------------------------------
       15,000     East Baton Rouge, LA Mtg.
                  Finance Authority (Single Family
                  Mtg.)                                             5.500     10/01/2025   10/01/2006 A            15,005
--------------------------------------------------------------------------------------------------------------------------
       50,000     East Baton Rouge, LA Mtg.
                  Finance Authority (Single Family
                  Mtg.)                                             6.350     10/01/2028   10/01/2007 A            50,237
--------------------------------------------------------------------------------------------------------------------------
       25,000     Hammond, LA Industrial Devel.
                  Board (Albertson's)                               6.300     11/01/2008   11/01/2008              24,904
--------------------------------------------------------------------------------------------------------------------------
        5,000     Iberville Parish, LA Pollution
                  Control (Entergy Gulf States)                     5.700     01/01/2014   01/01/2014               4,973
--------------------------------------------------------------------------------------------------------------------------
    1,590,000     Jefferson Parish, LA Home Mtg.
                  Authority (Single Family Mtg.)                    5.550     06/01/2036   11/15/2011 B         1,673,157
--------------------------------------------------------------------------------------------------------------------------
      980,000     Jefferson Parish, LA Home Mtg.
                  Authority (Single Family Mtg.)                    5.875     12/01/2021   12/01/2006 D           988,065
--------------------------------------------------------------------------------------------------------------------------
       20,000     LA HFA (Multifamily Hsg.-FHA
                  Insured)                                          7.100     11/01/2033   11/01/2007 A            20,312
--------------------------------------------------------------------------------------------------------------------------


23         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     380,000     LA HFA (Single Family Mtg.)                       5.800%    06/01/2035   06/01/2007 B   $       400,934
--------------------------------------------------------------------------------------------------------------------------
       15,000     LA HFA (Single Family Mtg.)                       5.900     12/01/2011   03/01/2007 B            15,204
--------------------------------------------------------------------------------------------------------------------------
       35,000     LA HFA (Single Family Mtg.)                       5.900     12/01/2011   06/01/2007 B            35,699
--------------------------------------------------------------------------------------------------------------------------
    1,910,000     LA HFA (Single Family Mtg.)                       6.375     06/01/2033   06/01/2007 B         1,952,307
--------------------------------------------------------------------------------------------------------------------------
    1,990,000     LA HFA (Single Family Mtg.)                       6.400     06/01/2032   04/01/2007 B         2,019,552
--------------------------------------------------------------------------------------------------------------------------
      920,000     LA HFA (Single Family Mtg.)                       7.450     12/01/2031   10/22/2006 B           945,861
--------------------------------------------------------------------------------------------------------------------------
       25,000     LA HFA (St. Dominic Assisted Care)                6.300     09/01/2015   09/01/2008 A            25,482
--------------------------------------------------------------------------------------------------------------------------
    2,070,000     LA Local Government EF&CD
                  Authority (Bellemont Apartments)                  6.000     09/01/2022   09/01/2012 A         2,126,056
--------------------------------------------------------------------------------------------------------------------------
      855,000     LA Local Government EF&CD
                  Authority (Oakleigh Apartments)                   6.000     06/01/2016   07/07/2014 B           895,510
--------------------------------------------------------------------------------------------------------------------------
   12,000,000     LA Public Facilities Authority
                  (Baton Rouge General Medical
                  Center)                                           5.250     07/01/2024   07/01/2014 A        12,480,600
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     LA Public Facilities Authority
                  (Louisiana Water Company)                         5.450     02/01/2013   08/01/2007 A         6,079,680
--------------------------------------------------------------------------------------------------------------------------
       15,000     LA Public Facilities Authority
                  (Loyola University)                               5.625     10/01/2016   10/01/2007 A            15,488
--------------------------------------------------------------------------------------------------------------------------
       15,000     LA Public Facilities Authority
                  (Tulane University)                               5.750     02/15/2021   08/15/2006 A            15,014
--------------------------------------------------------------------------------------------------------------------------
      105,000     LA Public Facilities Authority
                  (Xavier University of Louisiana)                  5.250     09/01/2027   09/01/2007 A           106,660
--------------------------------------------------------------------------------------------------------------------------
   10,355,000     LA Tobacco Settlement Financing
                  Corp. (TASC) 1                                    5.875     05/15/2039   05/15/2012 A        10,839,096
--------------------------------------------------------------------------------------------------------------------------
   24,320,000     LA Tobacco Settlement Financing
                  Corp. (TASC), Series B                            5.500     05/15/2030   05/10/2011 B        24,962,048
--------------------------------------------------------------------------------------------------------------------------
       15,000     New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                       5.500     09/01/2014   09/01/2006 A            15,019
--------------------------------------------------------------------------------------------------------------------------
      150,000     New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                       6.000     09/01/2018   09/01/2006 A           150,303
--------------------------------------------------------------------------------------------------------------------------
      250,000     New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                       6.000     09/01/2019   09/01/2006 A           250,600
--------------------------------------------------------------------------------------------------------------------------
      175,000     New Orleans, LA Exhibit Hall
                  Special Tax (Ernest N. Morial)                    5.600     07/15/2025   07/15/2006 A           176,962
--------------------------------------------------------------------------------------------------------------------------
       45,000     New Orleans, LA Finance
                  Authority (Single Family Mtg.),
                  Series B-2                                        6.050     12/01/2026   12/01/2009 A            45,725
--------------------------------------------------------------------------------------------------------------------------
    2,340,000     New Orleans, LA HDC (Southwood Patio)             7.700     02/01/2022   08/01/2006 A         2,397,143
--------------------------------------------------------------------------------------------------------------------------
        5,000     New Orleans, LA Home Mtg.
                  Authority                                         6.200     06/01/2015   06/01/2007 A             5,083
--------------------------------------------------------------------------------------------------------------------------
       60,000     New Orleans, LA Home Mtg.
                  Authority                                         7.000     05/01/2014   11/01/2006 A            60,721
--------------------------------------------------------------------------------------------------------------------------
       10,000     New Orleans, LA Home Mtg.
                  Authority (Single Family Mtg.)                    6.000     12/01/2021   12/01/2008 A            10,155
--------------------------------------------------------------------------------------------------------------------------
      360,000     New Orleans, LA Home Mtg.
                  Authority (Single Family Mtg.)                    6.300     06/01/2028   12/01/2006 A           366,505
--------------------------------------------------------------------------------------------------------------------------
       45,000     Orleans Parish, LA Parishwide
                  School District                                   5.000     09/01/2015   09/01/2006 A            45,016
--------------------------------------------------------------------------------------------------------------------------
       15,000     Orleans Parish, LA Parishwide
                  School District                                   5.125     09/01/2021   03/01/2008 A            15,092
--------------------------------------------------------------------------------------------------------------------------


24         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     170,000     Orleans Parish, LA Parishwide
                  School District                                   5.375%    09/01/2017   09/01/2006 A   $       170,872
--------------------------------------------------------------------------------------------------------------------------
       15,000     Orleans Parish, LA School Board                   5.300     09/01/2012   09/01/2006 A            15,011
--------------------------------------------------------------------------------------------------------------------------
      110,000     Orleans Parish, LA School Board                   5.300     09/01/2013   09/01/2006 A           110,075
--------------------------------------------------------------------------------------------------------------------------
      100,000     Orleans Parish, LA School Board,
                  Series B                                          5.200     02/01/2014   08/01/2006 A           100,449
--------------------------------------------------------------------------------------------------------------------------
       50,000     Plaquemines, LA Port Harbor &
                  Terminal District (Teco Energy)                   5.000     09/01/2007   09/01/2007              50,047
--------------------------------------------------------------------------------------------------------------------------
      340,000     Shreveport, LA Hsg. Authority
                  (U.S. Goodman Plaza)                              6.100     08/01/2019   12/26/2015 D           330,004
--------------------------------------------------------------------------------------------------------------------------
       15,000     Shreveport, LA Hsg. Authority
                  (U.S. Goodman Plaza)                              6.125     08/01/2010   08/15/2009 D            14,866
--------------------------------------------------------------------------------------------------------------------------
    1,355,000     St. Bernard Parish, LA Exempt
                  Facility (Mobil Oil Corp.)                        5.900     11/01/2026   11/01/2006 A         1,399,376
--------------------------------------------------------------------------------------------------------------------------
       30,000     St. John Baptist Parish, LA (USX
                  Corp.)                                            5.350     12/01/2013   12/01/2008 A            31,000
--------------------------------------------------------------------------------------------------------------------------
       25,000     Tangipahoa Parish, LA School
                  Board Sales & Use Tax                             5.350     03/15/2010   11/01/2006 A            25,024
                                                                                                          ----------------
                                                                                                               74,200,491
--------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
    1,800,000     Jay, ME Environmental
                  Improvement (International Paper
                  Company)                                          6.250     09/01/2023   09/01/2009 A         1,903,716
--------------------------------------------------------------------------------------------------------------------------
       25,000     Jay, ME Solid Waste Disposal
                  (International Paper Company)                     6.200     09/01/2019   09/01/2009 A            26,340
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     ME Finance Authority Solid Waste
                  Recycling Facilities (Great
                  Northern Paper)                                   7.750     10/01/2022   10/01/2006 A         2,005,440
--------------------------------------------------------------------------------------------------------------------------
       40,000     ME H&HEFA (University of New
                  England)                                          5.750     07/01/2023   07/01/2006 A            40,052
--------------------------------------------------------------------------------------------------------------------------
      415,000     ME H&HEFA (University of New
                  England/Cedars Nursing Care
                  Center)                                           5.700     07/01/2013   07/01/2006 A           415,531
--------------------------------------------------------------------------------------------------------------------------
        5,000     ME H&HEFA, Series A                               5.875     07/01/2025   07/01/2006 A             5,057
--------------------------------------------------------------------------------------------------------------------------
       15,000     ME H&HEFA, Series A                               6.000     07/01/2024   07/01/2006 A            15,025
--------------------------------------------------------------------------------------------------------------------------
       20,000     ME Hsg. Authority, Series A-2                     5.250     11/15/2032   01/15/2010 A            20,131
--------------------------------------------------------------------------------------------------------------------------
       10,000     ME Municipal Bond Bank                            5.850     11/01/2020   12/01/2006 A            10,015
--------------------------------------------------------------------------------------------------------------------------
      100,000     ME Municipal Bond Bank, Series D                  6.300     11/01/2014   11/01/2006 A           100,793
--------------------------------------------------------------------------------------------------------------------------
       70,000     ME State Hsg. Authority Mtg.,
                  Series C-2                                        5.950     11/15/2022   05/15/2009 A            71,600
--------------------------------------------------------------------------------------------------------------------------
       10,000     ME State Hsg. Authority Mtg.,
                  Series D 1                                        5.500     11/15/2014   05/15/2009 A            10,179
                                                                                                          ----------------
                                                                                                                4,623,879
--------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.4%
       15,000     Allegany County, MD Industrial
                  Devel. (Moran Manor Care Center)                 12.450     02/01/2027   08/01/2006 A            17,360
--------------------------------------------------------------------------------------------------------------------------
       20,000     Anne Arundel County, MD Solid
                  Waste                                             5.400     09/01/2013   09/01/2006 A            20,238
--------------------------------------------------------------------------------------------------------------------------
       25,000     Anne Arundel County, MD Solid
                  Waste                                             5.500     09/01/2015   09/01/2006 A            25,299
--------------------------------------------------------------------------------------------------------------------------


25         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     100,000     Anne Arundel County, MD Solid
                  Waste                                             5.500%    09/01/2016   09/01/2006 A   $       101,188
--------------------------------------------------------------------------------------------------------------------------
       50,000     Baltimore, MD Pollution Control
                  (General Motors Corp.)                            5.350     04/01/2008   04/01/2008              49,000
--------------------------------------------------------------------------------------------------------------------------
       65,000     Baltimore, MD Port Facilities
                  (E.I. DuPont de Nemours &
                  Company)                                          6.500     10/01/2011   10/01/2006 A            67,620
--------------------------------------------------------------------------------------------------------------------------
      655,000     Baltimore, MD Port Facilities
                  (E.I. DuPont de Nemours &
                  Company)                                          6.500     10/01/2011   10/01/2006 A           681,403
--------------------------------------------------------------------------------------------------------------------------
       50,000     Frederick County, MD Educational
                  Facilities (Mount St. Mary's
                  College)                                          5.800     09/01/2030   03/01/2011 A            51,420
--------------------------------------------------------------------------------------------------------------------------
      135,000     Gaithersburg, MD Economic Devel.
                  (Asbury Methodist Homes)                          5.500     01/01/2020   07/01/2006 A           135,066
--------------------------------------------------------------------------------------------------------------------------
       35,000     Gaithersburg, MD Economic Devel.
                  (Asbury Methodist Homes)                          5.750     01/01/2011   07/01/2006 A            35,023
--------------------------------------------------------------------------------------------------------------------------
       10,000     MD Community Devel. (Hsg. &
                  Community Devel.)                                 5.400     07/01/2022   07/01/2011 A            10,234
--------------------------------------------------------------------------------------------------------------------------
       60,000     MD Community Devel.
                  Administration (Dept. of Hsg.&
                  Community Devel.)                                 5.150     03/01/2018   03/01/2011 A            60,872
--------------------------------------------------------------------------------------------------------------------------
      195,000     MD Community Devel.
                  Administration (Dept. of Hsg.&
                  Community Devel.)                                 5.300     09/01/2023   03/01/2010 A           197,845
--------------------------------------------------------------------------------------------------------------------------
       25,000     MD Community Devel.
                  Administration (Dept. of Hsg.&
                  Community Devel.)                                 5.375     09/01/2024   03/01/2009 A            25,504
--------------------------------------------------------------------------------------------------------------------------
    5,585,000     MD EDC Student Hsg. (Bowie State
                  University)                                       6.000     06/01/2023   06/01/2013 A         5,633,366
--------------------------------------------------------------------------------------------------------------------------
       25,000     MD Energy Financing
                  Administration Solid Waste
                  Disposal (Wheelabrator Water)                     6.450     12/01/2016   12/01/2006 A            25,670
--------------------------------------------------------------------------------------------------------------------------
      110,000     MD H&EFA (Doctors Community
                  Hospital)                                         5.750     07/01/2013   12/01/2006 A           110,107
--------------------------------------------------------------------------------------------------------------------------
       65,000     MD H&EFA (Johns Hopkins Hospital)                 5.500     07/01/2026   07/01/2006 A            66,370
--------------------------------------------------------------------------------------------------------------------------
       75,000     MD H&HEFA (Johns Hopkins
                  University)                                       5.625     07/01/2027   07/01/2007 A            77,560
--------------------------------------------------------------------------------------------------------------------------
       40,000     MD Hsg. Community Devel.
                  People's Resource Center                          5.250     09/01/2029   03/01/2011 A            40,368
--------------------------------------------------------------------------------------------------------------------------
      245,000     MD Hsg. Community Devel.
                  People's Resource Center                          5.650     07/01/2039   07/01/2007 A           251,314
--------------------------------------------------------------------------------------------------------------------------
       35,000     MD Hsg. Community Devel.
                  People's Resource Center                          5.950     07/01/2023   01/01/2009 A            35,618
--------------------------------------------------------------------------------------------------------------------------
       70,000     MD Hsg. Community Devel.
                  People's Resource Center                          6.000     07/01/2039   07/01/2007 A            71,591
--------------------------------------------------------------------------------------------------------------------------
       30,000     MD Industrial Devel. Financing
                  Authority (Bon Secours Health
                  Systems)                                          5.500     08/15/2020   08/15/2006 A            30,487
--------------------------------------------------------------------------------------------------------------------------
       15,000     MD Industrial Devel. Financing
                  Authority (Bon Secours Health
                  Systems)                                          5.500     08/15/2024   08/15/2006 A            15,231
--------------------------------------------------------------------------------------------------------------------------
       40,000     MD Stadium Authority (Ocean City
                  Convention Center)                                5.375     12/15/2012   12/15/2006 A            40,259
--------------------------------------------------------------------------------------------------------------------------


26         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      15,000     MD Stadium Authority Sports
                  Facility                                          5.750%    03/01/2022   09/01/2006 A   $        15,173
--------------------------------------------------------------------------------------------------------------------------
       75,000     MD Stadium Authority Sports
                  Facility                                          5.800     03/01/2026   09/01/2006 A            75,858
--------------------------------------------------------------------------------------------------------------------------
       30,000     Montgomery County, MD Hsg.
                  Opportunities Commission (Avalon
                  Knoll)                                            6.150     07/01/2026   07/01/2008 A            30,618
--------------------------------------------------------------------------------------------------------------------------
       50,000     Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.)                                6.000     07/01/2037   07/01/2006 A            51,067
--------------------------------------------------------------------------------------------------------------------------
       10,000     Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.)                                6.050     07/01/2026   07/01/2006 A            10,109
--------------------------------------------------------------------------------------------------------------------------
        5,000     Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.), Series A                      6.000     07/01/2020   07/01/2007 A             5,055
--------------------------------------------------------------------------------------------------------------------------
       30,000     Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.), Series B                      6.400     07/01/2028   07/01/2008 A            30,641
--------------------------------------------------------------------------------------------------------------------------
       15,000     Montgomery County, MD Hsg.
                  Opportunities Commission
                  (Multifamily Mtg.), Series C                      7.150     07/01/2023   07/01/2006 A            15,017
--------------------------------------------------------------------------------------------------------------------------
       30,000     Prince Georges County, MD Hsg.
                  Authority (Single Family)                         6.150     08/01/2019   08/01/2010 A            30,806
--------------------------------------------------------------------------------------------------------------------------
       55,000     Prince Georges County, MD Local
                  Government                                        6.050     08/01/2012   08/01/2006 A            55,094
                                                                                                          ----------------
                                                                                                                8,195,451
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.1%
       10,000     Billerica, MA GO                                  5.500     10/15/2016   10/15/2006 A            10,147
--------------------------------------------------------------------------------------------------------------------------
       25,000     Concord, MA GO                                    4.900     07/15/2009   07/15/2006 A            25,021
--------------------------------------------------------------------------------------------------------------------------
       30,000     MA Bay Transporation Authority
                  (General Transportation System)                   5.000     03/01/2024   03/01/2007 A            30,537
--------------------------------------------------------------------------------------------------------------------------
       15,000     MA Convention Center Authority
                  (Boston Common Parking Garage)                    5.375     09/01/2013   09/01/2006 A            15,017
--------------------------------------------------------------------------------------------------------------------------
       35,000     MA Devel. Finance Agency (Curry
                  College)                                          6.000     03/01/2031   03/01/2009 A            36,646
--------------------------------------------------------------------------------------------------------------------------
       10,000     MA Devel. Finance Agency (The
                  Wheeler School)                                   5.500     12/01/2007   12/01/2007              10,148
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Devel. Finance Authority
                  (Massachusetts College of
                  Pharmacy Allied Health Sciences)                  6.375     07/01/2023   07/01/2013 A         1,101,160
--------------------------------------------------------------------------------------------------------------------------
    4,160,000     MA Devel. Finance Authority (VOA
                  Ayer) 1                                           6.200     02/20/2046   02/20/2015 A         4,542,845
--------------------------------------------------------------------------------------------------------------------------
       95,000     MA Educational Financing
                  Authority, Issue E                                5.550     07/01/2009   07/01/2008 A            95,709
--------------------------------------------------------------------------------------------------------------------------
    1,985,000     MA Educational Financing
                  Authority, Issue G                                5.920     12/01/2014   12/01/2010 A         2,013,723
--------------------------------------------------------------------------------------------------------------------------
    1,495,000     MA Educational Financing
                  Authority, Issue G                                6.000     12/01/2016   12/01/2009 A         1,517,515
--------------------------------------------------------------------------------------------------------------------------
      160,000     MA H&EFA (Berklee College of
                  Music)                                            5.100     10/01/2027   10/01/2007 A           163,398
--------------------------------------------------------------------------------------------------------------------------


27         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      10,000     MA H&EFA (Beverly Hospital Corp.)                 5.625%    07/01/2013   07/01/2006 A   $        10,012
--------------------------------------------------------------------------------------------------------------------------
       70,000     MA H&EFA (Cape Cod Healthcare)                    5.450     11/15/2023   11/15/2008 A            71,088
--------------------------------------------------------------------------------------------------------------------------
    1,635,000     MA H&EFA (New England Medical
                  Center)                                           5.375     07/01/2024   07/01/2006 A         1,636,488
--------------------------------------------------------------------------------------------------------------------------
      180,000     MA H&EFA (Schepens Eye Research
                  Institute)                                        6.500     07/01/2028   07/01/2009 A           194,121
--------------------------------------------------------------------------------------------------------------------------
      435,000     MA H&EFA (South Shore Hospital)                   5.500     07/01/2020   07/01/2006 A           439,689
--------------------------------------------------------------------------------------------------------------------------
    1,255,000     MA H&EFA (Valley Regional Health
                  System)                                           5.750     07/01/2018   07/01/2006 A         1,256,757
--------------------------------------------------------------------------------------------------------------------------
      315,000     MA HFA                                            5.550     07/01/2027   07/01/2007 A           320,100
--------------------------------------------------------------------------------------------------------------------------
    6,890,000     MA HFA (Rental Mtg.) 1                            5.250     01/01/2046   07/01/2012 A         6,995,830
--------------------------------------------------------------------------------------------------------------------------
    3,005,000     MA HFA (Rental Mtg.)                              5.600     01/01/2045   07/01/2012 A         3,129,738
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA HFA (Rental Mtg.)                              5.625     07/01/2040   07/01/2007 A         1,020,360
--------------------------------------------------------------------------------------------------------------------------
        5,000     MA HFA, Series 22                                 6.100     06/01/2016   12/01/2006 A             5,004
--------------------------------------------------------------------------------------------------------------------------
       35,000     MA HFA, Series A                                  5.500     07/01/2040   07/01/2010 A            35,508
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     MA HFA, Series A                                  6.000     07/01/2041   01/01/2011 A         2,095,740
--------------------------------------------------------------------------------------------------------------------------
       25,000     MA HFA, Series B                                  6.400     07/01/2038   07/01/2007 A            25,742
--------------------------------------------------------------------------------------------------------------------------
       50,000     MA HFA, Series E                                  6.050     07/01/2020   07/01/2009 A            51,393
--------------------------------------------------------------------------------------------------------------------------
    4,290,000     MA HFA, Series H                                  6.650     07/01/2041   07/01/2010 A         4,538,348
--------------------------------------------------------------------------------------------------------------------------
      670,000     MA Industrial Finance Agency
                  (Arbors at Taunton)                               5.300     06/20/2019   06/20/2011 A           685,631
--------------------------------------------------------------------------------------------------------------------------
      265,000     MA Industrial Finance Agency
                  (Avon Associates)                                 5.375     04/01/2020   10/01/2006 A           266,420
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Industrial Finance Agency
                  (Heights Crossing)                                6.150     02/01/2035   08/01/2006 A         1,021,180
--------------------------------------------------------------------------------------------------------------------------
    2,090,000     MA Industrial Finance Agency
                  (Massachussetts American Water
                  Company)                                          6.250     12/01/2010   12/01/2006 A         2,127,474
--------------------------------------------------------------------------------------------------------------------------
      930,000     MA Industrial Finance Agency
                  (Massachussetts American Water
                  Company)                                          6.750     12/01/2025   12/01/2006 A           942,546
--------------------------------------------------------------------------------------------------------------------------
    2,530,000     MA Industrial Finance Agency
                  (Massachussetts American Water
                  Company)                                          6.900     12/01/2029   12/01/2006 A         2,565,926
--------------------------------------------------------------------------------------------------------------------------
      100,000     MA Industrial Finance Agency
                  (Nantucket Electric Company)                      5.875     07/01/2017   07/01/2006 A           102,139
--------------------------------------------------------------------------------------------------------------------------
    1,600,000     MA Industrial Finance Agency
                  (TNG Draper Place)                                6.450     08/20/2039   08/20/2008 A         1,729,488
--------------------------------------------------------------------------------------------------------------------------
       35,000     MA Port Authority (Bosfuel Corp.)                 5.625     07/01/2027   07/01/2007 A            36,168
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Port Authority (Delta
                  Airlines)                                         5.500     01/01/2016   01/01/2012 A         1,041,150
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     MA Port Authority (Delta
                  Airlines)                                         5.500     01/01/2017   01/01/2011 A         2,079,340
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Port Authority (Delta
                  Airlines)                                         5.500     01/01/2019   01/01/2012 A         1,035,260
--------------------------------------------------------------------------------------------------------------------------
      225,000     MA Port Authority (US Airways)                    5.750     09/01/2016   09/01/2006 A           230,200
--------------------------------------------------------------------------------------------------------------------------
   10,000,000     MA Port Authority Facilities
                  ROLs 1                                            6.853 2   01/01/2022   01/01/2011 A        10,714,000
--------------------------------------------------------------------------------------------------------------------------
      315,000     MA Port Authority Special
                  Facilities (Bosfuel Corp.)                        5.750     07/01/2039   07/01/2007 A           326,057
--------------------------------------------------------------------------------------------------------------------------
       25,000     MA Port Authority Special
                  Facilities (US Airways)                           5.500     09/01/2009   09/01/2006 A            25,575
--------------------------------------------------------------------------------------------------------------------------


28         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     220,000     MA Port Authority Special
                  Facilities (US Airways)                           5.875%    09/01/2023   09/01/2006 A   $       225,027
--------------------------------------------------------------------------------------------------------------------------
      175,000     MA Port Authority, Series B                       5.375     07/01/2027   07/01/2007 A           176,635
--------------------------------------------------------------------------------------------------------------------------
      400,000     MA Turnpike Authority, Series A                   5.125     01/01/2023   01/01/2007 A           408,704
--------------------------------------------------------------------------------------------------------------------------
      125,000     Weymouth, MA GO                                   5.700     07/15/2011   07/15/2006 A           127,666
                                                                                                          ----------------
                                                                                                               57,254,370
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.3%
       10,000     Coldwater, MI Electric Utility                    5.750     08/01/2016   08/01/2006 A            10,211
--------------------------------------------------------------------------------------------------------------------------
       45,000     Dearborn, MI EDC (OHC/UC
                  Obligated Group)                                  5.750     11/15/2015   11/15/2006 A            45,893
--------------------------------------------------------------------------------------------------------------------------
       25,000     Detroit, MI GO                                    5.000     04/01/2018   04/01/2008 A            25,507
--------------------------------------------------------------------------------------------------------------------------
      225,000     Detroit, MI Local Devel. Finance
                  Authority (Chrysler Corp.)                        5.375     05/01/2018   05/01/2009 A           226,764
--------------------------------------------------------------------------------------------------------------------------
       45,000     Detroit, MI Sewer Disposal
                  System, Series A                                  5.000     07/01/2027   07/01/2007 A            45,662
--------------------------------------------------------------------------------------------------------------------------
       25,000     Detroit, MI Water Supply System,
                  Series A                                          5.000     07/01/2027   07/01/2007 A            25,232
--------------------------------------------------------------------------------------------------------------------------
       30,000     Farmington Hills, MI EDC
                  (Botsford General Hospital)                       5.700     02/15/2015   08/15/2006 A            30,268
--------------------------------------------------------------------------------------------------------------------------
      160,000     Farmington Hills, MI EDC
                  (Botsford General Hospital)                       5.750     02/15/2025   08/15/2006 A           161,629
--------------------------------------------------------------------------------------------------------------------------
       65,000     Gratiot County, MI EDC (Michigan
                  Masonic Home)                                     5.000     11/15/2020   11/15/2006 A            65,033
--------------------------------------------------------------------------------------------------------------------------
      105,000     Kent County, MI Airport Facility
                  (Kent County International
                  Airport)                                          5.000     01/01/2028   01/01/2010 A           105,351
--------------------------------------------------------------------------------------------------------------------------
       35,000     Melvindale, MI Water Supply &
                  Sewer                                             5.700     06/01/2016   12/01/2006 A            35,475
--------------------------------------------------------------------------------------------------------------------------
       20,000     MI Higher Education Student Loan
                  Authority                                         5.400     06/01/2018   06/01/2008 A            20,427
--------------------------------------------------------------------------------------------------------------------------
      250,000     MI Hospital Finance Authority
                  (Detroit Medical Center
                  Obligated Group)                                  5.250     08/15/2028   08/15/2009 A           253,353
--------------------------------------------------------------------------------------------------------------------------
    1,085,000     MI Hospital Finance Authority
                  (Detroit Sinai Hospital)                          6.000     01/01/2008   07/29/2006 D         1,102,338
--------------------------------------------------------------------------------------------------------------------------
       35,000     MI Hospital Finance Authority
                  (Henry Ford Health System)                        5.250     11/15/2020   11/15/2006 A            35,733
--------------------------------------------------------------------------------------------------------------------------
      230,000     MI Hospital Finance Authority
                  (Henry Ford Health System)                        5.250     11/15/2025   11/15/2006 A           234,819
--------------------------------------------------------------------------------------------------------------------------
       50,000     MI Hospital Finance Authority
                  (Holland Community Hospital)                      5.625     01/01/2028   01/01/2007 A            51,349
--------------------------------------------------------------------------------------------------------------------------
       30,000     MI Hospital Finance Authority
                  (Mercy Memorial Hospital)                         5.250     06/01/2021   12/01/2006 A            30,020
--------------------------------------------------------------------------------------------------------------------------
       60,000     MI Hospital Finance Authority
                  (Monroe Community Health
                  Services)                                         5.250     06/01/2021   12/01/2006 A            60,040
--------------------------------------------------------------------------------------------------------------------------
       20,000     MI Hospital Finance Authority
                  (St. John Hospital)                               5.750     05/15/2016   11/15/2006 A            20,512
--------------------------------------------------------------------------------------------------------------------------
    2,050,000     MI Hsg. Devel. Authority (Rental
                  Hsg.) 1                                           6.100     10/01/2033   04/01/2007 A         2,118,060
--------------------------------------------------------------------------------------------------------------------------
      560,000     MI Hsg. Devel. Authority, Series A                5.300     10/01/2037   04/01/2009 A           562,778
--------------------------------------------------------------------------------------------------------------------------


29         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$   2,930,000     MI Job Devel. Authority
                  Pollution Control (General
                  Motors Corp.) 1                                   5.550%    04/01/2009   04/01/2009     $     2,855,519
--------------------------------------------------------------------------------------------------------------------------
       65,000     MI Municipal Bond Authority                       5.375     11/01/2017   11/01/2006 A            66,229
--------------------------------------------------------------------------------------------------------------------------
       95,000     MI Municipal Bond Authority                       6.000     12/01/2013   12/01/2006 A            95,816
--------------------------------------------------------------------------------------------------------------------------
      105,000     MI Municipal Bond Authority                       6.125     12/01/2018   12/01/2006 A           105,967
--------------------------------------------------------------------------------------------------------------------------
       25,000     MI Municipal Bond Authority                       7.100     11/01/2014   11/01/2006 A            25,224
--------------------------------------------------------------------------------------------------------------------------
    1,035,000     MI Public Educational Facilities
                  Authority (Old Redford Academy)                   5.000     12/01/2013   01/05/2012 D         1,035,279
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MI Strategic Fund Limited
                  Obligation (Detroit Edison
                  Company)                                          5.650     09/01/2029   09/01/2011 A         1,040,850
--------------------------------------------------------------------------------------------------------------------------
    1,605,000     MI Strategic Fund Limited
                  Obligation (Detroit Edison
                  Company)                                          5.650     09/01/2029   09/01/2011 A         1,670,564
--------------------------------------------------------------------------------------------------------------------------
      520,000     MI Strategic Fund Limited
                  Obligation (Ford Motor Company),
                  Series A                                          6.550     10/01/2022   10/01/2006 A           521,284
--------------------------------------------------------------------------------------------------------------------------
    1,425,000     MI Strategic Fund Solid Waste
                  (S.D. Warren & Company)                           7.375     01/15/2022   07/15/2006 A         1,462,919
--------------------------------------------------------------------------------------------------------------------------
      750,000     Mount Clemens, MI Hsg. Corp.
                  (FHA Section 8), Series A                         6.600     06/01/2022   12/01/2006 A           774,510
--------------------------------------------------------------------------------------------------------------------------
      575,000     Pontiac, MI Tax Increment
                  Finance Authority                                 6.375     06/01/2031   06/01/2012 A           610,846
--------------------------------------------------------------------------------------------------------------------------
       55,000     Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                           5.000     12/01/2019   12/01/2008 A            55,682
--------------------------------------------------------------------------------------------------------------------------
      505,000     Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                           5.000     12/01/2022   12/01/2010 A           509,060
--------------------------------------------------------------------------------------------------------------------------
      435,000     Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                           5.000     12/01/2028   12/01/2010 A           436,779
--------------------------------------------------------------------------------------------------------------------------
       25,000     Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                           5.250     12/01/2018   12/01/2008 A            25,675
--------------------------------------------------------------------------------------------------------------------------
       10,000     Wayne Charter County, MI Airport
                  (Detroit Metropolitan Wayne
                  County)                                           5.375     12/01/2015   12/01/2008 A            10,322
--------------------------------------------------------------------------------------------------------------------------
    6,465,000     Wayne County, MI Airport
                  Authority ROLs                                    6.240 2   12/01/2026   12/01/2015 A         6,935,975
--------------------------------------------------------------------------------------------------------------------------
      125,000     Wayne, MI State University                        5.650     11/15/2015   11/15/2006 A           125,169
--------------------------------------------------------------------------------------------------------------------------
       25,000     Wexford County, MI Water Supply
                  System                                            5.850     11/01/2012   11/01/2006 A            25,870
                                                                                                          ----------------
                                                                                                               23,655,993
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
       70,000     Brainerd, MN Health Care
                  Facilities (Benedictine Health
                  System)                                           6.000     02/15/2020   08/15/2006 A            70,111
--------------------------------------------------------------------------------------------------------------------------
      980,000     Mahtomedi, MN Multifamily
                  (Briarcliff) 1                                    7.350     06/01/2036   06/01/2008 A         1,000,854
--------------------------------------------------------------------------------------------------------------------------


30         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      25,000     Minneapolis, MN Community Devel.
                  Agency (Riverside Homes of
                  Minneapolis)                                      6.200%    09/01/2029   09/01/2011 A   $        25,927
--------------------------------------------------------------------------------------------------------------------------
      720,000     MN (Duluth Airport)                               6.250     08/01/2014   08/01/2006 A           724,838
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     MN Agricultural & Economic
                  Devel. Board                                      7.250     08/01/2020   08/01/2008 A         1,053,160
--------------------------------------------------------------------------------------------------------------------------
       45,000     MN HFA (Single Family Mtg.)                       5.600     07/01/2022   08/01/2007 B            45,422
--------------------------------------------------------------------------------------------------------------------------
        5,000     MN HFA (Single Family Mtg.),
                  Series D-2                                        5.950     01/01/2017   07/01/2006 A             5,005
--------------------------------------------------------------------------------------------------------------------------
       55,000     Plymouth, MN Health Facilities
                  (Healthspan Health System/North
                  Memorial Medical Center)                          6.250     06/01/2016   12/01/2006 A            55,960
                                                                                                          ----------------
                                                                                                                2,981,277
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.3%
    3,000,000     Adams County, MS Environmental
                  Improvement (International Paper
                  Company)                                          6.250     09/01/2023   12/01/2009 A         3,172,860
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Alcorn County, MS Hospital
                  (Magnolia Regional Health Center)                 5.750     10/01/2013   10/01/2006 A         1,004,610
--------------------------------------------------------------------------------------------------------------------------
       50,000     Biloxi, MS GO                                     5.900     10/01/2019   10/01/2009 A            50,842
--------------------------------------------------------------------------------------------------------------------------
       45,000     Biloxi, MS Hsg. Authority
                  (Beauvoir Apartments)                             6.250     09/01/2031   09/01/2013 A            45,971
--------------------------------------------------------------------------------------------------------------------------
       40,000     Gulfport, MS Hospital Facility
                  (Gulfport Memorial Hospital)                      6.125     07/01/2015   07/01/2006 A            40,052
--------------------------------------------------------------------------------------------------------------------------
       70,000     Jones County, MS Solid Waste
                  Disposal (International Paper
                  Company)                                          5.800     10/01/2021   10/01/2009 A            72,005
--------------------------------------------------------------------------------------------------------------------------
      100,000     MS Business Finance Corp.(Bomaine Corp.)          5.750     05/01/2015   05/01/2009 A           101,807
--------------------------------------------------------------------------------------------------------------------------
    8,260,000     MS Business Finance Corp.
                  (System Energy Resources)                         5.875     04/01/2022   10/01/2006 A         8,298,739
--------------------------------------------------------------------------------------------------------------------------
      200,000     MS Devel. Bank Special Obligation                 5.500     07/01/2031   07/01/2011 A           202,218
--------------------------------------------------------------------------------------------------------------------------
    2,750,000     MS Higher Education Assistance
                  Corp., Series C                                   6.750     09/01/2014   09/01/2006 A         2,754,015
--------------------------------------------------------------------------------------------------------------------------
       15,000     MS Home Corp. (GNMA Collateral
                  Mtg.), Series B                                   6.500     12/01/2024   12/01/2006 A            15,286
--------------------------------------------------------------------------------------------------------------------------
      625,000     MS Home Corp. (Single Family Mtg.)                5.300     12/01/2023   04/01/2013 A           632,331
--------------------------------------------------------------------------------------------------------------------------
      285,000     MS Home Corp. (Single Family Mtg.)                6.250     12/01/2016   12/01/2007 A           290,036
--------------------------------------------------------------------------------------------------------------------------
    4,430,000     MS Home Corp. (Single Family Mtg.)                6.350     06/01/2030   03/05/2009 B         4,623,325
--------------------------------------------------------------------------------------------------------------------------
      675,000     MS Home Corp. (Single Family Mtg.)                6.700     12/01/2029   12/01/2009 A           711,011
--------------------------------------------------------------------------------------------------------------------------
      675,000     MS Home Corp. (Single Family
                  Mtg.), Series I                                   7.375     06/01/2028   12/01/2011 A           678,787
--------------------------------------------------------------------------------------------------------------------------
      105,000     MS Home Corp. (Valley State
                  Student Hsg.)                                     5.300     12/01/2028   12/01/2013 A           106,383
--------------------------------------------------------------------------------------------------------------------------
       25,000     MS Home Corp., Series A                           6.300     06/01/2031   06/01/2014 A            25,645
--------------------------------------------------------------------------------------------------------------------------
      160,000     MS Home Corp., Series B                           6.625     04/01/2027   10/01/2006 A           161,427
--------------------------------------------------------------------------------------------------------------------------
      300,000     MS Hospital Equipment & Facilities
                  Authority (MS Baptist
                  Medical Center)                                   6.500     05/01/2010   11/01/2006 A           303,558
--------------------------------------------------------------------------------------------------------------------------


31         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      20,000     Tupelo, MS GO                                     5.900%    08/01/2013   08/01/2006 A   $        20,027
--------------------------------------------------------------------------------------------------------------------------
    1,075,000     Warren County, MS Environmental
                  Improvement (International Paper
                  Company)                                          6.250     09/01/2023   09/01/2009 A         1,136,619
                                                                                                          ----------------
                                                                                                               24,447,554
--------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%
       20,000     Bates County, MO Hospital (Bates
                  County Memorial Hospital)                         5.700     03/01/2026   09/01/2006 A            20,259
--------------------------------------------------------------------------------------------------------------------------
      175,000     Belton, MO Tax Increment (Belton
                  Town Center)                                      5.000     03/01/2014   03/01/2014             172,960
--------------------------------------------------------------------------------------------------------------------------
      125,000     Belton, MO Tax Increment (Belton
                  Town Center)                                      5.125     03/01/2015   03/01/2015             123,188
--------------------------------------------------------------------------------------------------------------------------
      100,000     Belton, MO Tax Increment (Belton
                  Town Center)                                      5.250     03/01/2016   03/01/2016              98,911
--------------------------------------------------------------------------------------------------------------------------
    1,395,000     Branson, MO IDA (Branson Hills)                   6.250     05/01/2013   05/05/2011 D         1,455,027
--------------------------------------------------------------------------------------------------------------------------
       65,000     Cameron, MO IDA Health Facilities
                  (Cameron Community
                  Hospital)                                         6.375     12/01/2029   12/01/2010 A            68,548
--------------------------------------------------------------------------------------------------------------------------
    4,095,000     Hanley/Eager Road, MO
                  Transportation Devel. District                    6.750     12/01/2028   12/01/2010 C         4,093,935
--------------------------------------------------------------------------------------------------------------------------
    3,970,000     Kansas City, MO Special
                  Facilities (MCI Overhaul Base)                    5.500     09/01/2020   09/01/2015 A         4,163,379
--------------------------------------------------------------------------------------------------------------------------
    1,170,000     Kansas City, MO Special
                  Facilities (MCI Overhaul Base)                    5.625     09/01/2017   09/01/2015 A         1,247,454
--------------------------------------------------------------------------------------------------------------------------
    1,200,000     Kansas City, MO Tax (Briarcliff West) 6           5.150     06/01/2016   06/01/2016           1,204,296
--------------------------------------------------------------------------------------------------------------------------
       20,000     Lees Summit, MO Tax (Summitwoods Crossing)        6.250     05/01/2017   05/01/2008 A            20,279
--------------------------------------------------------------------------------------------------------------------------
    1,195,000     Maplewood, MO Tax (Maplewood
                  South Redevel.) 1                                 5.200     11/01/2022   09/01/2012 B         1,184,663
--------------------------------------------------------------------------------------------------------------------------
       15,000     MO Economic Devel. Export &
                  Infrastructure (Peculiar, MO) 4                   6.000     03/01/2007   09/01/2006 A            15,018
--------------------------------------------------------------------------------------------------------------------------
      135,000     MO Environmental Improvement &
                  Energy Resources Authority
                  (Missouri-American Water Company)                 5.500     01/01/2023   07/01/2006 A           135,136
--------------------------------------------------------------------------------------------------------------------------
      150,000     MO Environmental Improvement &
                  Energy Resources Authority
                  (Missouri-American Water
                  Company) 4                                        5.850     07/01/2026   07/01/2006 A           150,000
--------------------------------------------------------------------------------------------------------------------------
       25,000     MO Environmental Improvement &
                  Energy Resources Authority
                  (Missouri-American Water Company)                 5.900     03/01/2030   03/01/2007 A            25,775
--------------------------------------------------------------------------------------------------------------------------
      160,000     MO Environmental Improvement &
                  Energy Resources Authority (St.
                  Louis County Water Company)                       5.500     02/01/2023   08/01/2006 A           160,162
--------------------------------------------------------------------------------------------------------------------------
      795,000     MO Environmental Improvement &
                  Energy Resources Authority (St.
                  Louis County Water Company)                       5.500     11/01/2026   11/01/2006 A           795,803
--------------------------------------------------------------------------------------------------------------------------


32         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     315,000     MO Environmental Improvement &
                  Energy Resources Authority (St.
                  Louis County Water Company) 4                     5.700%    06/01/2025   12/01/2006 A  $       315,000
--------------------------------------------------------------------------------------------------------------------------
       90,000     MO H&EFA (Freeman Health System)                  5.500     02/15/2024   08/15/2006 A            90,731
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     MO H&EFA (Lutheran Senior
                  Services)                                         5.750     02/01/2017   02/01/2007 A         2,037,560
--------------------------------------------------------------------------------------------------------------------------
       55,000     MO HDC (Single Family Hsg.)                       6.100     09/01/2024   09/01/2009 A            55,930
--------------------------------------------------------------------------------------------------------------------------
    1,095,000     MO HDC (Single Family Hsg.)                       6.450     09/01/2029   11/01/2006 B         1,114,513
--------------------------------------------------------------------------------------------------------------------------
      210,000     MO HDC (Single Family Hsg.)                       7.250     09/01/2026   09/01/2006 B           211,105
--------------------------------------------------------------------------------------------------------------------------
    2,365,000     MO Hsg. Devel. Commission
                  (Single Family Hsg.)                              6.230     03/01/2032   10/15/2009 B         2,460,215
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     MO Hsg. Devel. Commission
                  (Single Family Mtg.)                              6.050     03/01/2037   09/01/2015 A         6,474,420
--------------------------------------------------------------------------------------------------------------------------
      200,000     Raymore, MO Tax Increment                         5.000     03/01/2012   03/01/2012             200,036
--------------------------------------------------------------------------------------------------------------------------
      300,000     Raymore, MO Tax Increment                         5.000     03/01/2013   03/01/2013             298,887
--------------------------------------------------------------------------------------------------------------------------
      275,000     Raymore, MO Tax Increment                         5.125     03/01/2014   03/01/2014             274,981
--------------------------------------------------------------------------------------------------------------------------
      230,000     Raymore, MO Tax Increment                         5.125     03/01/2015   03/01/2015             229,029
--------------------------------------------------------------------------------------------------------------------------
    2,420,000     Richmond Heights, MO Tax
                  Increment & Transportation Sales Tax              5.200     11/01/2021   07/21/2015 D         2,360,178
--------------------------------------------------------------------------------------------------------------------------
       95,000     Sikeston, MO Electric                             5.000     06/01/2022   12/01/2006 A            95,556
--------------------------------------------------------------------------------------------------------------------------
    2,215,000     Springfield, MO Land Clearance
                  Devel. Authority (University
                  Plaza Redevel. Corp.)                             6.600     10/01/2011   10/01/2006 A         2,275,536
--------------------------------------------------------------------------------------------------------------------------
      500,000     St. Joseph, MO IDA (Shoppes at
                  North Village)                                    5.100     11/01/2019   06/06/2018 D           482,745
--------------------------------------------------------------------------------------------------------------------------
       20,000     St. Louis County, MO IDA
                  (Covington Manor Apartments)                      6.200     08/20/2020   08/20/2011 A            20,798
--------------------------------------------------------------------------------------------------------------------------
       30,000     St. Louis, MO Airport (Lambert
                  Field Fueling Facilities Corp.)                   5.250     07/01/2022   07/01/2007 A            30,521
--------------------------------------------------------------------------------------------------------------------------
      100,000     St. Louis, MO Airport (Lambert
                  Field Fueling Facilities Corp.)                   5.250     07/01/2027   07/01/2007 A           101,175
--------------------------------------------------------------------------------------------------------------------------
       50,000     St. Louis, MO IDA
                  (Anheuser-Busch Companies)                        5.750     12/01/2027   12/01/2006 A            50,810
--------------------------------------------------------------------------------------------------------------------------
      155,000     St. Louis, MO IDA
                  (Anheuser-Busch Companies)                        5.875     11/01/2026   11/01/2006 A           158,278
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     St. Louis, MO IDA (Kiel Center
                  Multipurpose Arena)                               7.750     12/01/2013   12/01/2006 A         1,007,500
--------------------------------------------------------------------------------------------------------------------------
       10,000     University City, MO IDA
                  (Canterbury Gardens)                              5.900     12/20/2020   12/20/2006 A            10,229
                                                                                                          ----------------
                                                                                                               35,490,526
--------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
       35,000     Crow, MT Finance Authority
                  (Tribal)                                          5.650     10/01/2017   10/01/2007 A            36,254
--------------------------------------------------------------------------------------------------------------------------
      120,000     Crow, MT Finance Authority
                  (Tribal)                                          5.700     10/01/2027   10/01/2009 A           123,410
--------------------------------------------------------------------------------------------------------------------------
      100,000     MT Board of Hsg. (Single Family
                  Mtg.)                                             6.150     06/01/2030   06/01/2007 A           102,286
--------------------------------------------------------------------------------------------------------------------------
      310,000     MT Higher Education Student
                  Assistance Corp.                                  5.500     12/01/2031   12/01/2008 A           314,346
                                                                                                          ----------------
                                                                                                                  576,296


33         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
$  10,000,000     Charter Mac Equity Issuer Trust,
                  Series B3-1                                       6.000%    04/30/2015   04/30/2015     $    10,427,700
--------------------------------------------------------------------------------------------------------------------------
    6,000,000     Munimae TE Bond Subsidiary                        5.125     11/29/2049   09/30/2015 C         5,986,800
--------------------------------------------------------------------------------------------------------------------------
    8,000,000     Munimae TE Bond Subsidiary                        5.300     11/29/2049   09/30/2015 C         7,968,080
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Munimae TE Bond Subsidiary                        5.500     11/29/2049   09/30/2015 C         2,988,120
                                                                                                          ----------------
                                                                                                               27,370,700
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       35,000     Dawson County, NE Sanitation &
                  Improvement District                              5.550     02/01/2017   08/01/2006 A            35,014
--------------------------------------------------------------------------------------------------------------------------
       15,000     NE Investment Finance Authority
                  (Multifamily Hsg.)                                6.000     12/01/2015   12/01/2006 A            15,090
--------------------------------------------------------------------------------------------------------------------------
       25,000     NE Investment Finance Authority
                  (Multifamily Hsg.)                                6.200     06/01/2028   12/01/2006 A            25,314
--------------------------------------------------------------------------------------------------------------------------
       20,000     NE Investment Finance Authority
                  (Single Family Hsg.)                              6.700     09/01/2026   09/01/2006 A            20,073
--------------------------------------------------------------------------------------------------------------------------
       10,000     NE Investment Finance Authority
                  (Single Family Hsg.), Series C                    6.250     03/01/2021   05/01/2009 A            10,035
--------------------------------------------------------------------------------------------------------------------------
      205,000     NE Student Loan (Nebhelp Inc.)                    6.000     06/01/2028   09/10/2006 A           206,736
--------------------------------------------------------------------------------------------------------------------------
       85,000     Scotts Bluff County, NE Hospital
                  Authority (Regional West Medical
                  Center)                                           6.375     12/15/2008   12/15/2006 A            85,113
                                                                                                          ----------------
                                                                                                                  397,375
--------------------------------------------------------------------------------------------------------------------------
NEVADA--2.1%
    1,190,000     Clark County, NV Industrial
                  Devel. (Nevada Power Company)                     5.600     10/01/2030   07/01/2006 A         1,193,784
--------------------------------------------------------------------------------------------------------------------------
      400,000     Clark County, NV Industrial
                  Devel. (Southwest Gas Corp.)                      5.450     03/01/2038   03/01/2013 A           418,260
--------------------------------------------------------------------------------------------------------------------------
      355,000     Clark County, NV Pollution
                  Control (Nevada Power Company)                    6.600     06/01/2019   12/01/2006 A           360,872
--------------------------------------------------------------------------------------------------------------------------
       15,000     Humboldt County, NV Pollution
                  Control (Sierra Pacific Power
                  Company)                                          6.550     10/01/2013   05/28/2007 A            15,355
--------------------------------------------------------------------------------------------------------------------------
    8,555,000     Las Vegas, NV Paiute Tribe,
                  Series A 1                                        6.125     11/01/2012   05/30/2010 D         9,011,238
--------------------------------------------------------------------------------------------------------------------------
      200,000     Las Vegas, NV Paiute Tribe,
                  Series A                                          6.625     11/01/2017   11/01/2012 A           219,708
--------------------------------------------------------------------------------------------------------------------------
      200,000     NV Hsg. Division (Arville)                        6.500     10/01/2016   10/01/2006 A           205,206
--------------------------------------------------------------------------------------------------------------------------
       40,000     NV Hsg. Division
                  (Campaige Place)                                  5.450     10/01/2018   10/01/2008 A            40,409
--------------------------------------------------------------------------------------------------------------------------
      290,000     NV Hsg. Division (Multi Unit
                  Hsg.)                                             5.900     10/01/2016   04/01/2010 A           297,787
--------------------------------------------------------------------------------------------------------------------------
       10,000     NV Hsg. Division (Single Family
                  Mtg.), Series B                                   5.650     10/01/2021   10/01/2010 A            10,202
--------------------------------------------------------------------------------------------------------------------------
       10,000     NV Hsg. Division (Single Family
                  Mtg.), Series D-2                                 6.350     04/01/2028   04/01/2008 A            10,175
--------------------------------------------------------------------------------------------------------------------------
       25,000     Reno, NV Hsg. Authority (Ala
                  Moana Apartments)                                 6.600     07/01/2026   07/01/2006 A            25,015
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Reno, NV Redevel. Agency Tax
                  Allocation, Series A                              6.200     06/01/2018   12/01/2006 A         3,002,430
--------------------------------------------------------------------------------------------------------------------------
       60,000     Washoe County, NV (Reno/Sparks
                  Convention)                                       5.600     07/01/2010   07/01/2006 A            60,079
--------------------------------------------------------------------------------------------------------------------------


34         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     120,000     Washoe County, NV Gas & Water
                  Facilities (Sierra Pacific Power
                  Company)                                          5.900%    06/01/2023   12/01/2006 A   $       121,613
--------------------------------------------------------------------------------------------------------------------------
    3,800,000     Washoe County, NV Gas & Water
                  Facilities (Sierra Pacific Power
                  Company)                                          6.300     12/01/2014   07/23/2006 A         3,874,860
--------------------------------------------------------------------------------------------------------------------------
    5,185,000     Washoe County, NV Gas Facility
                  (Sierra Pacific Power Company) 1                  6.700     11/01/2032   11/01/2006 A         5,276,308
--------------------------------------------------------------------------------------------------------------------------
       30,000     Washoe County, NV Water Facility
                  (Sierra Pacific Power Company)                    5.900     06/01/2023   12/01/2006 A            30,048
--------------------------------------------------------------------------------------------------------------------------
   15,095,000     Washoe County, NV Water Facility
                  (Sierra Pacific Power Company) 1                  6.650     06/01/2017   12/01/2006 A        15,552,680
--------------------------------------------------------------------------------------------------------------------------
       15,000     Washoe, NV HFC (Washoe Mills
                  Apartments)                                       6.125     07/01/2022   07/01/2006 A            15,013
                                                                                                          ----------------
                                                                                                               39,741,042
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
    2,000,000     Manchester, NH Hsg. & Redevel.
                  Authority, Series A 1                             6.750     01/01/2014   01/01/2010 A         2,152,360
--------------------------------------------------------------------------------------------------------------------------
       50,000     NH HE&H Facilities Authority
                  (Concord Hospital)                                5.875     10/01/2016   10/01/2006 A            51,219
--------------------------------------------------------------------------------------------------------------------------
      125,000     NH HE&H Facilities Authority
                  (Crotched Mountain
                  Rehabilitation Center)                            5.875     01/01/2020   01/01/2007 A           128,584
--------------------------------------------------------------------------------------------------------------------------
      210,000     NH HE&H Facilities Authority
                  (Dartmouth College)                               5.450     06/01/2025   12/01/2006 A           212,316
--------------------------------------------------------------------------------------------------------------------------
      100,000     NH HE&H Facilities Authority
                  (Dartmouth College)                               5.550     06/01/2023   06/01/2008 A           102,596
--------------------------------------------------------------------------------------------------------------------------
      100,000     NH HE&H Facilities Authority
                  (Franklin Pierce College)                         5.250     10/01/2018   04/01/2010 A           101,693
--------------------------------------------------------------------------------------------------------------------------
      150,000     NH HE&H Facilities Authority
                  (New Hampton School)                              5.250     10/01/2018   10/01/2010 A           150,753
--------------------------------------------------------------------------------------------------------------------------
    2,900,000     NH HE&H Facilities Authority
                  (United Church of Christ
                  Retirement Community)                             7.350     01/01/2018   07/01/2006 A         2,962,350
--------------------------------------------------------------------------------------------------------------------------
        5,000     NH HFA                                            6.125     01/01/2018   07/01/2006 A             5,085
--------------------------------------------------------------------------------------------------------------------------
       60,000     NH HFA (Prescott Hills Apartments)                6.150     07/01/2040   01/01/2010 A            61,825
--------------------------------------------------------------------------------------------------------------------------
      240,000     NH HFA (Single Family Mtg.)                       5.200     01/01/2024   07/01/2013 A           242,482
--------------------------------------------------------------------------------------------------------------------------
       10,000     NH HFA (Single Family Mtg.)                       6.800     07/01/2025   01/01/2007 A            10,215
--------------------------------------------------------------------------------------------------------------------------
       35,000     NH HFA (Single Family Mtg.),
                  Series C                                          6.900     07/01/2019   07/01/2006 B            35,067
                                                                                                          ----------------
                                                                                                                6,216,545
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.9%
   10,885,000     Delaware River Port Authority PA/NJ               5.500     01/01/2026   07/01/2006 A        11,116,197
--------------------------------------------------------------------------------------------------------------------------
   14,000,000     NJ EDA (Cigarette Tax)                            5.625     06/15/2019   06/15/2010 A        14,635,180
--------------------------------------------------------------------------------------------------------------------------
    3,500,000     NJ EDA (Continental Airlines)                     6.625     09/15/2012   09/15/2012           3,730,860
--------------------------------------------------------------------------------------------------------------------------
    5,000,000     NJ EDA (Trigen-Trenton District
                  Energy Company)                                   6.200     12/01/2010   12/01/2006 A         5,035,800
--------------------------------------------------------------------------------------------------------------------------
      645,000     NJ Health Care Facilities
                  Financing Authority (Raritan Bay
                  Medical Center)                                   7.250     07/01/2014   07/01/2006 A           663,899
--------------------------------------------------------------------------------------------------------------------------


35         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     750,000     NJ Tobacco Settlement Financing
                  Corp.                                             6.125%    06/01/2024   06/12/2010 B   $       802,200
--------------------------------------------------------------------------------------------------------------------------
   56,325,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      5.750     06/01/2032   06/01/2012 A        58,801,047
--------------------------------------------------------------------------------------------------------------------------
      155,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      6.000     06/01/2037   06/01/2012 A           163,378
--------------------------------------------------------------------------------------------------------------------------
    7,100,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      6.125     06/01/2042   06/01/2012 A         7,528,840
--------------------------------------------------------------------------------------------------------------------------
    4,335,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      6.375     06/01/2032   06/01/2013 A         4,710,194
--------------------------------------------------------------------------------------------------------------------------
      865,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      6.750     06/01/2039   06/01/2013 A           966,240
--------------------------------------------------------------------------------------------------------------------------
    1,425,000     NJ Tobacco Settlement Financing
                  Corp. (TASC)                                      7.000     06/01/2041   06/01/2013 A         1,617,076
                                                                                                          ----------------
                                                                                                              109,770,911
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
    3,500,000     Bernalillo County, NM
                  Multifamily Hsg. (Mountain View)                  7.500     09/20/2033   09/20/2008 A         3,766,105
--------------------------------------------------------------------------------------------------------------------------
    1,175,000     Farmington, NM Pollution Control                  5.800     04/01/2022   10/01/2006 A         1,188,019
--------------------------------------------------------------------------------------------------------------------------
       25,000     Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                           5.700     12/01/2016   12/01/2006 A            25,675
--------------------------------------------------------------------------------------------------------------------------
      300,000     Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                           5.800     04/01/2022   10/01/2006 A           303,324
--------------------------------------------------------------------------------------------------------------------------
    4,075,000     Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico) 1                                         6.300     12/01/2016   12/01/2008 A         4,187,755
--------------------------------------------------------------------------------------------------------------------------
    1,160,000     Farmington, NM Pollution Control
                  (Public Service Company of New
                  Mexico)                                           6.375     04/01/2022   04/01/2007 A         1,203,233
--------------------------------------------------------------------------------------------------------------------------
       25,000     Hobbs, NM Health Facilities
                  (Evangelical Lutheran Good
                  Samaritan Society)                                5.500     05/01/2026   11/01/2006 A            25,526
--------------------------------------------------------------------------------------------------------------------------
    5,000,000     NM Mtg. Finance Authority
                  (Single Family Mtg.)                              6.150     07/01/2037   08/15/2011 B         5,407,150
--------------------------------------------------------------------------------------------------------------------------
       50,000     NM Mtg. Finance Authority
                  (Single Family)                                   5.650     07/01/2009   01/01/2007 A            51,175
--------------------------------------------------------------------------------------------------------------------------
        5,000     NM Mtg. Finance Authority
                  (Single Family)                                   5.700     09/01/2014   09/01/2009 A             5,014
--------------------------------------------------------------------------------------------------------------------------
    1,490,000     NM Mtg. Finance Authority
                  (Single Family)                                   5.850     01/01/2037   12/01/2011 B         1,595,134
--------------------------------------------------------------------------------------------------------------------------
        5,000     NM Mtg. Finance Authority
                  (Single Family), Series D                         5.875     09/01/2021   03/01/2010 A             5,016
--------------------------------------------------------------------------------------------------------------------------
      225,000     NM Regional Hsg. Authority
                  (Washington Place Apartments)                     5.500     08/15/2020   02/15/2013 A           232,198
--------------------------------------------------------------------------------------------------------------------------
       20,000     Santa Fe, NM Single Family Mtg.
                  (FNMA & GNMA  Mtg. Backed
                  Securities), Series A                             6.300     11/01/2028   11/01/2006 A            20,258
--------------------------------------------------------------------------------------------------------------------------
       75,000     Santa Fe, NM Utility, Series A                    5.250     06/01/2017   12/01/2006 A            75,823
--------------------------------------------------------------------------------------------------------------------------
       25,000     Santa Fe, NM Utility, Series A                    5.450     06/01/2014   12/01/2006 A            25,279
--------------------------------------------------------------------------------------------------------------------------


36         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     250,000     Sante Fe, NM Gross Receipts Tax                   5.625%    06/01/2016   12/01/2006 A   $       255,360
--------------------------------------------------------------------------------------------------------------------------
       25,000     Villa Hermosa, NM Affordable
                  Hsg. Corp. (Villa Hermosa
                  Apartments)                                       5.900     05/20/2027   05/20/2007 A            25,658
                                                                                                          ----------------
                                                                                                               18,397,702
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.3%
    5,000,000     NY Tobacco Settlement Financing
                  Corp. DRIVERS                                     6.697 2   06/01/2017   06/01/2011 A         5,542,500
--------------------------------------------------------------------------------------------------------------------------
      425,000     NYC GO                                            5.750     02/01/2020   08/01/2006 A           431,906
                                                                                                          ----------------
                                                                                                                5,974,406
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.2%
      255,000     Asheville, NC COP                                 6.500     02/01/2008   08/01/2006 A           255,474
--------------------------------------------------------------------------------------------------------------------------
       80,000     Burlington, NC Public Housing
                  Assistance Corp. (Alamance Plaza)                 6.750     07/01/2024   07/01/2006 A            81,805
--------------------------------------------------------------------------------------------------------------------------
       20,000     Columbus, NC IF&PCFA
                  (International Paper Corp.)                       6.150     04/01/2021   04/01/2007 A            20,580
--------------------------------------------------------------------------------------------------------------------------
       35,000     Fayetteville, NC State University                 8.200     10/01/2009   10/01/2006 A            35,114
--------------------------------------------------------------------------------------------------------------------------
    2,570,000     Haywood County, NC IF&PCFA
                  (Champion International Corp.)                    5.500     10/01/2018   10/01/2006 A         2,603,821
--------------------------------------------------------------------------------------------------------------------------
      745,000     Haywood County, NC IF&PCFA
                  (Champion International Corp.)                    5.750     12/01/2025   12/01/2007 A           753,188
--------------------------------------------------------------------------------------------------------------------------
       50,000     Haywood County, NC IF&PCFA
                  (Champion International Corp.)                    6.250     09/01/2025   09/01/2006 A            50,820
--------------------------------------------------------------------------------------------------------------------------
       70,000     Haywood County, NC IF&PCFA
                  (Champion International Corp.)                    6.850     05/01/2014   11/01/2006 A            70,145
--------------------------------------------------------------------------------------------------------------------------
    1,865,000     Kinston, NC Hsg. Authority
                  (Kinston Towers)                                  6.750     12/01/2018   12/01/2006 A         1,870,819
--------------------------------------------------------------------------------------------------------------------------
      115,000     NC Eastern Municipal Power Agency                 5.750     01/01/2026   01/01/2011 A           119,400
--------------------------------------------------------------------------------------------------------------------------
      665,000     NC Eastern Municipal Power
                  Agency, Series B                                  5.500     01/01/2017   07/01/2006 A           665,805
--------------------------------------------------------------------------------------------------------------------------
      590,000     NC Eastern Municipal Power
                  Agency, Series B                                  5.500     01/01/2021   07/01/2006 A           590,702
--------------------------------------------------------------------------------------------------------------------------
      790,000     NC Eastern Municipal Power
                  Agency, Series B                                  5.500     01/01/2021   07/01/2006 A           790,940
--------------------------------------------------------------------------------------------------------------------------
    1,150,000     NC Eastern Municipal Power
                  Agency, Series B                                  5.500     01/01/2021   07/01/2006 A         1,156,659
--------------------------------------------------------------------------------------------------------------------------
       30,000     NC Eastern Municipal Power
                  Agency, Series B                                  6.250     01/01/2023   07/01/2006 A            30,058
--------------------------------------------------------------------------------------------------------------------------
    6,085,000     NC HFA 1                                          5.750     03/01/2017   03/01/2007 A         6,173,719
--------------------------------------------------------------------------------------------------------------------------
       40,000     NC HFA                                            6.000     01/01/2016   07/01/2009 A            40,996
--------------------------------------------------------------------------------------------------------------------------
    3,455,000     NC HFA 1                                          6.000     07/01/2016   07/01/2009 A         3,526,588
--------------------------------------------------------------------------------------------------------------------------
      150,000     NC HFA (Single Family)                            5.600     09/01/2019   09/01/2007 A           153,095
--------------------------------------------------------------------------------------------------------------------------
       15,000     NC HFA (Single Family)                            5.900     03/01/2007   03/01/2007              15,039
--------------------------------------------------------------------------------------------------------------------------
    2,005,000     NC HFA (Single Family)                            6.250     03/01/2028   09/01/2006 A         2,089,992
--------------------------------------------------------------------------------------------------------------------------
       10,000     NC HFA, Series F                                  6.700     01/01/2027   07/01/2006 A            10,012
--------------------------------------------------------------------------------------------------------------------------
       35,000     NC HFA, Series H                                  5.950     07/01/2021   07/01/2006 A            35,272
--------------------------------------------------------------------------------------------------------------------------
        5,000     NC HFA, Series JJ                                 6.450     09/01/2027   03/01/2008 A             5,089
--------------------------------------------------------------------------------------------------------------------------
       10,000     NC HFA, Series Z                                  6.600     09/01/2026   09/01/2006 A            10,020
--------------------------------------------------------------------------------------------------------------------------


37         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      10,000     NC Medical Care Commission
                  Hospital (Almance Health System)                  5.500%    08/15/2013   08/15/2006 A   $        10,011
--------------------------------------------------------------------------------------------------------------------------
       50,000     NC Medical Care Commission
                  Hospital (Almance Health System)                  5.500     08/15/2024   08/15/2006 A            50,054
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     NC Student Education Assistance
                  Authority (Guaranteed Student
                  Loan)                                             6.350     07/01/2016   07/01/2006 A         1,021,070
--------------------------------------------------------------------------------------------------------------------------
       50,000     Northampton County, NC IF&PCFA
                  (Champion International Corp.)                    6.450     11/01/2029   11/01/2009 A            52,772
                                                                                                          ----------------
                                                                                                               22,289,059
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
       50,000     Mercer County, ND Pollution
                  Control (Northwestern Public
                  Service Company)                                  5.850     06/01/2023   12/01/2006 A            50,388
--------------------------------------------------------------------------------------------------------------------------
      645,000     ND HFA, Series B                                  5.300     07/01/2024   07/01/2012 A           657,468
--------------------------------------------------------------------------------------------------------------------------
       30,000     ND Water Commission (Southwest
                  Pipeline)                                         5.700     07/01/2017   07/01/2007 A            30,524
                                                                                                          ----------------
                                                                                                                  738,380
--------------------------------------------------------------------------------------------------------------------------
OHIO--2.2%
      100,000     Adams County, OH Valley Local
                  School District                                   5.250     12/01/2021   12/01/2006 A           101,511
--------------------------------------------------------------------------------------------------------------------------
    3,025,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center) 1                  5.375     01/01/2017   01/01/2007 A         3,103,953
--------------------------------------------------------------------------------------------------------------------------
       75,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center)                    5.375     01/01/2022   01/01/2007 A            76,925
--------------------------------------------------------------------------------------------------------------------------
      685,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center) 1                  5.500     01/01/2008   07/01/2006 A           685,767
--------------------------------------------------------------------------------------------------------------------------
       80,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center)                    5.500     01/01/2016   07/01/2006 A            80,094
--------------------------------------------------------------------------------------------------------------------------
      290,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center) 1                  5.500     01/01/2021   07/01/2006 A           290,389
--------------------------------------------------------------------------------------------------------------------------
      100,000     Akron, Bath, Copley, OH Joint
                  Township Hospital District
                  (Akron General Medical Center)                    5.500     01/01/2021   07/01/2006 A           100,110
--------------------------------------------------------------------------------------------------------------------------
       70,000     Akron, OH Economic Devel.                         5.000     12/01/2018   12/01/2009 A            71,758
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Canton, OH Waterworks System                      5.750     12/01/2010   12/01/2006 A         1,021,370
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Canton, OH Waterworks System                      5.850     12/01/2015   12/01/2006 A         1,021,530
--------------------------------------------------------------------------------------------------------------------------
       70,000     Centerville, OH GO                                5.625     12/01/2026   12/01/2006 A            70,790
--------------------------------------------------------------------------------------------------------------------------
    1,350,000     Cleveland, OH Airport
                  (Continental Airlines)                            5.500     12/01/2008   01/09/2007 D         1,339,106
--------------------------------------------------------------------------------------------------------------------------
      120,000     Cleveland, OH Airport System                      5.125     01/01/2017   01/01/2008 A           122,140
--------------------------------------------------------------------------------------------------------------------------
      100,000     Cleveland, OH Airport System                      5.125     01/01/2022   01/01/2008 A           101,178
--------------------------------------------------------------------------------------------------------------------------
      235,000     Cleveland, OH Airport System                      5.125     01/01/2027   01/01/2010 A           236,638
--------------------------------------------------------------------------------------------------------------------------


38         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      40,000     Cleveland, OH COP (Cleveland
                  Stadium)                                          5.250%    11/15/2027   11/15/2007 A   $        41,079
--------------------------------------------------------------------------------------------------------------------------
      145,000     Cleveland, OH Parking Facility                    5.500     09/15/2022   09/15/2006 A           148,312
--------------------------------------------------------------------------------------------------------------------------
      100,000     Cleveland-Cuyahoga County, OH
                  Port Authority                                    5.800     05/15/2027   11/15/2007 A           101,101
--------------------------------------------------------------------------------------------------------------------------
       50,000     Columbus, OH Municipal Airport
                  Authority                                         5.000     01/01/2028   01/01/2008 A            50,560
--------------------------------------------------------------------------------------------------------------------------
       50,000     Columbus, OH Sewer Improvement
                  Bonds                                             6.000     09/15/2010   09/15/2006 A            50,146
--------------------------------------------------------------------------------------------------------------------------
      785,000     Cuyahoga County, OH Hospital
                  (CHB/UHC/UHHS/UM Obligated Group)                 5.625     01/15/2021   07/15/2006 A           801,407
--------------------------------------------------------------------------------------------------------------------------
       20,000     Cuyahoga County, OH Hospital
                  (UM/TECF/UHHS/UHC/CHB Obligated
                  Group)                                            5.500     01/15/2017   01/15/2007 A            20,417
--------------------------------------------------------------------------------------------------------------------------
      260,000     Cuyahoga County, OH Hospital
                  (University Hospitals Health
                  System)                                           5.625     01/15/2026   07/15/2006 A           265,434
--------------------------------------------------------------------------------------------------------------------------
       10,000     Cuyahoga County, OH Hospital
                  (University Hospitals of
                  Cleveland)                                        9.000     06/01/2011   12/01/2006 A            11,305
--------------------------------------------------------------------------------------------------------------------------
       25,000     Cuyahoga County, OH Mtg. (Osborn
                  Apartments)                                       5.350     05/20/2018   05/20/2008 A            25,225
--------------------------------------------------------------------------------------------------------------------------
    1,075,000     Cuyahoga County, OH Mtg. (West
                  Tech Apartments)                                  5.450     03/20/2044   09/20/2012 A         1,091,888
--------------------------------------------------------------------------------------------------------------------------
       50,000     Cuyahoga County, OH Mtg. (West
                  Tech Apartments)                                  5.700     03/20/2043   09/20/2012 A            51,431
--------------------------------------------------------------------------------------------------------------------------
       50,000     Dayton, OH Special Facilities
                  (EAFC/EWA Obligated Group)                        5.625     02/01/2018   02/01/2008 A            52,005
--------------------------------------------------------------------------------------------------------------------------
        5,000     Franklin County, OH Hospital
                  (Children's Hospital)                             5.750     11/01/2015   11/01/2006 A             5,069
--------------------------------------------------------------------------------------------------------------------------
       25,000     Franklin County, OH Hospital
                  (Riverside United Methodist
                  Hospital)                                         5.600     05/15/2007   05/15/2007              25,358
--------------------------------------------------------------------------------------------------------------------------
      100,000     Franklin County, OH Mtg.
                  (Gateway Apartment Homes)                         5.800     12/20/2028   12/20/2013 A           105,644
--------------------------------------------------------------------------------------------------------------------------
       40,000     Franklin County, OH Mtg. (Villas
                  at St. Therese)                                   5.250     12/20/2039   12/20/2011 A            40,772
--------------------------------------------------------------------------------------------------------------------------
       20,000     Franklin County, OH Mtg. (Villas
                  at St. Therese)                                   5.500     07/01/2021   07/01/2008 A            20,333
--------------------------------------------------------------------------------------------------------------------------
    3,845,000     Franklin County, OH Multifamily
                  (Wellington Housing Partners)                     5.400     02/20/2043   02/20/2014 A         3,923,553
--------------------------------------------------------------------------------------------------------------------------
       40,000     Hamilton County, OH (Judson Care
                  Center)                                           6.500     08/01/2026   08/01/2006 A            41,271
--------------------------------------------------------------------------------------------------------------------------
       40,000     Kent, OH State University                         5.500     05/01/2028   11/01/2006 A            40,975
--------------------------------------------------------------------------------------------------------------------------
       50,000     Kent, OH State University
                  General Receipts                                  5.300     05/01/2013   11/01/2006 A            51,209
--------------------------------------------------------------------------------------------------------------------------
       40,000     Kent, OH State University
                  General Receipts                                  5.500     05/01/2017   11/01/2006 A            40,997
--------------------------------------------------------------------------------------------------------------------------
       25,000     Lake County, OH Sewer District
                  Improvements                                      5.850     12/01/2016   12/01/2006 A            25,689
--------------------------------------------------------------------------------------------------------------------------
        5,000     Lorain County, OH Elderly Hsg.
                  Corp. (Harr Plaza)                                6.375     07/15/2019   07/15/2006 A             5,027
--------------------------------------------------------------------------------------------------------------------------
      425,000     Lucas County, OH GO                               6.500     12/01/2016   12/01/2006 A           437,924
--------------------------------------------------------------------------------------------------------------------------


39         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      45,000     Lucas-Palmer, OH HDC (Palmer
                  Gardens)                                          6.125%    07/01/2025   07/01/2007 A   $        45,491
--------------------------------------------------------------------------------------------------------------------------
       20,000     Miamisburg, OH (Municipal Golf
                  Course)                                           5.100     12/01/2021   12/01/2006 A            20,017
--------------------------------------------------------------------------------------------------------------------------
       40,000     Middletown, OH GO                                 6.050     12/01/2013   12/01/2006 A            40,266
--------------------------------------------------------------------------------------------------------------------------
       25,000     Montgomery County, OH
                  Multifamily Hsg. (Creekside
                  Villas)                                           6.000     09/01/2031   09/01/2009 A            25,579
--------------------------------------------------------------------------------------------------------------------------
       30,000     Muskingum County, OH Hospital
                  Facilities (Franciscan Sisters
                  of Christian Charity Healthcare
                  Ministry)                                         5.375     02/15/2012   08/15/2006 A            30,230
--------------------------------------------------------------------------------------------------------------------------
      900,000     OH Air Quality Devel. Authority
                  (Cincinnati Gas & Electric
                  Company)                                          5.450     01/01/2024   07/01/2006 A           901,035
--------------------------------------------------------------------------------------------------------------------------
    3,155,000     OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                                          6.000     12/01/2013   12/01/2009 A         3,253,878
--------------------------------------------------------------------------------------------------------------------------
      220,000     OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                                          6.000     08/01/2020   08/01/2007 A           227,306
--------------------------------------------------------------------------------------------------------------------------
    1,520,000     OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                                          6.100     08/01/2020   08/01/2009 A         1,562,818
--------------------------------------------------------------------------------------------------------------------------
       65,000     OH Air Quality Devel. Authority
                  (JMG Funding)                                     5.625     10/01/2022   04/01/2007 A            66,932
--------------------------------------------------------------------------------------------------------------------------
       95,000     OH Air Quality Devel. Authority
                  (JMG Funding)                                     5.625     01/01/2023   08/01/2009 A            97,823
--------------------------------------------------------------------------------------------------------------------------
       50,000     OH Capital Corp. for Hsg. (The
                  Conifers)                                         6.300     06/01/2028   12/01/2006 A            51,370
--------------------------------------------------------------------------------------------------------------------------
       35,000     OH Dept. of Transportation COP
                  (Rickenbacker Port)                               6.125     04/15/2015   10/15/2006 A            35,061
--------------------------------------------------------------------------------------------------------------------------
       20,000     OH Economic Devel.                                6.500     12/01/2009   12/01/2006 A            20,114
--------------------------------------------------------------------------------------------------------------------------
      240,000     OH Environmental Facilities
                  (Ford Motor Company)                              5.950     09/01/2029   09/01/2029             226,495
--------------------------------------------------------------------------------------------------------------------------
       65,000     OH HFA                                            5.250     09/01/2030   09/01/2010 A            65,783
--------------------------------------------------------------------------------------------------------------------------
       15,000     OH HFA                                            5.300     09/01/2010   07/01/2009 A            15,028
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     OH HFA                                            5.375     03/01/2037   03/01/2016 A         2,106,660
--------------------------------------------------------------------------------------------------------------------------
      105,000     OH HFA                                            5.625     09/01/2017   09/01/2009 A           106,448
--------------------------------------------------------------------------------------------------------------------------
       15,000     OH HFA                                            5.750     09/01/2028   09/01/2009 A            15,310
--------------------------------------------------------------------------------------------------------------------------
      105,000     OH HFA                                            5.750     09/01/2030   07/01/2009 A           105,289
--------------------------------------------------------------------------------------------------------------------------
        5,000     OH HFA                                            6.050     09/01/2017   09/01/2007 A             5,139
--------------------------------------------------------------------------------------------------------------------------
      115,000     OH HFA, Series C                                  5.750     09/01/2028   09/01/2009 A           117,372
--------------------------------------------------------------------------------------------------------------------------
       50,000     OH Student Loan Funding Corp.,
                  Series A                                          7.250     02/01/2008   08/01/2006 A            50,107
--------------------------------------------------------------------------------------------------------------------------
      125,000     OH Water Devel. Authority                         9.375     12/01/2010   12/01/2006 A           136,541
--------------------------------------------------------------------------------------------------------------------------
       35,000     OH Water Devel. Authority
                  (Cargill)                                         6.300     09/01/2020   09/01/2006 A            35,525
--------------------------------------------------------------------------------------------------------------------------
      620,000     OH Water Devel. Authority
                  (Cincinnati Gas)                                  5.450     01/01/2024   07/01/2006 A           624,030
--------------------------------------------------------------------------------------------------------------------------
      205,000     OH Water Devel. Authority
                  (Cleveland Electric Illuminating
                  Company)                                          6.100     08/01/2020   08/01/2007 A           211,683
--------------------------------------------------------------------------------------------------------------------------


40         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$   1,000,000     OH Water Devel. Authority
                  (General Motors Corp.)                            5.900%    06/15/2008   04/05/2008 D   $       987,840
--------------------------------------------------------------------------------------------------------------------------
       60,000     OH Water Devel. Authority (Pure
                  Water)                                            5.500     12/01/2018   12/01/2006 A            60,075
--------------------------------------------------------------------------------------------------------------------------
      100,000     OH Water Devel. Authority (Pure
                  Water)                                            6.000     12/01/2008   12/01/2006 A           100,166
--------------------------------------------------------------------------------------------------------------------------
       10,000     Pleasant, OH Local School
                  District                                          5.100     12/01/2018   12/01/2006 A            10,009
--------------------------------------------------------------------------------------------------------------------------
    1,965,000     Port of Greater Cincinnati, OH
                  (Public Parking Infrastructure)                   6.300     02/15/2024   02/15/2014 A         2,097,009
--------------------------------------------------------------------------------------------------------------------------
    1,950,000     Port of Greater Cincinnati, OH
                  (Public Parking Infrastructure)                   6.400     02/15/2034   02/15/2014 A         2,081,898
--------------------------------------------------------------------------------------------------------------------------
      125,000     Reynoldsburgh, OH Health Care
                  Facilities (Wesley Ridge)                         6.150     10/20/2038   04/20/2007 A           130,733
--------------------------------------------------------------------------------------------------------------------------
      215,000     Scioto County, OH Marine
                  Terminal Facility (Norfolk &
                  Western Railway Company)                          5.300     08/15/2013   11/19/2008 A           218,182
--------------------------------------------------------------------------------------------------------------------------
       35,000     Toledo, OH Hsg. (Commodore Perry)                 5.450     12/01/2028   12/01/2010 A            35,601
--------------------------------------------------------------------------------------------------------------------------
       40,000     Toledo, OH Multifamily
                  (Hillcrest Apartments)                            5.250     12/01/2018   12/01/2010 A            40,652
--------------------------------------------------------------------------------------------------------------------------
    8,510,000     Toledo-Lucas County, OH Port
                  Authority (Bax Global) 1                          6.250     11/01/2013   07/19/2010 A         8,618,332
--------------------------------------------------------------------------------------------------------------------------
       55,000     University of Cincinnati, OH COP                  5.500     06/01/2013   12/01/2006 A            55,067
--------------------------------------------------------------------------------------------------------------------------
       90,000     Wadsworth, OH Hsg. Devel. Corp.
                  (Medina Hsg.)                                     6.200     03/01/2020   09/01/2006 A            90,000
                                                                                                          ----------------
                                                                                                               40,622,284
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.9%
    1,040,000     Ardmore, OK Devel. Authority Tax                  5.000     11/01/2010   12/12/2008 D         1,025,804
--------------------------------------------------------------------------------------------------------------------------
       85,000     Cherokee County, OK EDA (NSU
                  Student Hsg.)                                     5.250     12/01/2034   12/01/2015 A            85,795
--------------------------------------------------------------------------------------------------------------------------
       65,000     Edmond, OK EDA Student Hsg.
                  (Collegiate Hsg. Foundation)                      5.375     12/01/2019   04/10/2016 D            64,812
--------------------------------------------------------------------------------------------------------------------------
      385,000     McAlester, OK Public Works
                  Authority                                         5.480 3   02/01/2030   02/01/2009 A           103,546
--------------------------------------------------------------------------------------------------------------------------
    6,500,000     OK HFA                                            5.700     09/01/2035   06/18/2011 B         6,884,410
--------------------------------------------------------------------------------------------------------------------------
      685,000     OK HFA (Homeownership Loans)                      6.550     03/01/2029   08/01/2007 B           713,099
--------------------------------------------------------------------------------------------------------------------------
      130,000     OK HFA (Single Family
                  Homeownership Loan Program)                       5.500     09/01/2028   03/01/2013 A           133,197
--------------------------------------------------------------------------------------------------------------------------
       15,000     OK HFA (Single Family
                  Homeownership Loan Program)                       5.750     03/01/2029   03/01/2007 B            15,138
--------------------------------------------------------------------------------------------------------------------------
      105,000     OK HFA (Single Family
                  Homeownership Loan Program)                       5.850     09/01/2020   03/01/2011 A           105,735
--------------------------------------------------------------------------------------------------------------------------
    1,370,000     OK HFA (Single Family
                  Homeownership Loan Program)                       6.400     09/01/2030   03/01/2009 A         1,388,111
--------------------------------------------------------------------------------------------------------------------------
      880,000     OK HFA (Single Family
                  Homeownership Loan Program)                       6.450     03/01/2029   03/01/2008 A           881,945
--------------------------------------------------------------------------------------------------------------------------
      725,000     Oklahoma County, OK HFA (Single
                  Family Mtg.)                                      5.950     10/01/2035   02/01/2022 A           741,646
--------------------------------------------------------------------------------------------------------------------------
    3,450,000     Oklahoma County, OK HFA (Single
                  Family Mtg.)                                      6.600     10/01/2035   02/01/2012 A         3,643,718
--------------------------------------------------------------------------------------------------------------------------


41         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$   1,265,000     Oklahoma County, OK HFA
                  (SingleFamily Mtg.)                               5.950%    10/01/2035   02/01/2022 A   $     1,331,893
--------------------------------------------------------------------------------------------------------------------------
      395,000     Rogers County, OK HFA
                  (Multifamily Hsg.), Series A                      7.750     08/01/2023   08/01/2006 A           406,961
--------------------------------------------------------------------------------------------------------------------------
    4,225,000     Tulsa, OK Municipal Airport
                  Trust (American Airlines) 1                       5.375     12/01/2035   12/01/2006 C         4,228,000
--------------------------------------------------------------------------------------------------------------------------
    8,555,000     Tulsa, OK Municipal Airport
                  Trust (American Airlines)                         5.650     12/01/2035   12/01/2008 C         8,588,621
--------------------------------------------------------------------------------------------------------------------------
    5,000,000     Tulsa, OK Municipal Airport
                  Trust (American Airlines)                         6.000     06/01/2035   12/01/2008 C         5,043,600
                                                                                                          ----------------
                                                                                                               35,386,031
--------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
      200,000     Eugene, OR Electric Utility                       5.375     08/01/2012   08/01/2006 A           200,234
--------------------------------------------------------------------------------------------------------------------------
       35,000     Northern Wasco County, OR
                  People's Utility District
                  (Bonneville Power Administration)                 5.200     12/01/2024   12/01/2006 A            35,029
--------------------------------------------------------------------------------------------------------------------------
       25,000     OR Bond Bank (Economic Devel.
                  Dept.)                                            6.000     01/01/2015   07/01/2006 A            25,041
--------------------------------------------------------------------------------------------------------------------------
        5,000     OR Health & Science University                    5.250     07/01/2015   07/01/2006 A             5,105
--------------------------------------------------------------------------------------------------------------------------
      150,000     OR Hsg. & Community Services
                  Dept. (Multifamily), Series A                     5.950     07/01/2030   07/01/2010 A           153,633
--------------------------------------------------------------------------------------------------------------------------
       35,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.)                        5.450     07/01/2029   09/15/2007 B            35,410
--------------------------------------------------------------------------------------------------------------------------
      315,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.)                        5.700     07/01/2022   07/01/2009 A           320,043
--------------------------------------------------------------------------------------------------------------------------
      960,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.) 1                      5.750     07/01/2025   02/13/2007 B           968,093
--------------------------------------------------------------------------------------------------------------------------
       25,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series A                                          5.450     07/01/2024   07/01/2006 A            25,012
--------------------------------------------------------------------------------------------------------------------------
       85,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series A                                          5.800     07/01/2016   07/01/2007 A            85,666
--------------------------------------------------------------------------------------------------------------------------
       10,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series A                                          6.200     07/01/2027   07/01/2009 A            10,290
--------------------------------------------------------------------------------------------------------------------------
      215,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series F                                          5.650     07/01/2028   07/01/2009 A           217,724
--------------------------------------------------------------------------------------------------------------------------
       10,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series H                                          5.650     07/01/2028   07/01/2009 A            10,149
--------------------------------------------------------------------------------------------------------------------------
       70,000     OR Hsg. & Community Services
                  Dept. (Single Family Mtg.),
                  Series H                                          6.000     07/01/2027   07/01/2008 A            71,165
--------------------------------------------------------------------------------------------------------------------------
      100,000     OR Hsg. & Community Services
                  Dept., Series B                                   5.900     07/01/2019   07/01/2009 A           102,265
--------------------------------------------------------------------------------------------------------------------------
       35,000     OR Hsg. (Elderly & Disabled Hsg.)                 6.300     08/01/2026   08/01/2006 A            35,033
--------------------------------------------------------------------------------------------------------------------------
       35,000     Port of Umatilla, OR Water                        6.450     08/01/2014   08/01/2006 A            35,063
--------------------------------------------------------------------------------------------------------------------------
       50,000     Port St. Helen's, OR Pollution
                  Control (Portland General
                  Electric Company)                                 7.125     12/15/2014   12/15/2006 A            50,558
--------------------------------------------------------------------------------------------------------------------------
      475,000     Washington County, OR Hsg.
                  Authority (Bethany Meadows II)                    5.850     09/01/2027   09/01/2007 A           490,495
                                                                                                          ----------------
                                                                                                                2,876,008


42         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.9%
$   7,375,000     Allegheny County, PA Airport
                  (Pittsburgh International
                  Airport)                                          5.000%    01/01/2019   01/01/2008 A   $     7,495,360
--------------------------------------------------------------------------------------------------------------------------
    1,250,000     Allegheny County, PA HDA (West
                  Penn Allegheny Health System)                     9.250     11/15/2022   11/15/2012 A         1,481,250
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Allegheny County, PA HDA (West
                  Penn Allegheny Health System)                     9.250     11/15/2030   11/15/2010 A         1,182,910
--------------------------------------------------------------------------------------------------------------------------
    1,300,000     Carbon County, PA IDA (Panther
                  Creek Partners)                                   6.650     05/01/2010   11/17/2007 D         1,369,940
--------------------------------------------------------------------------------------------------------------------------
   12,300,000     PA EDFA (National Gypsum
                  Company) 1                                        6.125     11/02/2027   11/02/2010 A        12,916,230
--------------------------------------------------------------------------------------------------------------------------
    8,120,000     PA EDFA (National Gypsum Company)                 6.250     11/01/2027   04/01/2011 A         8,593,396
--------------------------------------------------------------------------------------------------------------------------
    9,000,000     PA EDFA (Northampton Generating) 1                6.400     01/01/2009   01/22/2008 D         8,990,910
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     PA EDFA (Northampton Generating)                  6.500     01/01/2013   12/24/2010 D         1,995,280
--------------------------------------------------------------------------------------------------------------------------
        5,000     PA EDFA (Northampton Generating)                  6.750     01/01/2007     01/01/2007             5,070
--------------------------------------------------------------------------------------------------------------------------
      485,000     Philadelphia, PA Authority for
                  Industrial Devel. (Cathedral
                  Village)                                          5.750     04/01/2034   10/01/2006 C           483,904
--------------------------------------------------------------------------------------------------------------------------
       25,000     Philadelphia, PA Authority for
                  Industrial Devel. (Philadelphia
                  Airport)                                          5.000     07/01/2015   07/01/2008 A            25,492
--------------------------------------------------------------------------------------------------------------------------
    8,515,000     Southeastern PA Transportation
                  Authority                                         5.375     03/01/2022   03/01/2007 A         8,754,612
                                                                                                          ----------------
                                                                                                               53,294,354
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
    3,500,000     Central Falls, RI Detention
                  Facility                                          6.750     01/15/2013   05/17/2011 D         3,638,250
--------------------------------------------------------------------------------------------------------------------------
       15,000     RI Clean Water Finance Agency
                  (Triton Ocean)                                    5.800     09/01/2022   09/01/2007 A            15,564
--------------------------------------------------------------------------------------------------------------------------
      100,000     RI GO                                             5.500     08/01/2007   08/01/2006 A           101,104
--------------------------------------------------------------------------------------------------------------------------
       80,000     RI Health & Educational Building
                  Corp. (Johnson & Wales
                  University)                                       6.100     04/01/2026   10/01/2006 A            81,732
--------------------------------------------------------------------------------------------------------------------------
       40,000     RI Health & Educational Building
                  Corp. (Lifespan)                                  5.250     05/15/2026   05/15/2007 A            40,885
--------------------------------------------------------------------------------------------------------------------------
       30,000     RI Student Loan Authority                         6.450     12/01/2015   12/01/2006 A            30,455
--------------------------------------------------------------------------------------------------------------------------
    1,370,000     RI Tobacco Settlement Financing
                  Corp. (TASC)                                      6.250     06/01/2042   06/01/2012 A         1,436,377
--------------------------------------------------------------------------------------------------------------------------
    3,140,000     RI Tobacco Settlement Financing
                  Corp. (TASC), Series A                            6.000     06/01/2023   01/12/2010 B         3,293,295
--------------------------------------------------------------------------------------------------------------------------
   24,325,000     RI Tobacco Settlement Financing
                  Corp. (TASC), Series A                            6.125     06/01/2032   06/01/2012 A        25,603,036
                                                                                                          ----------------
                                                                                                               34,240,698
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.3%
       70,000     Charleston County, SC Hospital
                  Facilities (Medical Society
                  Health)                                           5.000     10/01/2022   10/01/2006 A            70,197
---------------------------------------------------------------------------------------------------------------------------
      485,000     Charleston County, SC Hospital
                  Facilities (Medical Society
                  Health)                                           5.500     10/01/2019   10/01/2006 A           488,982
---------------------------------------------------------------------------------------------------------------------------
       65,000     Charleston County, SC Hospital
                  Facilities (Medical Society
                  Health)                                           6.000     10/01/2009   10/01/2006 A            65,110
---------------------------------------------------------------------------------------------------------------------------


43         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$   2,450,000     Darlington County, SC Industrial
                  Devel. (Sonoco Products Company)                  6.000%    04/01/2026   10/01/2006 A   $     2,491,013
--------------------------------------------------------------------------------------------------------------------------
    3,045,000     Darlington County, SC Industrial
                  Devel. (Sonoco Products Company)                  6.125     06/01/2025   06/01/2007 A         3,078,495
--------------------------------------------------------------------------------------------------------------------------
      260,000     Florence County, SC Industrial
                  Devel. (Stone Container Corp.)                    7.375     02/01/2007   08/01/2006 A           260,364
--------------------------------------------------------------------------------------------------------------------------
       20,000     Georgetown County, SC
                  Environmental Improvement
                  (International Paper Company)                     5.700     10/01/2021   10/01/2009 A            20,513
--------------------------------------------------------------------------------------------------------------------------
       30,000     Greenville Spartanburgh, SC
                  Airport District                                  5.250     07/01/2013   07/01/2006 A            30,512
--------------------------------------------------------------------------------------------------------------------------
       50,000     Laurens County, SC GO                             6.000     04/01/2008   10/01/2006 A            50,256
--------------------------------------------------------------------------------------------------------------------------
       40,000     Marion County, SC Hospital
                  District                                          5.500     11/01/2015   11/01/2006 A            40,644
--------------------------------------------------------------------------------------------------------------------------
      180,000     Orangeburg County, SC Solid
                  Waste (South Carolina Electric &
                  Gas Company)                                      5.700     11/01/2024   09/01/2009 A           181,670
--------------------------------------------------------------------------------------------------------------------------
    2,315,000     Richland County, SC
                  Environmental Improvement
                  (International Paper Company)                     6.100     04/01/2023   04/01/2014 A         2,478,671
--------------------------------------------------------------------------------------------------------------------------
    1,630,000     SC Connector 2000 Assoc. Toll
                  Road, Series B 1                                  4.670 3   01/01/2011   01/01/2010 A         1,315,231
--------------------------------------------------------------------------------------------------------------------------
    1,735,000     SC Connector 2000 Assoc. Toll
                  Road, Series B 1                                  5.600 3   01/01/2021   01/01/2010 A           774,001
--------------------------------------------------------------------------------------------------------------------------
      720,000     SC Connector 2000 Assoc. Toll
                  Road, Series B 1                                  5.700 3   01/01/2026   01/01/2010 A           236,369
--------------------------------------------------------------------------------------------------------------------------
       20,000     SC Education Assistance
                  Authority (Student Loans)                         6.000     09/01/2008   09/01/2006 A            20,042
--------------------------------------------------------------------------------------------------------------------------
      715,000     SC Hsg. Finance & Devel. Authority                5.875     07/01/2009     07/01/2009           729,214
--------------------------------------------------------------------------------------------------------------------------
       10,000     SC Hsg. Finance & Devel. Authority                5.950     07/01/2029   05/01/2009 A            10,218
--------------------------------------------------------------------------------------------------------------------------
        5,000     SC Hsg. Finance & Redevel.
                  Authority, Series A-2                             6.750     07/01/2026   07/01/2006 A             5,005
--------------------------------------------------------------------------------------------------------------------------
       40,000     SC Jobs-EDA (Anderson Area
                  Medical Center)                                   5.250     02/01/2026   08/01/2006 A            40,563
--------------------------------------------------------------------------------------------------------------------------
   10,630,000     SC Tobacco Settlement Management
                  Authority, Series B 1                             6.000     05/15/2022   06/05/2010 B        11,145,342
--------------------------------------------------------------------------------------------------------------------------
   15,475,000     SC Tobacco Settlement Management
                  Authority, Series B                               6.375     05/15/2028   05/15/2012 A        16,516,468
--------------------------------------------------------------------------------------------------------------------------
    2,205,000     SC Tobacco Settlement Management
                  Authority, Series B                               6.375     05/15/2030   04/28/2017 D         2,432,997
--------------------------------------------------------------------------------------------------------------------------
      130,000     SC Western Carolina Regional
                  Sewer Authority                                   5.500     03/01/2010   09/01/2006 A           134,913
--------------------------------------------------------------------------------------------------------------------------
       20,000     Spartanburg County, SC Health
                  Services                                          5.300     04/15/2025   10/15/2006 A            20,176
--------------------------------------------------------------------------------------------------------------------------
      280,000     Spartanburg County, SC Health                     5.500
                  Services, Series A                                          04/15/2027   04/15/2007 A           288,182
                                                                                                          ----------------
                                                                                                               42,925,148
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.8%
       10,000     Grant County, SD Pollution
                  Control (Northwestern Public
                  Service Company)                                  5.900     06/01/2023   12/01/2006 A            10,016
--------------------------------------------------------------------------------------------------------------------------


44         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$  13,815,000     SD Education Loans                                5.600%    06/01/2020   06/01/2010 A   $    14,305,709
--------------------------------------------------------------------------------------------------------------------------
   10,135,000     SD Educational Enhancement
                  Funding Corp. Tobacco Settlement 1                6.500     06/01/2032   06/01/2013 A        10,934,956
--------------------------------------------------------------------------------------------------------------------------
       50,000     SD H&EFA (Prairie Lakes Health
                  Care System)                                      5.650     04/01/2022   04/01/2010 A            51,197
--------------------------------------------------------------------------------------------------------------------------
    5,320,000     SD Hsg. Devel. Authority
                  (Homeownership)                                   5.375     05/01/2018   11/01/2009 B         5,410,546
--------------------------------------------------------------------------------------------------------------------------
    1,995,000     SD Hsg. Devel. Authority
                  (Homeownership)                                   5.750     05/01/2031   11/01/2015 A         2,106,760
                                                                                                          ----------------
                                                                                                               32,819,184
--------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
       15,000     Benton County, TN GO                              5.500     12/01/2021   12/01/2006 A            15,400
--------------------------------------------------------------------------------------------------------------------------
       10,000     Blount County, TN Hospital,
                  Series B                                          5.125     07/01/2019   01/23/2018 B             9,879
--------------------------------------------------------------------------------------------------------------------------
       30,000     Johnson City, TN Health &
                  Educational Facilities Board
                  (Johnson City Medical Center)                     5.250     07/01/2016   07/01/2006 A            30,029
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Maury County, TN Industrial
                  Devel. Board (Occidental
                  Petroleum Corp.)                                  6.250     08/01/2018   08/01/2011 A         1,077,070
--------------------------------------------------------------------------------------------------------------------------
       10,000     Memphis, TN HFC (Saint's Court
                  Apartments)                                       6.000     09/01/2013   09/01/2007 A            10,110
--------------------------------------------------------------------------------------------------------------------------
       25,000     Memphis-Shelby County, TN
                  Airport Authority                                 6.000     03/01/2024   03/01/2010 A            26,636
--------------------------------------------------------------------------------------------------------------------------
      160,000     Metropolitan Government
                  Nashville & Davidson County, TN
                  Water & Sewer                                     5.500     01/01/2016   07/01/2006 A           161,912
--------------------------------------------------------------------------------------------------------------------------
      365,000     Shelby County, TN Health
                  Educational & Hsg. Facilities
                  (Methodist Health Systems)                        5.250     08/01/2015   08/01/2006 A           365,296
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Smyrna, TN Hsg. Assoc. (Imperial
                  Garden Apartments)                                6.450     10/20/2035   10/20/2010 A         3,273,090
--------------------------------------------------------------------------------------------------------------------------
       35,000     South Fulton, TN Industrial
                  Devel. Board (Tyson Foods)                        6.350     10/01/2015   10/01/2006 A            35,709
--------------------------------------------------------------------------------------------------------------------------
       50,000     South Fulton, TN Industrial
                  Devel. Board (Tyson Foods)                        6.400     10/01/2020   10/01/2006 A            50,826
--------------------------------------------------------------------------------------------------------------------------
       20,000     TN Hsg. Devel. Agency                             5.250     07/01/2022   01/01/2012 A            20,133
--------------------------------------------------------------------------------------------------------------------------
    1,020,000     TN Hsg. Devel. Agency                             5.400     07/01/2009   07/01/2006 A         1,039,564
--------------------------------------------------------------------------------------------------------------------------
       25,000     TN Hsg. Devel. Agency                             5.850     07/01/2023   07/01/2009 A            25,197
--------------------------------------------------------------------------------------------------------------------------
       10,000     TN Hsg. Devel. Agency                             6.375     07/01/2022   07/01/2008 A            10,199
--------------------------------------------------------------------------------------------------------------------------
       25,000     TN Hsg. Devel. Agency
                  (Homeownership Program)                           5.500     07/01/2013   01/01/2010 A            25,566
--------------------------------------------------------------------------------------------------------------------------
       25,000     TN Hsg. Devel. Agency
                  (Homeownership Program)                           6.050     07/01/2014   07/01/2011 A            25,224
--------------------------------------------------------------------------------------------------------------------------
       15,000     TN Hsg. Devel. Agency
                  (Homeownership Program)                           6.050     07/01/2016   07/01/2008 A            15,065
--------------------------------------------------------------------------------------------------------------------------
       20,000     Unicoi County, TN Health
                  Educational & Hsg. Facilities
                  (Erwin Health Care Associates)                    5.875     03/20/2016   03/20/2007 A            20,019
                                                                                                          ----------------
                                                                                                                6,236,924


45         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS--7.7%
$   6,350,000     Angelina & Neches, TX River
                  Authority (Temple-Inland)                         5.650%    09/01/2012   09/02/2007 A   $     6,488,430
--------------------------------------------------------------------------------------------------------------------------
    8,590,000     Austin, TX Convention
                  Enterprises (Convention Center)                   6.000     01/01/2023   01/01/2011 A         9,058,756
--------------------------------------------------------------------------------------------------------------------------
    6,175,000     Austin, TX Convention
                  Enterprises (Convention Center)
                  ROLs 8                                           10.377 2   01/01/2032   01/01/2011 A         6,842,641
--------------------------------------------------------------------------------------------------------------------------
       65,000     Austin, TX Higher Education
                  Authority (St. Edwards
                  University)                                       5.250     08/01/2023   08/01/2008 A            65,384
--------------------------------------------------------------------------------------------------------------------------
      605,000     Austin, TX Utility System                         6.730 3   11/15/2014   11/15/2006 A           336,017
--------------------------------------------------------------------------------------------------------------------------
      120,000     Bexar County, TX HFC (Doral Club)                 8.750     10/01/2036     10/01/2036           118,702
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Bexar, TX Metropolitan Water
                  District                                          5.360 3   05/01/2032   05/01/2008 A           247,530
--------------------------------------------------------------------------------------------------------------------------
      510,000     Bexar, TX Metropolitan Water
                  District                                          5.875     05/01/2022   11/01/2006 A           515,891
--------------------------------------------------------------------------------------------------------------------------
    1,525,000     Bexar, TX Metropolitan Water
                  District                                          6.000     05/01/2015   11/01/2006 A         1,542,751
--------------------------------------------------------------------------------------------------------------------------
    4,400,000     Brazos River Authority, TX
                  (Centerpoint Energy) 1                            7.750     12/01/2018   12/01/2008 A         4,710,772
--------------------------------------------------------------------------------------------------------------------------
    1,085,000     Brazos River Authority, TX
                  (Johnson County Surface Water
                  and Treatment System)                             5.800     09/01/2011   09/01/2006 A         1,088,038
--------------------------------------------------------------------------------------------------------------------------
       65,000     Brazos River Authority, TX (TXU
                  Energy Company)                                   6.300     07/01/2032   07/01/2014 A            70,034
--------------------------------------------------------------------------------------------------------------------------
      150,000     Brazos River Authority, TX (TXU
                  Energy Company)                                   6.750     10/01/2038   10/01/2014 A           167,877
--------------------------------------------------------------------------------------------------------------------------
    6,325,000     Brazos River Authority, TX (TXU
                  Energy Company)                                   7.700     04/01/2033   04/01/2013 A         7,353,951
--------------------------------------------------------------------------------------------------------------------------
    7,040,000     Brazos River Authority, TX
                  Pollutions Control                                9.106 2   04/01/2038   04/01/2013 C         8,536,211
--------------------------------------------------------------------------------------------------------------------------
      250,000     Brazos River, TX Harbor
                  Navigation District (Dow
                  Chemical Company)                                 6.625     05/15/2033   05/15/2012 A           279,205
--------------------------------------------------------------------------------------------------------------------------
       25,000     Cass County, TX Industrial
                  Devel. Corp. (International
                  Paper Company)                                    6.000     09/01/2025   09/01/2012 A            26,394
--------------------------------------------------------------------------------------------------------------------------
       50,000     Cass County, TX Industrial
                  Devel. Corp. (International
                  Paper Company)                                    6.250     04/01/2021   04/01/2007 A            51,488
--------------------------------------------------------------------------------------------------------------------------
      285,000     Cass County, TX Industrial
                  Devel. Corp. (International
                  Paper Company)                                    6.600     03/15/2024   03/15/2010 A           304,252
--------------------------------------------------------------------------------------------------------------------------
       60,000     Collin County, TX HFC (Community
                  College District Foundation)                      5.250     06/01/2023   12/01/2009 A            60,409
--------------------------------------------------------------------------------------------------------------------------
       15,000     Copperas Cove, TX HFDC
                  (AHS/FH/JCH/MAH/MH Obligated
                  Group)                                            5.500     11/15/2017   11/15/2006 A            15,278
--------------------------------------------------------------------------------------------------------------------------
       20,000     Crandall, TX Independent School
                  District                                          6.000     02/15/2024   08/15/2006 A            20,035
--------------------------------------------------------------------------------------------------------------------------
   10,000,000     Dallas-Fort Worth, TX
                  International Airport DRIVERS 1                   6.666 2   11/01/2021   11/01/2009 A        10,690,100
--------------------------------------------------------------------------------------------------------------------------
    3,875,000     Dallas-Fort Worth, TX
                  International Airport DRIVERS                     7.037 2   11/01/2008   11/01/2008           4,232,198
--------------------------------------------------------------------------------------------------------------------------


46         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
Texas Continued
--------------------------------------------------------------------------------------------------------------------------
$   7,500,000     Dallas-Fort Worth, TX
                  International Airport DRIVERS 1                   7.916% 2  01/01/2035   01/01/2009 A   $     8,353,275
--------------------------------------------------------------------------------------------------------------------------
    2,500,000     Dallas-Fort Worth, TX
                  International Airport DRIVERS                     9.036 2   05/01/2010   05/01/2010           2,867,850
--------------------------------------------------------------------------------------------------------------------------
      100,000     De Soto, TX Park Devel. Corp.                     5.250     02/15/2016   02/15/2016             100,109
--------------------------------------------------------------------------------------------------------------------------
       15,000     Dilley, TX Special Project
                  (Dept. of Criminal Justice)                       7.000     04/01/2009   10/01/2006 A            15,114
--------------------------------------------------------------------------------------------------------------------------
       20,000     Galveston, TX HFC (Friendswood)                   6.250     04/01/2029   10/01/2006 A            20,049
--------------------------------------------------------------------------------------------------------------------------
       75,000     Grand Prairie, TX HFC (Windsor
                  Hsg. Foundation)                                  6.875     02/01/2025   08/01/2006 A            75,929
--------------------------------------------------------------------------------------------------------------------------
       20,000     Gulf Coast, TX IDA (Valero
                  Energy Corp.)                                     5.600     12/01/2031   06/01/2010 A            20,294
--------------------------------------------------------------------------------------------------------------------------
    3,575,000     Gulf Coast, TX Waste Disposal
                  Authority (International Paper
                  Company)                                          6.100     08/01/2024   08/01/2012 A         3,806,946
--------------------------------------------------------------------------------------------------------------------------
      120,000     Gulf Coast, TX Waste Disposal
                  Authority (Valero Energy Corp.)                   5.600     04/01/2032   04/01/2010 A           121,688
--------------------------------------------------------------------------------------------------------------------------
       30,000     Gulf Coast, TX Waste Disposal
                  Authority (Valero Energy Corp.)                   6.650     04/01/2032   04/01/2011 A            32,207
--------------------------------------------------------------------------------------------------------------------------
       40,000     Harlingen, TX Consolidated
                  Independent School District                       5.650     08/15/2029   08/15/2009 A            42,051
--------------------------------------------------------------------------------------------------------------------------
       50,000     Harris County, TX (Port Houston)                  5.750     10/01/2017   10/01/2006 A            50,196
--------------------------------------------------------------------------------------------------------------------------
    3,750,000     Harris County, TX DRIVERS                         8.127 2   08/15/2009   08/15/2009           4,219,650
--------------------------------------------------------------------------------------------------------------------------
      160,000     Harris County, TX Health
                  Facilities Devel. Authority
                  (Memorial Hospital Systems)                       5.500     06/01/2024   06/01/2007 A           164,946
--------------------------------------------------------------------------------------------------------------------------
    4,053,000     Harris County, TX HFC                             6.300     09/01/2032   01/18/2008 B         4,105,162
--------------------------------------------------------------------------------------------------------------------------
       80,000     Harris County, TX IDC
                  (Continental Airlines)                            5.375     07/01/2019   08/09/2014 D            71,792
--------------------------------------------------------------------------------------------------------------------------
       50,000     Harrison County, TX HFDC
                  (Marshall Regional Medical
                  Center)                                           5.500     01/01/2018   01/01/2008 A            52,097
--------------------------------------------------------------------------------------------------------------------------
    2,343,000     Heart of TX HFC (Waco Parkside
                  Village)                                          7.400     09/20/2035   09/20/2011 A         2,518,327
--------------------------------------------------------------------------------------------------------------------------
       25,000     Houston, TX Airport Special
                  Facilities (Continental Airlines)                 5.500     07/15/2017   07/15/2007 A            25,298
--------------------------------------------------------------------------------------------------------------------------
    5,265,000     Houston, TX Airport Special
                  Facilities (Continental Airlines)                 6.125     07/15/2017   07/09/2013 D         5,284,007
--------------------------------------------------------------------------------------------------------------------------
       15,000     Houston, TX Airport System                        5.000     07/01/2025   07/01/2008 A            15,027
--------------------------------------------------------------------------------------------------------------------------
    2,305,000     Houston, TX Hsg. Corp. (6800
                  Long Drive Apartments)                            6.625     02/01/2020   02/01/2007 A         2,377,700
--------------------------------------------------------------------------------------------------------------------------
      110,000     Lancaster, TX GO                                  5.500     02/15/2009   08/15/2006 A           110,138
--------------------------------------------------------------------------------------------------------------------------
       25,000     Laredo, TX GO                                     5.250     02/15/2013   02/15/2007 A            25,032
--------------------------------------------------------------------------------------------------------------------------
      500,000     Laredo, TX GO                                     5.300     02/15/2008   08/15/2006 A           500,655
--------------------------------------------------------------------------------------------------------------------------
       40,000     Lewisville, TX HFC (Lewisville
                  Limited)                                          5.600     12/01/2029   12/01/2007 A            40,202
--------------------------------------------------------------------------------------------------------------------------
       25,000     Lewisville, TX Independent
                  School District                                   5.750     08/15/2010   08/15/2007 A            25,483
--------------------------------------------------------------------------------------------------------------------------
   11,670,000     Lower CO River Authority, TX
                  Pollution Control (Samsung
                  Electronics Company)                              6.375     04/01/2027   04/01/2007 A        12,116,728
--------------------------------------------------------------------------------------------------------------------------


47         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     220,000     Lubbock, TX HFC (Las Colinas
                  Quail Creek Apartments)                           6.750%    07/01/2012   07/01/2012     $       221,668
--------------------------------------------------------------------------------------------------------------------------
      125,000     Matagorda County, TX Navigation
                  District (Centerpoint Energy)                     8.000     05/01/2029   04/10/2008 A           133,691
--------------------------------------------------------------------------------------------------------------------------
      530,000     Matagorda County, TX Navigation
                  District (Central Power & Light
                  Company)                                          6.125     05/01/2030   11/01/2006 A           541,453
--------------------------------------------------------------------------------------------------------------------------
       20,000     Metro, TX HFDC (Wilson N. Jones
                  Memorial Hospital)                                5.500     01/01/2012   07/01/2006 A            20,022
--------------------------------------------------------------------------------------------------------------------------
       10,000     Metro, TX HFDC (Wilson N. Jones
                  Memorial Hospital)                                5.600     01/01/2017   07/01/2006 A            10,159
--------------------------------------------------------------------------------------------------------------------------
       50,000     Montgomery County, TX Municipal
                  Utility District No. 40
                  (Waterworks & Sewer)                              5.000     03/01/2019   03/01/2007 A            50,036
--------------------------------------------------------------------------------------------------------------------------
       25,000     North Central, TX Health
                  Facility Devel. Corp. (Zale
                  Lipshy University Hospital)                       5.450     04/01/2019   04/01/2007 A            25,542
--------------------------------------------------------------------------------------------------------------------------
       25,000     North Forest, TX Municipal Water
                  District (Murphy Sanitation &
                  Sewer System)                                     6.200     07/10/2009   07/10/2006 A            25,035
--------------------------------------------------------------------------------------------------------------------------
      105,000     Nueces County, TX HFC (Dolphins
                  Landing Apartments)                               8.000     07/01/2030   07/01/2010 A           110,825
--------------------------------------------------------------------------------------------------------------------------
    3,000,000     Permian Basin, TX HFC (Single
                  Family Mtg.) 6                                    5.650     01/01/2038   07/01/2016 A         3,141,450
--------------------------------------------------------------------------------------------------------------------------
      400,000     Permian Basin, TX HFC (Single
                  Family Mtg.) 6                                    5.750     01/01/2038     01/01/2038           401,056
--------------------------------------------------------------------------------------------------------------------------
       10,000     Port Corpus Christi, TX
                  Industrial Devel. Corp. (Valero
                  Energy Corp.)                                     5.400     04/01/2018   04/01/2010 A            10,298
--------------------------------------------------------------------------------------------------------------------------
      465,000     Sabine, TX River Authority
                  Pollution Control (TXU Electric
                  Company)                                          6.450     06/01/2021   06/01/2010 A           495,253
--------------------------------------------------------------------------------------------------------------------------
      640,000     San Antonio, TX Airport System                    5.700     07/01/2010   07/01/2006 A           647,104
--------------------------------------------------------------------------------------------------------------------------
       75,000     San Antonio, TX Hotel Occupancy
                  Tax (Henry Gonzalez)                              5.700     08/15/2026   08/15/2006 A            76,640
--------------------------------------------------------------------------------------------------------------------------
       35,000     San Marcos, TX Hsg. Authority                     5.800     11/01/2010   11/01/2006 A            35,142
--------------------------------------------------------------------------------------------------------------------------
       15,000     Sanger, TX Independent School
                  District                                          5.750     07/01/2027   07/01/2006 A            15,022
--------------------------------------------------------------------------------------------------------------------------
       15,000     Southlake Parks, TX Devel. Corp.                  5.375     08/15/2021   08/15/2006 A            15,024
--------------------------------------------------------------------------------------------------------------------------
      230,000     Tarrant County, TX HFDC (TX
                  Health Resources System)                          5.250     02/15/2022   02/15/2008 A           237,312
--------------------------------------------------------------------------------------------------------------------------
       65,000     Texoma Area, TX Solid Waste
                  Authority (Initial Facility)                      5.500     02/15/2029   02/15/2010 A            65,481
--------------------------------------------------------------------------------------------------------------------------
      125,000     Trinity, TX River Authority (TXU
                  Energy Company)                                   6.250     05/01/2028   05/01/2013 A           135,061
--------------------------------------------------------------------------------------------------------------------------
    3,545,000     TX Affordable Hsg. Corp. (Fire
                  Fighter & Law Security)                           5.250     09/01/2039   09/01/2020 A         3,599,699
--------------------------------------------------------------------------------------------------------------------------
    3,300,000     TX Affordable Hsg. Corp.
                  (Professional Educators)                          5.100     09/01/2039   03/01/2015 A         3,335,112
--------------------------------------------------------------------------------------------------------------------------
       25,000     TX College Student Loans                          5.000     08/01/2013   08/01/2006 A            25,011
--------------------------------------------------------------------------------------------------------------------------
    1,595,000     TX Dept. of Hsg. & Community
                  Affairs                                           5.200     01/01/2025   11/26/2007 D         1,626,342
--------------------------------------------------------------------------------------------------------------------------


48         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      10,000     TX Dept. of Hsg. & Community
                  Affairs                                           5.350%    07/01/2033   07/01/2011 A   $        10,270
--------------------------------------------------------------------------------------------------------------------------
    5,280,000     TX Dept. of Hsg. & Community
                  Affairs                                           6.000     09/01/2016   09/01/2006 A         5,403,922
--------------------------------------------------------------------------------------------------------------------------
      820,000     TX Dept. of Hsg. & Community
                  Affairs (Single Family)                           5.650     03/01/2029   09/01/2009 A           836,211
--------------------------------------------------------------------------------------------------------------------------
      820,000     TX Dept. of Hsg. & Community
                  Affairs (Single Family)                           5.700     09/01/2029   09/01/2009 A           837,901
--------------------------------------------------------------------------------------------------------------------------
      310,000     TX Dept. of Hsg. & Community
                  Affairs (Single Family)                           5.800     09/01/2029   09/01/2007 A           316,352
--------------------------------------------------------------------------------------------------------------------------
       65,000     TX Dormitory Finance Authority
                  (Temple Junior College
                  Foundation)                                       5.875     09/01/2022   09/01/2012 A            68,045
--------------------------------------------------------------------------------------------------------------------------
      235,000     TX GO                                             5.750     08/01/2020   08/01/2006 A           235,315
--------------------------------------------------------------------------------------------------------------------------
       35,000     TX GO                                             6.000     12/01/2030   12/01/2010 A            36,802
--------------------------------------------------------------------------------------------------------------------------
       25,000     TX GO                                             6.250     12/01/2026   12/01/2010 A            25,555
--------------------------------------------------------------------------------------------------------------------------
        5,000     TX Panhandle Elderly Apartments
                  Corp. (Pampa Partnership Ltd.)                    7.000     05/01/2010   06/18/2008 D             4,918
--------------------------------------------------------------------------------------------------------------------------
    1,365,000     TX Panhandle HFA (Amarillo
                  Affordable Hsg.)                                  6.250     03/01/2010   09/28/2008 D         1,306,810
--------------------------------------------------------------------------------------------------------------------------
    2,520,000     TX Panhandle HFA (Amarillo
                  Affordable Hsg.)                                  6.625     03/01/2020   03/11/2016 D         2,296,048
--------------------------------------------------------------------------------------------------------------------------
    4,675,000     TX Panhandle HFA (Amarillo
                  Affordable Hsg.)                                  6.750     03/01/2031   10/24/2026 D         4,147,239
--------------------------------------------------------------------------------------------------------------------------
       20,000     TX Public Property Finance Corp.                  5.500     09/01/2013   09/01/2006 A            20,046
--------------------------------------------------------------------------------------------------------------------------
      125,000     TX State College Student Loans                    5.750     08/01/2010   08/01/2006 A           125,194
--------------------------------------------------------------------------------------------------------------------------
       50,000     TX State College Student Loans                    5.750     08/01/2012   08/01/2006 A            50,057
--------------------------------------------------------------------------------------------------------------------------
       25,000     TX State College Student Loans                    6.000     08/01/2015   08/01/2006 A            25,030
--------------------------------------------------------------------------------------------------------------------------
       75,000     TX State College Student Loans                    6.000     08/01/2016   08/01/2006 A            75,089
--------------------------------------------------------------------------------------------------------------------------
      515,000     TX State College Student Loans                    6.000     08/01/2019   08/01/2006 A           521,412
--------------------------------------------------------------------------------------------------------------------------
      135,000     TX State Veterans Hsg.
                  Assistance, Series B                              6.100     06/01/2031   12/01/2009 A           140,783
--------------------------------------------------------------------------------------------------------------------------
      205,000     TX Veterans Hsg. Assistance                       5.500     06/01/2032   12/01/2010 A           208,077
--------------------------------------------------------------------------------------------------------------------------
       25,000     TX Veterans Hsg. Assistance,
                  Series A                                          5.400     12/01/2011   12/01/2007 A            25,688
--------------------------------------------------------------------------------------------------------------------------
       25,000     TX Veterans Hsg. Assistance,
                  Series A                                          5.450     12/01/2012   12/01/2007 A            25,674
--------------------------------------------------------------------------------------------------------------------------
       35,000     TX Water Devel. Board                             5.250     07/15/2017   07/15/2006 A            35,036
--------------------------------------------------------------------------------------------------------------------------
      625,000     Willow Fork, TX Drain District,
                  Series A                                          5.250     09/01/2011   09/01/2006 A           625,963
                                                                                                          ----------------
                                                                                                              142,383,171

--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.2%
    1,225,000     Puerto Rico Children's Trust
                  Fund (TASC)                                       5.375     05/15/2033   05/15/2012 A         1,244,637
--------------------------------------------------------------------------------------------------------------------------
    1,925,000     Puerto Rico Municipal Finance
                  Agency RITES                                      6.625 2   08/01/2013   08/01/2009 A         2,171,400
--------------------------------------------------------------------------------------------------------------------------
      750,000     V.I.  Public Finance Authority,
                  Series A                                          6.375     10/01/2019   10/01/2010 A           817,013
                                                                                                          ----------------
                                                                                                                4,233,050


49         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
$   4,210,000     Eagle Mountain, UT Special
                  Assessment                                        6.250%    05/01/2013   11/01/2006 A   $     4,228,735
--------------------------------------------------------------------------------------------------------------------------
   12,560,000     Emery County, UT Environmental
                  Improvement (Pacificorp) 1                        6.150     09/01/2030   09/01/2006 A        12,850,890
--------------------------------------------------------------------------------------------------------------------------
      260,000     Emery County, UT Pollution
                  Control (Pacificorp)                              5.625     11/01/2023   11/01/2006 A           260,289
--------------------------------------------------------------------------------------------------------------------------
      230,000     Emery County, UT Pollution
                  Control (Pacificorp)                              5.650     11/01/2023   11/01/2006 A           230,313
--------------------------------------------------------------------------------------------------------------------------
       10,000     Intermountain, UT Power Agency                    5.000     07/01/2013   07/01/2006 A            10,008
--------------------------------------------------------------------------------------------------------------------------
       25,000     Intermountain, UT Power Agency                    6.150     07/01/2014   07/01/2006 A            25,573
--------------------------------------------------------------------------------------------------------------------------
       10,000     St. George, UT Industrial Devel.
                  (Albertson's)                                     5.400     07/15/2008   07/15/2008               9,874
--------------------------------------------------------------------------------------------------------------------------
   19,250,000     Tooele County, UT Hazardous
                  Waste Treatment (Union Pacific Corp.)             5.700     11/01/2026   04/28/2008 A        19,987,275
--------------------------------------------------------------------------------------------------------------------------
    1,045,000     UT HFA                                            5.950     01/01/2029   01/01/2007 A         1,064,374
--------------------------------------------------------------------------------------------------------------------------
       15,000     UT HFA                                            6.450     07/01/2027   01/01/2008 A            15,299
--------------------------------------------------------------------------------------------------------------------------
       30,000     UT State Building Ownership
                  Authority, Series A                               5.750     08/15/2011   08/15/2006 A            30,060
--------------------------------------------------------------------------------------------------------------------------
       20,000     UT University Campus Facilities
                  System, Series A                                  6.750     10/01/2014   10/01/2006 A            20,155
--------------------------------------------------------------------------------------------------------------------------
      935,000     Utah County, UT Hospital (IHC
                  Health Services)                                  5.250     08/15/2021   08/15/2007 A           957,823
                                                                                                          ----------------
                                                                                                               39,690,668
--------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
       20,000     VT E&HBFA (Lyndon Institute)                      6.000     12/01/2006   12/01/2006              20,071
--------------------------------------------------------------------------------------------------------------------------
       50,000     VT E&HBFA (Lyndon Institute)                      6.600     12/01/2014   12/01/2006 A            51,251
--------------------------------------------------------------------------------------------------------------------------
      140,000     VT E&HBFA (Middlebury College)                    5.375     11/01/2026   11/01/2006 A           143,308
--------------------------------------------------------------------------------------------------------------------------
       60,000     VT E&HBFA (Middlebury College)                    5.500     11/01/2016   11/01/2006 A            61,490
--------------------------------------------------------------------------------------------------------------------------
       35,000     VT HFA (Multifamily Hsg.),
                  Series A                                          5.750     02/15/2029   02/15/2009 A            35,563
--------------------------------------------------------------------------------------------------------------------------
    1,030,000     VT HFA (Single Family)                            5.450     05/01/2026   11/01/2009 A         1,040,764
--------------------------------------------------------------------------------------------------------------------------
       50,000     VT HFA (Single Family), Series 11A                5.900     05/01/2019   07/15/2006 B            50,624
--------------------------------------------------------------------------------------------------------------------------
      265,000     VT HFA (Single Family), Series 7A                 6.250     11/01/2022   11/01/2007 A           266,489
                                                                                                          ----------------
                                                                                                                1,669,560
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA--3.0%
       25,000     Alexandria, VA IDA (Alexandria
                  Hospital)                                         5.500     07/01/2014   07/01/2006 A            25,027
--------------------------------------------------------------------------------------------------------------------------
      780,000     Alexandria, VA IDA Pollution
                  Control (Potomac Electric Power
                  Company)                                          5.375     02/15/2024   11/01/2006 A           780,842
--------------------------------------------------------------------------------------------------------------------------
       50,000     Alexandria, VA IDA Pollution
                  Control (Potomac Electric Power
                  Company)                                          5.375     02/15/2024   08/15/2006 A            50,030
--------------------------------------------------------------------------------------------------------------------------
      115,000     Alexandria, VA Redevel. & Hsg.
                  Authority (Buckingham Village
                  Apartments)                                       5.500     01/01/2029   07/01/2006 A           117,359
--------------------------------------------------------------------------------------------------------------------------
    2,945,000     Fairfax County, VA Redevel. &
                  Hsg. Authority (Burke Shire Commons)              7.600     10/01/2036   10/01/2006 A         3,054,583
--------------------------------------------------------------------------------------------------------------------------


50         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      25,000     Loudoun County, VA IDA (George
                  Washington University)                            6.250%    05/15/2022   11/15/2006 A   $        25,104
--------------------------------------------------------------------------------------------------------------------------
       30,000     Lynchburg, VA Redevel. & Hsg.
                  Authority (Waldon Pond III)                       6.200     07/20/2027   10/20/2006 A            30,708
--------------------------------------------------------------------------------------------------------------------------
       10,000     Manassas, VA GO, Series B                         6.000     05/01/2014   11/01/2006 A            10,213
--------------------------------------------------------------------------------------------------------------------------
      165,000     Norfolk, VA Water                                 5.375     11/01/2023   11/01/2006 A           165,178
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     Norfolk, VA Water                                 5.875     11/01/2020   11/01/2006 A         1,021,490
--------------------------------------------------------------------------------------------------------------------------
      105,000     Norfolk, VA Water                                 5.900     11/01/2025   11/01/2006 A           107,254
--------------------------------------------------------------------------------------------------------------------------
    3,800,000     Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania)                      7.450     01/01/2009   07/01/2006 A         3,826,410
--------------------------------------------------------------------------------------------------------------------------
    5,200,000     Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania)                      7.500     01/01/2014   07/01/2006 A         5,236,712
--------------------------------------------------------------------------------------------------------------------------
    6,750,000     Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania) 1                    7.550     01/01/2019   07/01/2006 A         6,795,765
--------------------------------------------------------------------------------------------------------------------------
    9,950,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road) 1                 5.000     08/15/2010   08/15/2008 A        10,343,622
--------------------------------------------------------------------------------------------------------------------------
    7,400,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road) 1                 5.000     08/15/2011   08/15/2008 A         7,692,744
--------------------------------------------------------------------------------------------------------------------------
    3,100,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.250     08/15/2008     08/15/2008         3,181,220
--------------------------------------------------------------------------------------------------------------------------
      330,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.430 3   08/15/2017   08/15/2008 A           185,836
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.510 3   08/15/2016   08/15/2008 A         1,189,100
--------------------------------------------------------------------------------------------------------------------------
    2,240,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.550 3   08/15/2021   08/15/2008 A           992,880
--------------------------------------------------------------------------------------------------------------------------
      215,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.560 3   08/15/2022   08/15/2008 A            89,958
--------------------------------------------------------------------------------------------------------------------------
      310,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.580 3   08/15/2024   08/15/2008 A           115,131
--------------------------------------------------------------------------------------------------------------------------
      285,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.590 3   08/15/2018   08/15/2008 A           150,913
--------------------------------------------------------------------------------------------------------------------------
    2,080,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   5.600 3   08/15/2020   08/15/2008 A           976,685
--------------------------------------------------------------------------------------------------------------------------
      100,000     Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                   6.100 3   08/15/2014   08/15/2008 A            67,177
--------------------------------------------------------------------------------------------------------------------------
       35,000     Portsmouth, VA Redevel. & Hsg.
                  Authority (Chowan Apartments)                     5.850     12/20/2030   08/20/2007 A            35,863
--------------------------------------------------------------------------------------------------------------------------
      100,000     Richmond, VA IDA (Virginia
                  Commonwealth University Real
                  Estate Foundation)                                5.550     01/01/2031   01/01/2013 A           104,949
--------------------------------------------------------------------------------------------------------------------------
       55,000     Richmond, VA Redevel. & Hsg.
                  Authority (Tobacco Row)                           7.400     11/20/2031   11/20/2006 A            55,078
--------------------------------------------------------------------------------------------------------------------------
       90,000     Southampton County, VA IDA
                  Medical Facilities Mtg.                           5.625     01/15/2022   07/15/2009 A            93,020
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     VA Gateway Community Devel.
                  Authority                                         6.375     03/01/2030   03/01/2013 A         1,077,270
--------------------------------------------------------------------------------------------------------------------------
       50,000     VA Hsg. Devel. Authority, Series E                5.700     05/01/2011   07/01/2006 A            50,881
--------------------------------------------------------------------------------------------------------------------------
       45,000     VA Hsg. Devel. Authority, Series J                6.250     05/01/2015   01/01/2007 A            45,960
--------------------------------------------------------------------------------------------------------------------------
      100,000     VA Hsg. Devel. Authority, Series L                5.950     11/01/2009   11/01/2006 A           101,527
--------------------------------------------------------------------------------------------------------------------------


51         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$   7,215,000     VA Tobacco Settlement Authority
                  (TASC)                                            5.625%    06/01/2037   06/01/2015 A   $     7,433,903
                                                                                                          ----------------
                                                                                                               55,230,392
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.0%
      125,000     Chelan County, WA Public Utility
                  District No. 1 (Chelan Hydro
                  Construction System)                              5.600     07/01/2032   07/01/2007 A           127,374
--------------------------------------------------------------------------------------------------------------------------
       20,000     Chelan County, WA Public Utility
                  District No. 1 (Rocky Reach
                  Hydroelectric)                                    5.125     07/01/2023   01/01/2007 A            20,014
--------------------------------------------------------------------------------------------------------------------------
       50,000     Grant County, WA Public Utility
                  District                                          5.875     01/01/2026   01/01/2007 A            51,069
--------------------------------------------------------------------------------------------------------------------------
       15,000     King County, WA Hsg. Authority
                  (Cascadian Apartments)                            6.850     07/01/2024   07/01/2006 A            15,087
--------------------------------------------------------------------------------------------------------------------------
      150,000     King County, WA Hsg. Authority
                  (Fairwood Apartments)                             6.000     12/01/2025   12/01/2006 A           151,934
--------------------------------------------------------------------------------------------------------------------------
       75,000     Pierce County, WA Hsg. Authority                  5.800     12/01/2023   12/01/2008 A            76,401
--------------------------------------------------------------------------------------------------------------------------
      345,000     Port Kalama, WA, Series B                         5.550     12/01/2010   12/01/2006 A           346,025
--------------------------------------------------------------------------------------------------------------------------
       20,000     Port of Seattle, WA, Series B                     5.750     09/01/2017   09/01/2006 A            20,251
--------------------------------------------------------------------------------------------------------------------------
      900,000     Seattle, WA Hsg. Authority
                  (Hilltop Manor/Spring Manor)                      5.375     10/20/2018   03/16/2013 B           953,964
--------------------------------------------------------------------------------------------------------------------------
    1,545,000     Seattle, WA Hsg. Authority
                  (Hilltop Manor/Spring Manor)                      5.875     10/20/2028   10/20/2013 A         1,692,887
--------------------------------------------------------------------------------------------------------------------------
    1,170,000     Snohomish County, WA (Cedar
                  Street Apartments)                                6.300     05/01/2017   05/01/2007 A         1,184,286
--------------------------------------------------------------------------------------------------------------------------
    1,510,000     Snohomish County, WA (Cedar
                  Street Apartments)                                6.400     05/01/2027   05/01/2007 A         1,529,660
--------------------------------------------------------------------------------------------------------------------------
       90,000     Tacoma, WA Electric System                        5.500     01/01/2014   01/01/2007 A            92,412
--------------------------------------------------------------------------------------------------------------------------
       25,000     Tacoma, WA Hsg. Authority
                  (Polynesia Village Apartments)                    5.900     06/01/2029   12/01/2006 A            25,203
--------------------------------------------------------------------------------------------------------------------------
       20,000     Tacoma, WA Port Authority                         5.300     12/01/2017   12/01/2007 A            20,237
--------------------------------------------------------------------------------------------------------------------------
    1,500,000     Vancouver, WA Downtown Redevel.
                  Authority (Conference Center)                     6.000     01/01/2028   01/01/2014 A         1,604,010
--------------------------------------------------------------------------------------------------------------------------
       25,000     WA COP (Dept. of General
                  Administration)                                   5.500     10/01/2013   10/01/2006 A            25,094
--------------------------------------------------------------------------------------------------------------------------
       10,000     WA COP (Whatcom Community
                  College)                                          5.250     10/01/2013   10/01/2006 A            10,031
--------------------------------------------------------------------------------------------------------------------------
    2,175,000     WA EDFA (Lindal Cedar Homes)                      5.800     11/01/2017   11/01/2006 A         2,213,345
--------------------------------------------------------------------------------------------------------------------------
      100,000     WA Health Care Facilities
                  Authority (Grays Harbor
                  Community Hospital)                               5.700     07/01/2016   07/01/2006 A           102,111
--------------------------------------------------------------------------------------------------------------------------
    3,235,000     WA Health Care Facilities
                  Authority (Grays Harbor
                  Community Hospital)                               5.900     07/01/2023   07/01/2006 A         3,304,035
--------------------------------------------------------------------------------------------------------------------------
      125,000     WA Health Care Facilities
                  Authority (Harrison Memorial
                  Hospital)                                         5.300     08/15/2014   08/15/2006 A           125,120
--------------------------------------------------------------------------------------------------------------------------
       10,000     WA Health Care Facilities
                  Authority (Harrison Memorial
                  Hospital)                                         5.400     08/15/2023   08/15/2006 A            10,009
--------------------------------------------------------------------------------------------------------------------------
       25,000     WA Health Care Facilities
                  Authority (Highline Community
                  Hospital)                                         5.500     08/15/2014   08/15/2006 A            25,042
--------------------------------------------------------------------------------------------------------------------------
    1,950,000     WA HFC                                            5.000     06/01/2021   07/01/2009 B         1,988,669
--------------------------------------------------------------------------------------------------------------------------
       25,000     WA HFC (Clare House Apartments)                   5.750     07/01/2030   07/01/2008 A            25,248
--------------------------------------------------------------------------------------------------------------------------


52         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$      50,000     WA HFC (Presbyterian Ministries)                  5.300%    01/01/2019   01/01/2009 A   $        50,814
--------------------------------------------------------------------------------------------------------------------------
       15,000     WA HFC (Single Family)                            5.250     12/01/2017   06/01/2008 A            15,254
--------------------------------------------------------------------------------------------------------------------------
       40,000     WA HFC (Virginia Mason Research
                  Center)                                           5.700     01/01/2024   01/01/2010 A            41,196
--------------------------------------------------------------------------------------------------------------------------
      110,000     WA Higher EFA (Pacific Lutheran
                  University)                                       5.700     11/01/2026   11/01/2006 A           112,759
--------------------------------------------------------------------------------------------------------------------------
   14,750,000     WA Tobacco Settlement Authority
                  (TASC)                                            6.500     06/01/2026   06/01/2013 A        16,043,575
--------------------------------------------------------------------------------------------------------------------------
    5,210,000     WA Tobacco Settlement Authority
                  (TASC)                                            6.625     06/01/2032   06/01/2013 A         5,667,438
                                                                                                          ----------------
                                                                                                               37,670,554
--------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
   11,925,000     Braxton County, WV Solid Waste
                  Disposal (Weyerhaeuser Company)                   5.800     06/01/2027   07/29/2007 A        12,171,013
--------------------------------------------------------------------------------------------------------------------------
    6,565,000     Braxton County, WV Solid Waste
                  Disposal (Weyerhaeuser Company)                   6.125     04/01/2026   10/23/2006 A         6,780,332
--------------------------------------------------------------------------------------------------------------------------
       10,000     Harrison County, WV (Potomac
                  Edison Company)                                   6.250     05/01/2023   11/01/2006 A            10,118
--------------------------------------------------------------------------------------------------------------------------
       20,000     Harrison County, WV (West Penn
                  Power Company)                                    6.300     05/01/2023   11/01/2006 A            20,241
--------------------------------------------------------------------------------------------------------------------------
       25,000     Huntington, WV Sewer                              5.375     11/01/2023   11/01/2006 A            25,030
--------------------------------------------------------------------------------------------------------------------------
        5,000     Jefferson County, WV Residental
                  Mtg., Series A                                    7.750     01/01/2007   07/01/2006 A             5,012
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     Monongalia County, WV Pollution
                  Control (Potomac Edison Company)                  5.950     04/01/2013   10/01/2006 A         2,010,420
--------------------------------------------------------------------------------------------------------------------------
      260,000     Monongalia County, WV Pollution
                  Control (West Penn Power Company)                 5.950     04/01/2013   10/01/2006 A           261,474
--------------------------------------------------------------------------------------------------------------------------
       25,000     Pleasants County, WV Pollution
                  Control (Potomac Edison Company)                  5.500     04/01/2029   04/01/2009 A            25,683
--------------------------------------------------------------------------------------------------------------------------
       25,000     Pleasants County, WV Pollution
                  Control (West Penn Power Company)                 5.500     04/01/2029   04/01/2009 A            25,930
--------------------------------------------------------------------------------------------------------------------------
    2,000,000     WV Hsg. Devel. Fund                               5.250     11/01/2018   05/01/2010 A         2,039,260
--------------------------------------------------------------------------------------------------------------------------
       50,000     WV Water Devel. Authority                         5.625     07/01/2030   07/01/2010 A            52,712
                                                                                                          ----------------
                                                                                                               23,427,225
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.1%
    1,955,000     Badger, WI Tobacco Asset
                  Securitization Corp.                              6.000     06/01/2017   06/01/2012 A         2,058,615
--------------------------------------------------------------------------------------------------------------------------
   29,040,000     Badger, WI Tobacco Asset
                  Securitization Corp.                              6.125     06/01/2027   01/23/2010 B        30,809,041
--------------------------------------------------------------------------------------------------------------------------
   28,070,000     Badger, WI Tobacco Asset
                  Securitization Corp.                              6.375     06/01/2032   06/01/2012 A        29,973,427
--------------------------------------------------------------------------------------------------------------------------
      515,000     Badger, WI Tobacco Asset
                  Securitization Corp.                              7.000     06/01/2028   06/01/2012 A           572,335
--------------------------------------------------------------------------------------------------------------------------
       85,000     Janesville, WI Industrial Devel.
                  (Paramount Communications)                        7.000     10/15/2017   10/15/2006 A            85,706
--------------------------------------------------------------------------------------------------------------------------
       50,000     Kenosha, WI Hsg. Authority
                  Multifamily Hsg. (Glaser
                  Financial Group)                                  6.000     11/20/2041   05/20/2009 A            51,492
--------------------------------------------------------------------------------------------------------------------------


53         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               EFFECTIVE
       AMOUNT                                                      COUPON       MATURITY    MATURITY*               VALUE
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
--------------------------------------------------------------------------------------------------------------------------
$     100,000     Madison, WI Industrial Devel.
                  (Madison Gas & Electric Company)                  5.875%    10/01/2034   04/01/2012 A   $       105,458
--------------------------------------------------------------------------------------------------------------------------
      100,000     Madison, WI Parking System                        5.600     02/01/2012   02/01/2007 A           100,101
--------------------------------------------------------------------------------------------------------------------------
       30,000     Milwaukee County, WI Airport,
                  Series A                                          6.000     12/01/2015   12/01/2006 A            30,251
--------------------------------------------------------------------------------------------------------------------------
       30,000     Milwaukee, WI Redevel. Authority
                  (City Hall Square)                                6.300     08/01/2038   08/01/2007 A            31,081
--------------------------------------------------------------------------------------------------------------------------
       25,000     Oak Creek, WI Hsg. Authority
                  (Wood Creek)                                      5.140 3   01/20/2010   01/20/2010              20,618
--------------------------------------------------------------------------------------------------------------------------
      125,000     Superior, WI Water Supply
                  Facilities (Superior Water,
                  Light & Power Company)                            6.125     11/01/2021   11/01/2006 A           126,155
--------------------------------------------------------------------------------------------------------------------------
      400,000     WI GO                                             5.300     05/01/2023   05/01/2008 A           402,748
--------------------------------------------------------------------------------------------------------------------------
       30,000     WI GO                                             5.500     11/01/2026   11/01/2008 A            30,427
--------------------------------------------------------------------------------------------------------------------------
    2,695,000     WI GO                                             5.750     11/01/2014   11/01/2006 A         2,698,827
--------------------------------------------------------------------------------------------------------------------------
       85,000     WI GO                                             6.000     05/01/2027   11/01/2006 A            85,368
--------------------------------------------------------------------------------------------------------------------------
       25,000     WI H&EFA (AHC/SLMC/HMH/AMCS
                  Obligated Group)                                  5.750     08/15/2016   08/15/2006 A            25,551
--------------------------------------------------------------------------------------------------------------------------
    1,555,000     WI H&EFA (AHC/SLMC/HMH/AMCS
                  Obligated Group)                                  5.875     08/15/2026   08/15/2006 A         1,589,474
--------------------------------------------------------------------------------------------------------------------------
      560,000     WI H&EFA (Aurora Medical Group)                   5.750     11/15/2025   11/15/2006 A           571,939
--------------------------------------------------------------------------------------------------------------------------
    1,000,000     WI H&EFA (Hess Memorial Hospital
                  Assoc.)                                           7.875     11/01/2022   11/01/2006 A         1,022,310
--------------------------------------------------------------------------------------------------------------------------
      255,000     WI H&EFA (Meriter Hospital)                       6.000     12/01/2017   12/01/2006 A           261,423
--------------------------------------------------------------------------------------------------------------------------
       15,000     WI H&EFA (Sisters of the
                  Sorrowful Mother)                                 5.700     08/15/2026   02/15/2007 A            15,439
--------------------------------------------------------------------------------------------------------------------------
      135,000     WI Hsg. & EDA                                     5.750     03/01/2010   03/01/2010             136,251
--------------------------------------------------------------------------------------------------------------------------
    5,135,000     WI Hsg. & EDA                                     5.800     09/01/2017   07/01/2007 A         5,238,470
--------------------------------------------------------------------------------------------------------------------------
      705,000     WI Hsg. & EDA                                     6.000     09/01/2015   03/01/2008 A           707,037
--------------------------------------------------------------------------------------------------------------------------
       35,000     WI Hsg. & EDA, Series A                           6.850     11/01/2012   07/01/2006 A            35,047
                                                                                                          ----------------
                                                                                                               76,784,591
--------------------------------------------------------------------------------------------------------------------------
WYOMING--1.1%
      205,000     Jackson, WY National Rural
                  Utilities Cooperative (Lower
                  Valley Power & Light Company)                     5.875     05/01/2026   05/01/2007 A           208,797
--------------------------------------------------------------------------------------------------------------------------
       50,000     Lincoln County, WY Pollution
                  Control (PacifiCorp)                              5.625     11/01/2021   11/01/2006 A            50,056
--------------------------------------------------------------------------------------------------------------------------
   20,395,000     Sweetwater County, WY Pollution
                  Control (Idaho Power Company)                     6.050     07/15/2026   07/15/2006 A        20,829,414
                                                                                                          ----------------
                                                                                                               21,088,267
                                                                                                          ----------------
Total Municipal Bonds & Notes (Cost $1,795,868,498)                                                         1,847,427,300

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
--------------------------------------------------------------------------------------------------------------------------

   11,600,000     Government Devel. Bank Puerto Rico,
                  Series 2004 (Cost $11,600,000)                    5.000     10/23/2006   10/23/2006          11,596,636


54         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                    VALUE
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,807,468,498)--99.9%                                                    1,859,023,936
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.1                                                                              994,944
                                                                                                          ----------------
NET ASSETS--100.0%                                                                                        $ 1,860,018,880
                                                                                                          ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

    A. Optional call date; corresponds to the most conservative yield calculation.

    B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

    D. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

    C. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes..

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $21,622,090, which represents 1.16% of the Fund's net assets. See accompanying Notes..

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

7. Issue is in default. Non-income producing. See accompanying Notes.

8. Security is subject to a shortfall and forebearance agreement. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ADA         Atlanta Devel. Authority
AHC         Aurora Healthcare
AHS         Adventist Health System
AMCS        Aurora Medical Center of Sheboygan County
CAU         Clark Atlanta University
CDA         Communities Devel. Authority
CHB         Community Hospital of Bedford
CHHC        Community Health & Home Care
COP         Certificates of Participation
CV          Chippewa Valley
DCHSA       Daughters of Charity Health Services of Austin
DKH         Day Kimball Hospital
DRIVERS     Derivative Inverse Tax Exempt Receipts
E&HBFA      Educational Health Buildings Financing Agency
EAFC        Emery Air Freight Corp.
EDA         Economic Devel. Authority
EDC         Economic Devel. Corp.
EDFA        Economic Devel. Finance Authority
EF&CD       Environmental Facilities and Community Devel.
EFA         Educational Facilities Authority
EWA         Emery Worldwide Airline
FH          Foothill Hospital
FHA         Federal Housing Agency
FNMA        Federal National Mortgage Assoc.
GNMA        Government National Mortgage Assoc.
GO          General Obligation
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HDC         Housing Devel. Corp.
HE&H        Higher Educational and Health
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HFDC        Health Facilities Devel. Corp.
HMH         Hartford Memorial Hospital
HNE         Healthnet of New England


55         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

IDA         Industrial Devel. Agency
IDC         Industrial Devel. Corp.
IF&PCFA     Industrial Facilities & Pollution Control Financing Authority
IHC         Intermountain Health Care
IRS         Inverse Rate Security
JCH         Jellico Community Hospital
MAH         Metroplex Adventist Hospital
ME          Medlantic Enterprises
MH          Memorial Hospital
NJ          New Jersey
NYC         New York City
OCC         Oakview Care Center
OHC         Oakwood Hospital Corp.
PA          Pennsylvania
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
Res Rec     Resource Recovery Facility
SAH         Saint Agnus Healthcare
SLMC        St. Luke's Medical Center
SVH         Saint Vincent's Hospital
TASC        Tobacco Settlement Asset-Backed Bonds
TECF        The Euclid Clinic Foundation
UC          United Care
UHC         University Hospitals of Cleveland
UHHS        University Hospitals Health System
UM          University-Mednet
V.I.        United States Virgin Islands

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities        $   1,807,626,516
                                      ==================

Gross unrealized appreciation         $      62,738,751
Gross unrealized depreciation               (11,341,331)
                                      ------------------
Net unrealized appreciation           $      51,397,420
                                      ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


56         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $11,103,400 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $126,909,975 as of June 30, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $68,700, representing less than 0.005% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1865% as of June 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and


57         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


58         |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006